Nuveen
Municipal Closed-End
Exchange-Traded
Funds


        SEMIANNUAL REPORT March 31, 2002



NEW YORK
NNY
NNP
NQN
NVN
NUN
NNF
NAN
NXK


[photos of women smiling and woman with child]


Dependable,
tax-free income
because
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)



THE NUVEEN
INVESTOR
See Page 13



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


Dear
SHAREHOLDER



[photo of: Timothy R. Schwertfeger]


Timothy R. Schwertfeger
Chairman of the Board

" I URGE YOU TO CONSIDER RECEIVING FUTURE FUND REPORTS AND OTHER INFORMATION ELECTRONICALLY ...SEE THE INSIDE FRONT COVER OF THIS REPORT FOR DETAILED INSTRUCTIONS."




I am pleased to report that during the period covered by this report, your Fund continued to meet its primary objective of providing attractive monthly income, while at the same time offering opportunities to reduce overall portfolio volatility. Detailed information on your Fund's performance can be found in the Portfolio Manager's Comments and Performance Overview sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only
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Fund expenses. Sign up is quick and easy - see the inside front cover of this report for detailed instructions.

In addition to providing you with steady tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.


/s/ Timothy R. Schwertfeger


TIMOTHY R. SCHWERTFEGER
Chairman of the Board

May 15, 2002

Nuveen New York Municipal Closed-End Exchange-Traded Funds
(NNY, NNP, NQN, NVN, NUN, NNF, NAN, NXK)

Portfolio Manager's
COMMENTS



Portfolio manager Paul Brennan reviews economic and market conditions, key strategies, and recent Fund performance. Paul has eleven years of investment management experience, and has managed the Nuveen New York Funds since 1999, adding the Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) upon its inception in March 2001.



WHAT WERE THE MAJOR DRIVERS OF THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?
The two major forces at work during the twelve months ended March 31, 2002, were the general slowdown in economic growth and the Federal Reserve's aggressive easing of short-term interest rates. In addition, the events of September 11, 2001, and the uncertain geopolitical climate that followed also have impacted the economy and the markets.

In the fixed-income markets, the general environment of the past twelve months helped many municipal securities perform well. The trend toward increased issuance established in 2001 continued in the first three months of 2002, with $67.4 billion in new supply nationwide, up 10% over January March 2001. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income and an alternative to a volatile stock market. Institutional investors, especially traditional purchasers such as insurance companies and pension plans, also have been active buyers in the new issue market.


HOW WAS THE ECONOMIC AND MARKET ENVIRONMENT IN NEW YORK?
As the state most directly impacted by the terrorist attacks, New York continues to grapple with the aftermath of September 11, which exacerbated the general economic slowing already taking place. Declining revenues from income, sales, and capital gains taxes, compounded by multi-billion dollar losses in the financial and tourism industries, resulted in budget deficits for both the state and New York City. Over the past twelve months, New York's financial, insurance, and real estate sector lost more than 33,000 jobs, and state unemployment as a whole rose 1.5%, reaching 6.2% in March 2002, compared with 5.7% at the national level. Currently, the state government is reviewing initiatives designed to close its budget gap, which is projected at $9 billion through fiscal 2003. New York City, which is facing a $5 billion deficit in fiscal 2003, has increased the city's cigarette tax and is studying proposals for aggressive budget cuts.

Despite these factors, the municipal market in New York continued to perform exceptionally well. Credit ratings for state-issued debt remained intact at A2/AA/AA, while New York City bonds were affirmed at A2/A/A+. During the first three months of 2002, New York issued $4.5 billion in new municipal bonds. Although this represents a 12% decline from January-March 2001, we expect this situation to reverse itself in coming months, with numerous deals already listed on the state and city calendars. In addition, the state recently revamped its reimbursement procedures for local school districts, which will require these districts to refinance existing debt. This is expected to bring hundreds of deals to market through the end of 2002. Overall, both individual and institutional investors continued to be strong buyers of New York bonds, with demand at times outpacing the relatively tighter supply during the first quarter of 2002.


HOW DID THE NUVEEN NEW YORK FUNDS PERFORM OVER THE PAST 12 MONTHS?
During the twelve months ended March 31, 2002, the Fed's policy of interest rate easing, combined with favorable market technicals, created a generally positive total return environment for municipal bonds. While concerns about the potential strength of an economic recovery sparked some volatility in the bond market during the last two months of 2001, the first quarter of 2002 saw many municipal bonds outperform their taxable counterparts. Individual results for the Nuveen New York Funds are presented in the accompanying table.

                      TOTAL RETURN         LEHMAN     LIPPER
         MARKET YIELD       ON NAV  TOTAL RETURN1    AVERAGE2
----------------------------------------------------------------
                            1 YEAR      1 YEAR      1 YEAR
                 TAXABLE-    ENDED       ENDED       ENDED
       3/31/02 EQUIVALENT3 3/31/02     3/31/02      3/31/02
----------------------------------------------------------------
NNY      5.35%     8.23%    3.56%      3.82%         3.50%
----------------------------------------------------------------
NNP      6.21%     9.55%    4.48%      3.82%         3.50%
----------------------------------------------------------------
NQN      6.12%     9.42%    4.10%      3.88%         3.54%
----------------------------------------------------------------
NVN      6.33%     9.74%    3.65%      3.88%         3.54%
----------------------------------------------------------------
NUN      6.15%     9.46%    3.41%      3.88%         3.54%
----------------------------------------------------------------
NNF      6.10%     9.38%    4.05%      3.88%         3.54%
----------------------------------------------------------------
NAN      6.22%     9.57%    4.38%      3.82%         3.50%
----------------------------------------------------------------
NXK      6.38%     9.82%    4.29%      3.82%         3.50%
----------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

Overall, the market environment of the past twelve months favored funds with longer durations4. As of March 31, 2002, the durations of the four insured New York Funds - NQN, NVN, NUN, and NNF - ranged from 8.88 to 11.71, compared with
7.73 for the unleveraged Lehman Brothers New York Insured Tax-Exempt Bond Index. NNP and NAN had durations of 11.35 and 11.14, respectively, compared with 7.23 for the Lehman New York Tax-Exempt Index, while the unleveraged NNY had an average duration of 6.30. The duration of NXK, which was established in 2001, was 14.01, which we believe is typical of newer Funds. Over time, we plan to move this duration in line with the other Nuveen New York Municipal Closed-End Exchange-Traded Funds. The relative performances of these Funds were also influenced by market activity, portfolio structure, including call exposure, and individual holdings. The total returns of NVN and NUN, in particular, were impacted by heavier call exposure over the past twelve months. These two Funds have now worked through many of their calls and, after 2002, it is expected they will have very little call exposure over the next four years.


HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES? With the Fed's interest rate cuts, the dividend-payment capabilities of these Funds (with the exception of unleveraged NNY) benefited from the use of leverage, a strategy that can potentially enhance the dividends paid to common shareholders. This benefit is tied in part to the short-term rates the leveraged Funds pay their MuniPreferred, shareholders. For example, declining short-term rates can enable the Funds to reduce the amount of income they pay preferred shareholders, which can leave more earnings to support common share dividends.

During the year ended March 31, 2002, our prudent use of leverage and steady or falling short-term interest rates enabled us to implement four dividend increases in NNP, NQN, and NNF, three increases in NAN, two increases in NVN and NUN, and one increase in NXK. However, the unleveraged NNY was unable to participate in the benefits offered by this strategy over the past twelve months, and the Fund's dividend was reduced in December 2001. Over the next twelve months, the level of short-term rates, the number of bond calls, and the interest rates at which we can reinvest the proceeds of any calls will continue to influence the dividends of the Nuveen New York Funds.

Over the past year, all of the Funds except NNP and NNF experienced a decline in share price. As a result, NAN moved from a premium (share price above NAV) to a discount (share price below NAV), while the remaining Funds continued to trade at a discount over the past twelve months.


--------------------------------------------------------------------------------
[sidebar footnotes]:

1 The performance of the insured Nuveen New York Funds is compared with that of the Lehman Brothers New York Insured Tax-Exempt Bond Index, an unleveraged index comprising a broad range of insured New York municipal bonds, while the perfor mance of the non-insured Funds is compared with that of the Lehman New York Tax-Exempt Bond Index, an unleveraged index comprising a broad range of investment-grade New York municipal bonds. Results for the Lehman indexes do not reflect any expenses.
2 The total returns of the insured Funds are compared with the average annualized return of the 9 funds in the Lipper New York Insured Municipal Debt Funds category, while the non-insured Funds are compared with the average annualized return of the 12 funds in the Lipper New York Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.
3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a combined federal and state income tax rate of 35%.
4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. With the exception of NNY, which is unleveraged, references to duration in this commentary are intended to indicate Fund duration unless otherwise noted.
--------------------------------------------------------------------------------



WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN NEW YORK FUNDS DURING THE YEAR ENDED MARCH 31, 2002?
In investing new cash and proceeds from sales and bond calls over the past twelve months, we focused on attractive bonds with the potential to support the Funds' long-term dividend-payment capabilities, enhance total return potential, and add value and diversification. In the non-insured Funds, we found value in lower-rated bonds, particularly in the healthcare sector. This sector, which has benefited from stabilizing finances, remains an important strategic selection for us, providing attractive income as well as competitive total returns. In the insured Funds, we emphasized yield curve positioning. Despite fewer opportunities resulting from lighter supply in the New York market during the past few months, the Funds benefited from strong security selection and our ability to enhance earnings through the use of leverage.

In view of recent world events, maintaining strong credit quality also remained a primary area of emphasis. The noninsured Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 71% to 82% as of March 31, 2002. The insured Funds, NQN, NVN, NUN, and NNF are 100% invested in insured and/or U.S. guaranteed securities.

Over the past few years, we have worked to position the Funds to benefit from an eventual debt restructuring by the Metropolitan Transportation Authority (MTA), increasing our exposure to this issuer as opportunities allowed. This restructuring is now on the calendar to start in 2002 as part of a five-year capital improvement plan by the MTA, North America's largest transit network. The advance refunding of these bonds (if it occurs as scheduled) should enhance the value of these securities and also provide stronger upside potential. As of April 10, 2002, Standard & Poor's has upgraded the MTA's credit rating to A from BBB+, an indication of the resilience of New York state and city agencies in the aftermath of September 11. The credit ratings of the Port Authority of New York and New Jersey, which recently auctioned bonds for the first time since the September 11 attacks, were affirmed at pre-September levels (A1/AA-/AA-). In addition, all three rating agencies have revised their outlooks from negative to stable, citing the Port Authority's improving passenger trends, diverse revenue stream, and considerable reserves.

In terms of bond calls, the Funds offer excellent levels of call protection in 2002 and 2003, with call exposure ranging from none in NXK to 12% in NNF over the next 21 months. NVN and NUN, which were established in 1991, face a slightly higher level of potential calls (19% and 20%, respectively, in 2002) as these Funds continue to work their way past the point in their life cycles normally associated with increased call exposure. The number of actual calls experienced by the Funds will depend largely on market interest rates over this time. We believe the current call exposure of these Funds is very manageable, and we foresee no problems in working through the call risk. In general, we have taken a methodical approach to deciding whether to hold or to sell a bond as its call date approaches, emphasizing support and stability for the Funds' dividend-payment capabilities. In coming months, the anticipated increase in New York municipal supply should provide us with increased opportunities to find appropriate replacement bonds for any bonds that are called.


WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THE NUVEEN NEW YORK FUNDS IN PARTICULAR?
In general, our outlook for the fixed-income markets over the next twelve months remains positive. The U.S. economy appears headed for a recovery, but one we believe will be characterized by a moderate pace of growth, with inflation and interest rates remaining low over the near term. Nationally, we think new municipal supply should continue to be strong, and we expect issuance in New York to increase over 2001's high levels, as the state deals with budget deficits and the continued need to provide essential services. This should enhance our opportunities to make attractive trades and interesting swaps. Given the current environment, we anticipate that much of 2002's issuance will be insured. We expect demand for tax-exempt municipal bonds to remain robust, as investors keep an eye on continued stock market fluctuations and look for ways to rebalance their portfolios and reduce risk.

Over the next six months, we plan to remain focused on strategies that add value for our shareholders, provide support for the Funds' dividends and total returns, and fully utilize Nuveen's experience and research expertise to adjust to changes in market conditions. In our opinion, the Nuveen New York Funds are well diversified for the market environment ahead and well positioned to take advantage of the opportunities presented by increased issuance. Overall, we believe these Funds represent an important element of investors' long-range financial programs, providing dependable tax-free income as well as balance, diversification, and quality.

  NNY

Nuveen New York Municipal Value Fund, Inc.

Performance
   OVERVIEW As of March 31, 2002



[PIE CHART DATA]:

CREDIT QUALITY

AAA/U.S. Guaranteed    48%
AA                     23%
A                      15%
BBB                     8%
NR                      6%




PORTFOLIO STATISTICS
----------------------------------------------------
Share Price                                  $9.08
----------------------------------------------------
Net Asset Value                              $9.66
----------------------------------------------------
Market Yield                                 5.35%
----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.64%
----------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.23%
----------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $146,128
----------------------------------------------------
Average Effective Maturity (Years)           21.96
----------------------------------------------------
Average Duration                              6.30
----------------------------------------------------


ANNUALIZED TOTAL RETURN (Inception 10/87)
----------------------------------------------------
                      ON SHARE PRICE        ON NAV
----------------------------------------------------
1-Year                         4.80%         3.56%
----------------------------------------------------
5-Year                         3.55%         4.84%
----------------------------------------------------
10-Year                        4.46%         5.58%
----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
----------------------------------------------------
Tax Obligation/Limited                         20%
----------------------------------------------------
Long-Term Care                                 15%
----------------------------------------------------
Healthcare                                     11%
----------------------------------------------------
Utilities                                       9%
----------------------------------------------------
Education and Civic Organizations               9%
----------------------------------------------------



[BAR CHART DATA]:

2001-2002 Monthly Tax-Free Dividends Per Share2

Apr              $0.0425
May               0.0425
Jun               0.0425
Jul               0.0425
Aug               0.0425
Sep               0.0425
Oct               0.0425
Nov               0.0425
Dec               0.0405
Jan               0.0405
Feb               0.0405
Mar               0.0405



[LINE CHART DATA]:

Share Price Performance
Weekly Closing Price

4/1/01           $9.12
                  9.1
                  9.12
                  9.1
                  9.11
                  9.17
                  9.1
                  9.11
                  9.12
                  9.14
                  9.13
                  9.15
                  9.34
                  9.5
                  9.6
                  9.29
                  9.46
                  9.47
                  9.63
                  9.68
                  9.64
                  9.72
                  9.75
                  9.8
                  9.54
                  9.49
                  9.63
                  9.59
                  9.55
                  9.59
                  9.45
                  9.62
                  9.59
                  9.62
                  9.55
                  9.45
                  9.26
                  9.09
                  9.2
                  9.3
                  9.33
                  9.26
                  9.33
                  9.36
                  9.47
                  9.41
                  9.51
                  9.57
                  9.49
                  9.18
                  9.13
3/31/02           9.08

Past performance is not predictive of future results.



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2001 of $0.0027 per share.

  NNP

Nuveen New York Performance Plus Municipal Fund, Inc.

Performance
   OVERVIEW As of March 31, 2002


[PIE CHART DATA]:

CREDIT QUALITY

AAA/U.S. Guaranteed   44%
AA                    29%
A                     13%
BBB                   12%
NR                     2%



PORTFOLIO STATISTICS
------------------------------------------------------
Share Price                                 $14.98
------------------------------------------------------
Net Asset Value                             $15.56
------------------------------------------------------
Market Yield                                 6.21%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.87%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.55%
------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $232,699
------------------------------------------------------
Average Effective Maturity (Years)           21.94
------------------------------------------------------
Leverage-Adjusted Duration                   11.35
------------------------------------------------------


ANNUALIZED TOTAL RETURN (Inception 11/89)
------------------------------------------------------
                      ON SHARE PRICE        ON NAV
------------------------------------------------------

1-Year                         6.51%         4.48%
------------------------------------------------------
5-Year                         3.70%         6.15%
------------------------------------------------------
10-Year                        6.37%         7.44%
------------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
------------------------------------------------------
Tax Obligation/Limited                         18%
------------------------------------------------------
Education and Civic Organizations              17%
------------------------------------------------------
Healthcare                                     14%
------------------------------------------------------
Transportation                                 12%
------------------------------------------------------
Utilities                                       9%
------------------------------------------------------



[BAR CHART DATA]:

2001-2002 Monthly Tax-Free Dividends Per Share2

Apr              $0.0725
May               0.0725
Jun               0.0735
Jul               0.0735
Aug               0.0735
Sep               0.075
Oct               0.075
Nov               0.075
Dec               0.076
Jan               0.076
Feb               0.076
Mar               0.0775



[LINE CHART DATA]:

Share Price Performance
Weekly Closing Price

4/1/01           $14.77
                  14.82
                  14.9
                  14.72
                  14.95
                  14.84
                  14.95
                  14.87
                  14.88
                  15.09
                  14.87
                  15.15
                  15.37
                  15.69
                  15.34
                  15.32
                  15.44
                  15.38
                  15.62
                  15.6
                  15.85
                  15.84
                  15.96
                  15.9
                  14.79
                  15.39
                  15.64
                  15.35
                  15.4
                  15.68
                  15.54
                  15.78
                  15.5
                  15.43
                  15.58
                  15.02
                  14.91
                  14.48
                  14.75
                  15.05
                  15.45
                  15.45
                  15.45
                  15.7
                  15.8
                  15.86
                  15.84
                  15.86
                  15.6
                  15.33
                  15.22
3/31/02           14.98


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2001 of $0.0014 per share.

  NQN

Nuveen New York Investment Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of March 31, 2002


[PIE CHART DATA]:

CREDIT QUALITY

Insured                             91%
Insured and U.S. Guaranteed          8%
U.S. Guaranteed                      1%


PORTFOLIO STATISTICS
-----------------------------------------------------
Share Price                                 $14.50
-----------------------------------------------------
Net Asset Value                             $15.24
-----------------------------------------------------
Market Yield                                 6.12%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.74%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.42%
-----------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $269,813
-----------------------------------------------------
Average Effective Maturity (Years)           21.18
-----------------------------------------------------
Leverage-Adjusted Duration                   11.47
-----------------------------------------------------


ANNUALIZED TOTAL RETURN (Inception 11/90)
-----------------------------------------------------
                      ON SHARE PRICE        ON NAV
-----------------------------------------------------
1-Year                         3.68%         4.10%
-----------------------------------------------------
5-Year                         3.59%         6.10%
-----------------------------------------------------
10-Year                        5.91%         6.90%
-----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
-----------------------------------------------------
Tax Obligation/Limited                         24%
-----------------------------------------------------
Education and Civic Organizations              15%
-----------------------------------------------------
Healthcare                                     12%
-----------------------------------------------------
Transportation                                 12%
-----------------------------------------------------
U.S. Guaranteed                                 9%
-----------------------------------------------------



[BAR CHART DATA]:

2001-2002 Monthly Tax-Free Dividends Per Share2

Apr              $0.069
May               0.069
Jun               0.07
Jul               0.07
Aug               0.07
Sep               0.071
Oct               0.071
Nov               0.071
Dec               0.072
Jan               0.072
Feb               0.072
Mar               0.074



[LINE CHART DATA]:

Share Price Performance
Weekly Closing Price

4/1/01           $14.4
                  14.52
                  14.52
                  14.33
                  14.47
                  14.66
                  14.75
                  14.22
                  14.25
                  14.46
                  14.34
                  14.45
                  14.56
                  14.7
                  14.55
                  14.46
                  14.59
                  14.72
                  15.2
                  14.99
                  15.18
                  15.1
                  15.11
                  15.13
                  14.07
                  14.72
                  15.27
                  14.83
                  14.65
                  14.95
                  15.13
                  15.3
                  14.9
                  14.9
                  14.89
                  14.56
                  14.32
                  14.22
                  14.6
                  14.72
                  14.96
                  15
                  15.01
                  15.25
                  15.4
                  15.4
                  15.34
                  15.4
                  15.23
                  14.85
                  14.69
3/31/02           14.5


Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2001 of $0.0475 per share.

  NVN

Nuveen New York Select Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of March 31, 2002


[PIE CHART DATA]:

CREDIT QUALITY

Insured                             93%
Insured and U.S. Guaranteed          6%
U.S. Guaranteed                      1%



PORTFOLIO STATISTICS
-----------------------------------------------------
Share Price                                 $14.13
-----------------------------------------------------
Net Asset Value                             $14.88
-----------------------------------------------------
Market Yield                                 6.33%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.04%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.74%
-----------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $348,590
-----------------------------------------------------
Average Effective Maturity (Years)           21.43
-----------------------------------------------------
Leverage-Adjusted Duration                   11.71
-----------------------------------------------------


ANNUALIZED TOTAL RETURN (Inception 5/91)
-----------------------------------------------------
                      ON SHARE PRICE        ON NAV
-----------------------------------------------------

1-Year                         1.46%         3.65%
-----------------------------------------------------
5-Year                         4.13%         5.63%
-----------------------------------------------------
10-Year                        6.44%         6.94%
-----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
-----------------------------------------------------
Tax Obligation/ Limited                        25%
-----------------------------------------------------
Education and Civic Organizations              17%
-----------------------------------------------------
Healthcare                                     11%
-----------------------------------------------------
Tax Obligation/General                         10%
-----------------------------------------------------
Utilities                                      10%
-----------------------------------------------------



[BAR CHART DATA]:

2001-2002 Monthly Tax-Free Dividends Per Share2

Apr              $0.0725
May               0.0725
Jun               0.0725
Jul               0.0725
Aug               0.0725
Sep               0.0725
Oct               0.0725
Nov               0.0725
Dec               0.0735
Jan               0.0735
Feb               0.0735
Mar               0.0745



[LINE CHART DATA]:

Share Price Performance
Weekly Closing Price

4/1/01           $14.85
                  14.51
                  14.53
                  14.48
                  14.52
                  14.76
                  14.55
                  14.34
                  14.66
                  14.65
                  14.35
                  14.6
                  14.7
                  14.93
                  14.87
                  14.37
                  14.51
                  14.7
                  14.81
                  15.05
                  14.92
                  15.14
                  14.91
                  14.9
                  13.85
                  14.5
                  14.79
                  14.6
                  14.35
                  14.53
                  14.75
                  14.87
                  14.5
                  14.64
                  14.81
                  14.34
                  14.26
                  14.03
                  14.14
                  14.44
                  14.82
                  14.78
                  14.69
                  14.95
                  15.14
                  15.1
                  15.08
                  15.1
                  14.77
                  14.72
                  14.26
3/31/02           14.13


Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.1257 per share.

  NUN

Nuveen New York Quality Income Municipal Fund, Inc.

Performance
   OVERVIEW As of March 31, 2002


[PIE CHART DATA]:

CREDIT QUALITY

Insured                             91%
Insured and U.S. Guaranteed          8%
U.S. Guaranteed                      1%



PORTFOLIO STATISTICS
------------------------------------------------------
Share Price                                 $14.35
------------------------------------------------------
Net Asset Value                             $14.79
------------------------------------------------------
Market Yield                                 6.15%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.79%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.46%
------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $356,153
------------------------------------------------------
Average Effective Maturity (Years)           19.82
------------------------------------------------------
Leverage-Adjusted Duration                   11.06
------------------------------------------------------


ANNUALIZED TOTAL RETURN (Inception 11/91)
------------------------------------------------------
                      ON SHARE PRICE        ON NAV
------------------------------------------------------

1-Year                         2.00%         3.41%
------------------------------------------------------
5-Year                         5.01%         5.83%
------------------------------------------------------
10-Year                        6.60%         6.82%
------------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
------------------------------------------------------
Tax Obligation/Limited                         28%
------------------------------------------------------
Education and Civic Organizations              22%
------------------------------------------------------
Transportation                                 11%
------------------------------------------------------
Utilities                                       9%
------------------------------------------------------
U.S. Guaranteed                                 9%
------------------------------------------------------


[BAR CHART DATA]:

2001-2002 Monthly Tax-Free Dividends Per Share2

Apr              $0.071
May               0.071
Jun               0.071
Jul               0.071
Aug               0.071
Sep               0.071
Oct               0.071
Nov               0.071
Dec               0.072
Jan               0.072
Feb               0.072
Mar               0.0735



[LINE CHART DATA]:

Share Price Performance
Weekly Closing Price

4/1/01           $14.54
                  14.37
                  14.46
                  14.47
                  14.43
                  14.48
                  14.56
                  14.3
                  14.38
                  14.32
                  14.11
                  14.26
                  14.27
                  14.59
                  14.49
                  14.05
                  14.18
                  14.44
                  14.78
                  14.73
                  14.78
                  14.85
                  14.69
                  14.75
                  13.79
                  14.33
                  14.4
                  13.96
                  14.13
                  14.07
                  14.27
                  14.37
                  14.26
                  14.2
                  14.47
                  13.97
                  13.9
                  13.9
                  13.93
                  14.3
                  14.57
                  14.69
                  14.7
                  14.8
                  14.85
                  14.75
                  14.85
                  14.94
                  14.71
                  14.57
                  14.31
3/31/02           14.35


Past performance is not predictive of future results.



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2001 of $0.0129 per share.

  NNF

Nuveen Insured New York Premium Income Municipal Fund, Inc.

Performance
   OVERVIEW As of March 31, 2002


[PIE CHART DATA]:

CREDIT QUALITY

Insured                             82%
Insured and U.S. Guaranteed         14%
U.S. Guaranteed                      4%



PORTFOLIO STATISTICS
------------------------------------------------------
Share Price                                 $14.45
------------------------------------------------------
Net Asset Value                             $14.86
------------------------------------------------------
Market Yield                                 6.10%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.71%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.38%
------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $123,438
------------------------------------------------------
Average Effective Maturity (Years)           17.92
------------------------------------------------------
Leverage-Adjusted Duration                    8.88
------------------------------------------------------


ANNUALIZED TOTAL RETURN (Inception 12/92)
------------------------------------------------------
                      ON SHARE PRICE        ON NAV
------------------------------------------------------
1-Year                         6.10%         4.05%
------------------------------------------------------
5-Year                         7.28%         6.98%
------------------------------------------------------
Since Inception                5.47%         6.36%
------------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
------------------------------------------------------
Education and Civic Organizations              22%
------------------------------------------------------
U.S. Guaranteed                                18%
------------------------------------------------------
Utilities                                      12%
------------------------------------------------------
Tax Obligation/Limited                         12%
------------------------------------------------------
Tax Obligation/General                        10%
------------------------------------------------------



[BAR CHART DATA]:

2001-2002 Monthly Tax-Free Dividends Per Share2

Apr              $0.0675
May               0.0675
Jun               0.0685
JUl               0.0685
Aug               0.0685
Sep               0.07
Oct               0.07
Nov               0.07
Dec               0.0715
Jan               0.0715
Feb               0.0715
Mar               0.0735



[LINE CHART DATA]:

Share Price Performance
Weekly Closing Price

4/1/01            $14.05
                  14.25
                  14.13
                  14.1
                  14.28
                  14.21
                  14.15
                  14.07
                  14.02
                  14.33
                  14.22
                  14.35
                  14.4
                  14.62
                  14.51
                  14.4
                  14.39
                  14.38
                  14.99
                  15
                  15.02
                  15.13
                  15.06
                  15.07
                  14.14
                  14.57
                  14.74
                  14.82
                  14.85
                  15.08
                  14.92
                  15.1
                  14.96
                  15.03
                  15.03
                  14.81
                  14.97
                  14.6
                  14.66
                  14.83
                  15.12
                  15.08
                  15
                  15.3
                  15.47
                  15.22
                  15.33
                  15.43
                  15.45
                  15.11
                  14.6
3/31/02           14.45


Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2001 of $0.0049 per share.

  NAN

Nuveen New York Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of March 31, 2002


[PIE CHART DATA]:

CREDIT QUALITY

AAA/U.S. Guaranteed    53%
AA                     28%
A                      12%
BBB                     3%
NR                      3%
Other                   1%



PORTFOLIO STATISTICS
------------------------------------------------------
Share Price                                 $13.80
------------------------------------------------------
Net Asset Value                             $14.46
------------------------------------------------------
Market Yield                                 6.22%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.89%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.57%
------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $132,796
------------------------------------------------------
Average Effective Maturity (Years)           21.64
------------------------------------------------------
Leverage-Adjusted Duration                   11.14
------------------------------------------------------


ANNUALIZED TOTAL RETURN (Inception 5/99)
------------------------------------------------------
                      ON SHARE PRICE        ON NAV
------------------------------------------------------
1-Year                        -1.85%         4.38%
------------------------------------------------------
Since Inception                2.89%         6.23%
------------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
------------------------------------------------------
Healthcare                                     22%
------------------------------------------------------
Tax Obligation/Limited                         20%
------------------------------------------------------
Education and Civic Organizations              17%
------------------------------------------------------
Tax Obligation/General                         11%
------------------------------------------------------
Utilities                                       7%
------------------------------------------------------



[BAR CHART DATA]:

2001-2002 Monthly Tax-Free Dividends Per Share

Apr              $0.066
May               0.066
Jun               0.068
Jul               0.068
Aug               0.068
Sep               0.0695
Oct               0.0695
Nov               0.0695
Dec               0.0695
Jan               0.0695
Feb               0.0695
Mar               0.0715



[LINE CHART DATA]:

Share Price Performance
Weekly Closing Price

4/1/01           $14.5
                  14.5
                  14.5
                  14.39
                  14.43
                  14.42
                  14.45
                  14.25
                  14.25
                  14.45
                  14.4
                  14.64
                  14.81
                  14.82
                  14.77
                  14.75
                  14.62
                  14.72
                  14.91
                  14.95
                  15
                  15.1
                  14.95
                  15
                  14.23
                  14.44
                  14.9
                  14.73
                  14.66
                  14.66
                  14.75
                  14.95
                  15
                  14.92
                  14.8
                  14.4
                  14.52
                  13.96
                  14.08
                  14.2
                  14.23
                  14.44
                  14.48
                  14.5
                  14.55
                  14.6
                  14.8
                  14.86
                  14.68
                  14.25
                  13.9
3/31/02           13.8


Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

  NXK

Nuveen New York Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of March 31, 2002


[PIE CHART DATA]:

CREDIT QUALITY

AAA/U.S. Guaranteed       48%
AA                        34%
A                          5%
BBB                        9%
NR                         4%



PORTFOLIO STATISTICS
-----------------------------------------------------
Share Price                                 $13.35
-----------------------------------------------------
Net Asset Value                             $14.13
-----------------------------------------------------
Market Yield                                 6.38%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.11%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.82%
-----------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $91,251
-----------------------------------------------------
Average Effective Maturity (Years)           24.88
-----------------------------------------------------
Leverage-Adjusted Duration                   14.01
-----------------------------------------------------


ANNUALIZED TOTAL RETURN (Inception 3/01)
-----------------------------------------------------
                      ON SHARE PRICE        ON NAV
-----------------------------------------------------
1-Year                        -6.10%         4.29%
-----------------------------------------------------
Since Inception               -6.10%         4.07%
-----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
-----------------------------------------------------
Education and Civic Organizations              20%
-----------------------------------------------------
Utilities                                      16%
-----------------------------------------------------
Tax Obligation/Limited                         15%
-----------------------------------------------------
Transportation                                 13%
-----------------------------------------------------
Healthcare                                      9%
-----------------------------------------------------



[BAR CHART DATA]:

2001-2002 Monthly Tax-Free Dividends Per Share

May              $0.07
Jun               0.07
Jul               0.07
Aug               0.07
Sep               0.07
Oct               0.07
Nov               0.07
Dec               0.07
Jan               0.07
Feb               0.07
Mar               0.071



[LINE CHART DATA]:

Share Price Performance
Weekly Closing Price

4/1/01           $15.08
                  15
                  15
                  15.05
                  15
                  14.96
                  15
                  14.8
                  14.85
                  15
                  14.75
                  14.77
                  14.65
                  14.71
                  14.7
                  14.81
                  14.75
                  14.76
                  15.03
                  14.91
                  15.05
                  15.11
                  15.09
                  14.99
                  14.25
                  14.46
                  14.37
                  14.4
                  14.29
                  14.25
                  14.48
                  14.93
                  14.85
                  14.6
                  14.53
                  14.34
                  14.11
                  13.75
                  13.57
                  13.96
                  14.05
                  14.2
                  14
                  14.24
                  14.88
                  14.77
                  14.49
                  14.48
                  14.4
                  14.05
                  13.4
3/31/02           13.35


Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

THE NUVEEN
INVESTOR


[photo of boys walking]

V1


Bond surveillance -
a HIGH PRIORITY at NUVEEN
The Enron scandal has raised numerous questions about the real value of American securities. Investors want to know what safeguards are in place to inspire their trust and ensure their holdings are dependable. The Nuveen Investor recently spoke with David Blair, Assistant Vice President and Senior Analyst at Nuveen, about the research and surveillance processes used for Nuveen funds.



HOW DO NUVEEN'S RESEARCH ANALYSTS EVALUATE BONDS PRIOR TO PURCHASE?
We evaluate factors impacting market sectors, issuers and specific bonds and assign credit ratings to bonds we consider for purchase. We seek to purchase bonds with stable and improving credit characteristics, which have attractive prices and yields relative to other bonds in their sectors.

HOW DO YOU CONDUCT YOUR RESEARCH?
We conduct detailed analyses that often involve site visits and discussions with managers of the projects being financed. Since Nuveen is a major investor with large buying power, issuers and project managers are willing to listen to us and respond to our concerns.

IS THE RESEARCH AND ANALYSIS PROCESS ANY DIFFERENT WHEN CONSIDERING HIGH-YIELD BONDS?
Up to 20 percent of some funds can be invested in below investment grade bonds to help the fund attain a higher yield. This underscores the need for research. If one of our 16 analysts believes a high-yield bond should be purchased, a second analyst reviews the issue as well.

HOW DO YOU MONITOR THE VARIOUS BONDS ONCE THEY'VE BEEN PURCHASED?
We have a proprietary database with information and analysis on the bonds Nuveen holds in its funds. Among other things, we are able to evaluate risk exposure to sectors, issuers and specific bonds on an on-going basis.

HOW DOES THE RESEARCH DEPARTMENT COMMUNICATE THE INFORMATION GATHERED?
We conduct biweekly meetings within the research department and weekly meetings with portfolio managers. We also write-up our findings and distribute them with "buy," "hold" or "sell" recommendations to portfolio managers.

(continued on page 15)




     Volume one 2002
     INSIDE
13   Bond Surveillance -
     A High Priority at Nuveen

14   Is it Time to Rethink
     Your Bond Strategy?

15   Many Investors Continue
     to Find Solutions with Professional Advice

16   Fund Reports
     Available Online

16   ETFConnect:
     The Source for All Exchange-Traded Funds

   (C)2002 Nuveen Investments.
    All rights reserved.



[LOGO: NUVEEN Investments]

V1


IS IT TIME TO RETHINK YOUR BOND STRATEGY?
Significant stock market losses in recent history have sent many investors toward bonds as a way to potentially cut their losses and balance equity-dominated portfolios. While many consider bonds a set-and-forget investment, there are several circumstances that might prompt you to reassess -- and perhaps revamp -- your bond holdings.

TAX BRACKET CHANGES
The Economic Growth and Tax Relief Reconciliation Act of 2001 has dropped tax brackets a percentage point this year, but a higher salary, large bonus, sale of assets or retirement may push you into a higher tax bracket for 2002.

If you are in a higher tax bracket and want to generate an income stream without raising your tax burden, tax-free municipal bonds may be a prudent option. Even if you are in a lower tax bracket, municipal bonds could make sense. The question is whether municipal or taxable bonds will deliver a better taxable yield.

RETIREMENT PLANS CHANGE
Whether you are near retirement or are currently enjoying it, you may want to consider rebalancing your retirement accounts with less stock and more bonds, to potentially reduce risk and try to preserve the assets that you have accumulated. If you are just entering retirement you may want to make tax-free municipal bonds a part of your portfolio to emphasize income generation and protection from taxation.

RISK TOLERANCE CHANGES
The recent market volatility and market downturn may have caused many investors to reevaluate their tolerance for risk. On the other hand, your portfolio might have performed well over the last few years and you may not need to take on extra risk to meet your long-term goals. In either situation you could take a look at your bond portfolio and determine whether you need to make changes to correspond with your tolerance for risk.

PORTFOLIO CHANGES
If you make significant changes to one or more of your investments, you'll want to look at your portfolio as a whole, particularly with regard to overall asset allocation. You may need to do some rebalancing to stay on track with your investment strategy.

Your financial advisor can help. Regardless of how your circumstances change, he or she can provide up-to-date information on the bond market and various funds to help you decide how to maximize your returns consistent with your short- and long-term financial goals.

No investment is risk free and some investments carry more risk than others. It is important to know what the risks are, to evaluate them against any potential rewards, and to determine your tolerance for risk when selecting an investment.


[photos of bridge to lighthouse and toddlers playing]


The Nuveen Investor Vol 02.1 NUVEEN Investments

V1



[photo of woman and child]


MANY INVESTORS CONTINUE TO FIND SOLUTIONS WITH PROFESSIONAL ADVICE
For many investors, current financial markets are confusing and frustrating. According to research conducted for the Forum for Investor Advice*, that's the number one reason many turn to a financial advisor. They want someone to suggest ideas and provide consultation, dialogue and professional advice.

Investors say their advisors are helpful in other key ways, including...

o Saving time. After consultation, investors note that the second most important reason for using an advisor is to have someone else monitor their portfolio, reducing the amount of time they spend on investing.

o Help in sorting through information. Investors in the 21st century have more products from which to choose than in the past. For example, there are approximately 8,000 mutual funds today, up from 3,000 in 1990.

o Assistance in setting financial goals. According to investors who use a financial advisor, they are more likely to have a plan for a specific financial goal than do-it-yourself investors.

o Staying focused. Advisor-assisted investors are more likely than do-it-yourself investors to have developed a comprehensive investment program.

o Peace of mind. Investors say their comfort level in all types of markets is higher when using an advisor for a "second opinion" on an investment decision.

*The survey of 324 investors was conducted in December of 2000 by Market Facts and analyzed by New York based Neuwirth Research. Of the 324, 166 said they had an ongoing relationship with a financial advisor, while 157 described themselves as do-it-yourselfers.


--------------------------------------------------------------------------------
(continued from page 13)


HOW ARE PROBLEM BONDS IDENTIFIED AND HANDLED?
We conduct surveillance on our bonds on a regular basis to ensure, among other things, that deteriorating bonds are identified early. We then discuss any emerging problems and potential courses of action with the portfolio manager.


HOW MANY ISSUES DOES THE RESEARCH DEPARTMENT FOLLOW?
We follow 12 sectors and 1,500 uninsured bonds, worth about $18 billion of Nuveen's $45 billion in total municipal assets. The remaining $27 billion in municipal assets are insured or escrowed (backed by Treasury bonds). For the insured bonds, we monitor closely on a regular basis the insurers guaranteeing the bonds.


WILL RESEARCH AND SURVEILLANCE CHANGE IN LIGHT OF PROBLEMS WITH ENRON
SECURITIES?
Overall, our investment process and surveillance have worked well and been effective. However, we meet as a group on a regular basis and are constantly evaluating ways to improve the process to respond to issues and the market environment.



The Nuveen Investor Vol 02.1  NUVEEN Investments

V1



LOOK AHEAD...

FUND REPORTS
AVAILABLE
ONLINE

Nuveen Fund information is now available online. Once you register, you'll receive an e-mail notice with a link to your Fund's reports and other information just as soon as it is ready. Registering takes only a few minutes.

If you receive statements from a brokerage firm or financial advisor, go to WWW.INVESTORDELIVERY.COM. Enter your personal 13-character enrollment number imprinted on the address sheet of this report near your name. From the options on the follow-up page, select the New Enrollment-Create screen. Once there, enter your e-mail address and a personal, four-digit PIN. Hit the Submit button. Confirm the information you entered is correct, then hit Submit again.



[picture of InvestorDelivery.com website]


If you receive statements directly from Nuveen, go to WWW.NUVEEN.COM. Select the Access Your Account tab, then select E-Report Enrollment. Finally, click on the Enrollment Page. Once there, you'll need to provide your social security number and e-mail address. Click on Enroll.



[picture of nuveen.com website]


After registering, you should receive a confirming e-mail within 24 hours. If not, repeat these steps to ensure all information is accurate. You can use this same process if you need to change your registration information or want to cancel Internet viewing. The e-mail address you provide is strictly confidential and will only be used to notify you of shareholder information.



The information in this newsletter should not be construed as specific tax or investment advice. Contact your advisor for information about your particular situation.


ETFCONNECT: THE SOURCE FOR ALL EXCHANGE-TRADED FUNDS
Last fall, Nuveen launched ETFConnect, the industry's first website featuring all-encompassing information on exchanged-traded funds. Whatever you're looking for in the world of Index ETFs or Closed-End Exchange-Traded Funds - prices, NAVs, dividend information, performance histories, new developments - this is the place. Highlights include Quick Facts sheets for more than 500 funds, a multi-fund search capability, website links, a list of fund sponsors, tools for portfolio tracking, and a continually updated education center. Check out WWW.ETFCONNECT.COM.


[picture of etfconnect.com website]



The Nuveen Investor Vol 02.1  NUVEEN Investments

Shareholder
           MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois on December 19, 2001.



                                                      NNY                                          NNP
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                                                                               Preferred      Preferred      Preferred     Preferred
                                                     Common         Common        Shares         Shares         Shares        Shares
                                                     Shares         Shares      Series-M       Series-T       Series-W      Series-F
====================================================================================================================================
Robert P. Bremner
   For                                                   --     13,051,049         1,382            672          1,987           509
   Withhold                                              --        150,194            --             --             --             4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                 --     13,201,243         1,382            672          1,987           513
====================================================================================================================================
Lawrence H. Brown
   For                                           12,942,927     13,063,653         1,382            672          1,982           509
   Withhold                                         118,944        137,590            --             --              5             4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                         13,061,871     13,201,243         1,382            672          1,987           513
====================================================================================================================================
Anne E. Impellizzeri
   For                                                   --     13,060,711         1,382            672          1,982           509
   Withhold                                              --        140,532            --             --              5             4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                 --     13,201,243         1,382            672          1,987           513
====================================================================================================================================
Peter R. Sawers
   For                                           12,942,927     13,065,083         1,382            672          1,987           509
   Withhold                                         118,944        136,160            --             --             --             4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                         13,061,871     13,201,243         1,382            672          1,987           513
====================================================================================================================================
Judith M. Stockdale
   For                                                   --     13,049,124         1,382            672          1,987           509
   Withhold                                              --        152,119            --             --             --             4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                 --     13,201,243         1,382            672          1,987           513
====================================================================================================================================
William J. Schneider
   For                                                   --             --         1,382            672          1,987           509
   Withhold                                              --             --            --             --             --             4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                 --             --         1,382            672          1,987           513
====================================================================================================================================
Timothy R. Schwertfeger
   For                                           12,942,527             --         1,382            672          1,987           509
   Withhold                                         119,344             --            --             --             --             4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                         13,061,871             --         1,382            672          1,987           513
====================================================================================================================================


Shareholder
           MEETING REPORT (continued)


                                                                                                         NQN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                                                                                              Preferred      Preferred     Preferred
                                                                                  Common         Shares         Shares        Shares
                                                                                  Shares       Series-M       Series-T      Series-F
====================================================================================================================================
Robert P. Bremner
   For                                                                        15,957,920            881          2,277         2,238
   Withhold                                                                      121,203             --             12             5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      16,079,123            881          2,289         2,243
====================================================================================================================================
Lawrence H. Brown
   For                                                                        15,957,020            881          2,277         2,238
   Withhold                                                                      122,103             --             12             5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      16,079,123            881          2,289         2,243
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                        15,955,830            881          2,277         2,238
   Withhold                                                                      123,293             --             12             5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      16,079,123            881          2,289         2,243
====================================================================================================================================
Peter R. Sawers
   For                                                                        15,959,020            881          2,277         2,238
   Withhold                                                                      120,103             --             12             5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      16,079,123            881          2,289         2,243
====================================================================================================================================
Judith M. Stockdale
   For                                                                        15,955,565            881          2,277         2,238
   Withhold                                                                      123,558             --             12             5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      16,079,123            881          2,289         2,243
====================================================================================================================================
William J. Schneider
   For                                                                                --            881          2,277         2,238
   Withhold                                                                           --             --             12             5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                              --            881          2,289         2,243
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                --            881          2,277         2,238
   Withhold                                                                           --             --             12             5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                              --            881          2,289         2,243
====================================================================================================================================


                                                                                                         NVN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                                                                                              Preferred      Preferred     Preferred
                                                                                  Common         Shares         Shares        Shares
                                                                                  Shares       Series-T       Series-W     Series-TH
====================================================================================================================================
Robert P. Bremner
   For                                                                        20,989,331          1,718          2,312         3,446
   Withhold                                                                      140,549             --             11            21
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      21,129,880          1,718          2,323         3,467
====================================================================================================================================
Lawrence H. Brown
   For                                                                        20,988,327          1,718          2,312         3,446
   Withhold                                                                      141,553             --             11            21
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      21,129,880          1,718          2,323         3,467
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                        20,989,196          1,718          2,312         3,446
   Withhold                                                                      140,684             --             11            21
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      21,129,880          1,718          2,323         3,467
====================================================================================================================================
Peter R. Sawers
   For                                                                        20,987,728          1,718          2,312         3,446
   Withhold                                                                      142,152             --             11            21
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      21,129,880          1,718          2,323         3,467
------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
   For                                                                        20,989,509          1,718          2,312         3,446
   Withhold                                                                      140,371             --             11            21
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      21,129,880          1,718          2,323         3,467
====================================================================================================================================
William J. Schneider
   For                                                                                --          1,718          2,312         3,446
   Withhold                                                                           --             --             11            21
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                              --          1,718          2,323         3,467
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                --          1,718          2,312         3,446
   Withhold                                                                           --             --             11            21
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                              --          1,718          2,323         3,467
====================================================================================================================================


Shareholder
           MEETING REPORT (continued)


                                                                                                 NUN
------------------------------------------------------------------------------------------------------------------------------------

APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                                                                               Preferred      Preferred      Preferred     Preferred
                                                                    Common        Shares         Shares         Shares        Shares
                                                                    Shares      Series-M       Series-W      Series-TH      Series-F
====================================================================================================================================
Robert P. Bremner
   For                                                          21,743,909         1,953          2,057          2,348           964
   Withhold                                                        246,306            --             15             12            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                        21,990,215         1,953          2,072          2,360           964
====================================================================================================================================
Lawrence H. Brown
   For                                                          21,750,059         1,953          2,057          2,348           964
   Withhold                                                        240,156            --             15             12            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                        21,990,215         1,953          2,072          2,360           964
====================================================================================================================================
Anne E. Impellizzeri
   For                                                          21,742,995         1,953          2,057          2,348           964
   Withhold                                                        247,220            --             15             12            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                        21,990,215         1,953          2,072          2,360           964
====================================================================================================================================
Peter R. Sawers
   For                                                          21,750,059         1,953          2,057          2,348           964
   Withhold                                                        240,156            --             15             12            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                        21,990,215         1,953          2,072          2,360           964
====================================================================================================================================
Judith M. Stockdale
   For                                                          21,751,332         1,953          2,057          2,348           964
   Withhold                                                        238,883            --             15             12            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                        21,990,215         1,953          2,072          2,360           964
====================================================================================================================================
William J. Schneider
   For                                                                  --         1,953          2,057          2,348           964
   Withhold                                                             --            --             15             12            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                --         1,953          2,072          2,360           964
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                  --         1,953          2,057          2,348           964
   Withhold                                                             --            --             15             12            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                --         1,953          2,072          2,360           964
====================================================================================================================================



20


                                                                                    NNF                                 NAN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                                                                               Preferred      Preferred                    Preferred
                                                                    Common        Shares         Shares         Common        Shares
                                                                    Shares      Series-M       Series-T         Shares      Series-F
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
   For                                                           7,651,860         1,306          1,255      8,918,872         2,558
   Withhold                                                         82,763            --             --         51,262            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                         7,734,623         1,306          1,255      8,970,134         2,558
====================================================================================================================================
Lawrence H. Brown
   For                                                           7,651,860         1,306          1,255      8,920,656         2,558
   Withhold                                                         82,763            --             --         49,478            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                         7,734,623         1,306          1,255      8,970,134         2,558
====================================================================================================================================
Anne E. Impellizzeri
   For                                                           7,651,719         1,306          1,255      8,917,467         2,558
   Withhold                                                         82,904            --             --         52,667            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                         7,734,623         1,306          1,255      8,970,134         2,558
====================================================================================================================================
Peter R. Sawers
   For                                                           7,651,860         1,306          1,255      8,920,656         2,558
   Withhold                                                         82,763            --             --         49,478            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                         7,734,623         1,306          1,255      8,970,134         2,558
====================================================================================================================================
Judith M. Stockdale
   For                                                           7,651,860         1,306          1,255      8,918,133         2,558
   Withhold                                                         82,763            --             --         52,001            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                         7,734,623         1,306          1,255      8,970,134         2,558
====================================================================================================================================
William J. Schneider
   For                                                                  --         1,306          1,255             --         2,558
   Withhold                                                             --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                --         1,306          1,255             --         2,558
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                  --         1,306          1,255             --         2,558
   Withhold                                                             --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                --         1,306          1,255             --         2,558
====================================================================================================================================

                Nuveen New York Municipal Value Fund, Inc. (NNY)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)






   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.3%
$         500   Erie Tobacco Asset Securitization Corporation, Erie County, New           7/10 at 101.00          A1   $     515,205
                 York, Tobacco Settlement Asset-Backed Bonds (Senior),
                 Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          150    6.000%, 6/01/15                                                          6/10 at 101.00          A1         157,149
          860    6.150%, 6/01/25                                                          6/10 at 101.00          A1         895,062

        1,620   New York Counties Tobacco Trust I, Tobacco Settlement Pass-               6/10 at 101.00          A1       1,645,758
                 Through Bonds, Series 2000, 5.800%, 6/01/23

          480   New York Counties Tobacco Trust II, Tobacco Settlement Pass-              6/11 at 101.00          A1         463,435
                 Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   Nassau County Tobacco Settlement Corporation, New York,                   7/09 at 101.00          A2       1,064,770
                 Tobacco Settlement Asset-Backed Bonds, Series A,
                 6.500%, 7/15/27

          375   Rensselaer Tobacco Asset Securitization Corporation, New York,            6/12 at 100.00          A1         365,363
                 Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                 5.200%, 6/01/25

        1,250   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,               7/09 at 101.00         Aa1       1,307,000
                 Series 1999-1, 6.250%, 7/15/27

        1,250   Westchester Tobacco Asset Securitization Corporation, New                 7/10 at 101.00          A1       1,317,325
                 York, Tobacco Settlement Asset-Backed Bonds, Series 1999,
                 0.000%, 7/15/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.6%

                City of Albany Industrial Development Agency, New York, Civic
                Facility Revenue Bonds (The Albany Law School of Union
                University Project), Series 2000A:
          600    5.700%, 10/01/20                                                        10/10 at 100.00          AA         621,372
          750    5.750%, 10/01/30                                                        10/10 at 100.00          AA         774,165

        2,000   The Trust for Cultural Resources of the City of New York, New             4/07 at 101.00         AAA       2,056,900
                 York, Revenue Bonds, Series 1997A (American Museum of
                 Natural History), 5.650%, 4/01/27

          575   The Trust for Cultural Resources for the City of New York, New            7/10 at 101.00           A         585,770
                 York, Revenue Bonds, Series 2000 (The Museum of American
                 Folk Art), 6.000%, 7/01/22

          400   New York City Industrial Development Agency, New York, Civic             11/10 at 101.00        BBB-         407,668
                 Facility Revenue Bonds (2000 Polytechnic University Project),
                 6.000%, 11/01/20

        1,100   New York City Industrial Development Agency, New York, Civic              1/12 at 100.00          A-       1,062,974
                 Facility Revenue Bonds (The YMCA of Greater New York),
                 Series 2002, 5.250%, 8/01/21

                Dormitory Authority of the State of New York, City University
                System Consolidated Second General Resolution Revenue Bonds,
                Series 1993A:
        1,000    5.750%, 7/01/18                                                            No Opt. Call         AA-       1,083,290
        1,000    6.000%, 7/01/20                                                            No Opt. Call         AA-       1,106,650

        1,000   Dormitory Authority of the State of New York, Long Island                 9/06 at 102.00          AA       1,008,290
                 University Insured Revenue Bonds, Series 1996,
                 5.500%, 9/01/20

          750   Dormitory Authority of the State of New York, Pratt Institute             7/09 at 102.00          AA         801,248
                 Revenue Bonds, Series 1999, 6.000%, 7/01/24

        1,250   Dormitory Authority of the State of New York, Marymount                   7/09 at 101.00          AA       1,350,775
                 Manhattan College Insured Revenue Bonds, Series 1999,
                 6.250%, 7/01/29

          800   Dormitory Authority of the State of New York, D'Youville                  7/11 at 102.00          AA         786,560
                 College Insured Revenue Bonds, Series 2001,
                 5.250%, 7/01/20

        1,000   Dormitory Authority of the State of New York, State University            5/12 at 101.00         AAA         993,130
                 Educational Facilities Revenue Bonds, Series 2002A,
                 5.000%, 5/15/17





22



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.1%

$         500   Cattaraugus County Industrial Development Agency, New York,               8/08 at 102.00          A+   $     482,245
                 Civic Facility Revenue Bonds, Series 1998A (Olean General
                 Hospital Project), 5.250%, 8/01/23

        1,000   Nassau County Industrial Development Agency, New York, Civic                No Opt. Call         N/R         980,020
                 Facility Revenue Refunding Bonds, Series B (North Shore
                 Health System Obligated Group Projects), 5.875%, 11/01/11

          500   New York City Health and Hospitals Corporation, New York,                 2/09 at 101.00         AAA         506,440
                 Health System Bonds, 1999 Series A, 5.125%, 2/15/14

          500   New York City Industrial Development Agency, New York, Civic              7/12 at 100.00        Baa3         492,895
                 Facility Revenue Bonds (Staten Island University Hospital
                 Project), Series 2001B, 6.375%, 7/01/31

        2,250   Dormitory Authority of the State of New York, The Rosalind                2/07 at 102.00         AAA       2,306,228
                 and Joseph Gurwin Jewish Geriatric Center of Long Island,
                 Inc., FHA-Insured Mortgage Nursing Home Revenue Bonds,
                 Series 1997, 5.700%, 2/01/37

        1,000   Dormitory Authority of the State of New York, Mount Sinai                 7/10 at 101.00         BBB       1,052,050
                 New York University Health Obligated Group Revenue
                 Bonds, Series 2000A, 6.500%, 7/01/25

        1,250   Dormitory Authority of the State of New York, Catholic Health             7/10 at 101.00          A3       1,343,800
                 Services of Long Island Revenue Bonds, Series 2000A
                 (St. Catherine of Sienna Medical Center), 6.500%, 7/01/20

        3,000   New York State Medical Care Facilities Finance Agency, Hospital           2/04 at 102.00         AAA       3,022,170
                 Insured Mortgage Revenue Bonds, 1994 Series A Refunding,
                 5.500%, 8/15/24

        2,515   New York State Medical Care Facilities Financing Agency,                  8/05 at 102.00         AAA       2,691,025
                 Hospital and Nursing Home FHA-Insured Mortgage Revenue
                 Bonds, 1995 Series B, 6.250%, 2/15/15

        1,200   Newark-Wayne Community Hospital, Inc., New York, Hospital                 9/03 at 102.00         N/R       1,158,528
                 Revenue Improvement and Refunding Bonds, Series 1993A,
                 7.600%, 9/01/15

        1,500   Onondaga County Industrial Development Agency, New York,                    No Opt. Call         AAA       1,599,975
                 Sewage Facilities Revenue Bonds (Bristol-Meyer Squibb
                 Company Project), Series 1994, 5.750%, 3/01/24
                 (Alternative Minimum Tax)

          500   City of Yonkers Industrial Development Authority, New York,               7/11 at 101.00        BBB-         519,645
                 Civic Facility Revenue Bonds (St. John's Riverside Hospital
                 Project), Series 2001A, 7.125%, 7/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.3%

          400   East Syracuse Housing Authority, New York, Mortgage Revenue               4/10 at 102.00         AAA         431,296
                 Refunding Bonds, Series 2001A (FHA-Insured Mortgage
                 Loan - Bennett Manor Section 8 Assisted Project),
                 6.700%, 4/01/21

        1,500   New York City Housing Development Corporation, New York,                  4/03 at 102.00         AAA       1,548,870
                 Multifamily Mortgage Revenue Bonds (FHA-Insured
                 Mortgage Loan), 1993 Series A, 6.550%, 10/01/15

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,000    5.400%, 11/01/21                                                         5/11 at 101.00          AA       1,003,420
        1,000    5.500%, 11/01/31                                                         5/11 at 101.00          AA       1,001,860
        1,000    5.600%, 11/01/42                                                         5/11 at 101.00          AA       1,001,850

          410   New York State Housing Finance Agency, Multifamily Housing                8/11 at 101.00         Aa1         414,957
                 Revenue Bonds (Secured Mortgage Program), 2001 Series B,
                 5.625%, 8/15/33 (Alternative Minimum Tax)

          440   New York State Housing Finance Agency, Multifamily Housing                8/11 at 100.00         Aa1         446,706
                 Revenue Bonds (Secured Mortgage  Program), 2001
                 Series E, 5.600%, 8/15/20 (Alternative Minimum Tax)

          590   New York State Housing Finance Agency, Multifamily Housing                8/11 at 100.00         Aa1         597,222
                 Revenue Bonds (Secured Mortgage Program), 2001
                 Series F, 5.700%, 8/15/32 (Alternative Minimum Tax)

        1,275   County of Westchester Industrial Development Agency, New                  8/11 at 102.00         Aaa       1,255,314
                 York, Civic Facility Revenue Bonds,  Series 2001A, GNMA
                 Collateralized Mortgage Loan (Living Independently for
                 the Elderly Inc. Project), 5.375%, 8/20/21


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.6%

        3,750   State of New York Mortgage Agency, Homeowner Mortgage                     9/08 at 101.00         Aa1       3,746,025
                 Revenue Bonds, Series 73-A, 5.250%, 10/01/17
                 (Alternative Minimum Tax)



23



          Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)

              Portfolio of INVESTMENTS March 31, 2002 (Unaudited))





   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 15.3%

$       1,000   Town of Babylon Industrial Development Agency, New York,                  8/09 at 101.00         AAA   $   1,069,910
                 Civic Facility Revenue Bonds,  Series 2000B (WSNCHS
                 East, Inc. Project), 6.000%, 8/01/24

        2,015   Village of East Rochester Housing Authority, New York, FHA-               8/07 at 102.00         AAA       2,080,145
                 Insured Mortgage Revenue Bonds (St. John's Meadows
                 Project), Series 1997A, 5.750%, 8/01/37

        3,125   Village of East Rochester Housing Authority, New York, FHA-               8/08 at 101.00         AAA       3,025,375
                 Insured Mortgage Revenue Bonds (St. John's Meadows
                 Project), Series 1998A, 5.250%, 8/01/38

          760   New York City Industrial Development Agency, New York, Civic              7/10 at 102.00         N/R         794,542
                 Facility Revenue Bonds (Special Needs Facilities Pooled
                 Program), Series 2000, 8.125%, 7/01/19

          530   New York City Industrial Development Agency, New York, Civic              7/11 at 101.00         N/R         521,335
                 Facility Revenue Bonds (Special Needs Facilities Pooled
                 Program), Series 2001-A1, 7.250%, 7/01/16

        3,000   Dormitory Authority of the State of New York, Hebrew Home                 2/07 at 102.00          AA       3,192,150
                 for the Aged at Riverdale, FHA-Insured Mortgage Nursing
                 Home Revenue Bonds, 6.125%, 2/01/37

        2,000   Dormitory Authority of the State of New York, German Masonic              8/06 at 102.00        AA-        2,099,020
                 Home Corporation, FHA-Insured Mortgage Revenue Bonds,
                 Series 1996, 5.950%, 8/01/26

        3,000   Dormitory Authority of the State of New York, W.K. Nursing                8/06 at 102.00         AAA       3,180,510
                 Home Corporation, FHA-Insured Mortgage Revenue Bonds,
                 Series 1996, 6.125%, 2/01/36

        1,000   Dormitory Authority of the State of New York, Eger Health Care            2/08 at 102.00         AAA         956,110
                 Center of Staten Island, FHA-Insured Mortgage Nursing
                 Home Revenue Bonds, Series 1998, 5.100%, 2/01/28

        1,000   Dormitory Authority of the State of New York, Concord Nursing             7/10 at 101.00          A1       1,073,660
                 Home, Inc. Revenue Bonds, Series 2000, 6.500%, 7/01/29

        1,220   New York State Medical Care Facilities Finance Agency,                    8/02 at 102.00         AAA       1,264,176
                 Hospital and Nursing Home Insured Mortgage Revenue
                 Bonds, 1992 Series C, 6.550%, 8/15/12

        3,000   Syracuse Housing Authority, Syracuse, New York, FHA-Insured               2/08 at 102.00         AAA       3,123,450
                 Mortgage Revenue Bonds (Loretto Rest Residential Health
                 Care Facility Project), Series 1997A, 5.600%, 8/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 3.8%

        1,000   County of Nassau, New York, General Improvement Bonds,                    3/10 at 100.00         AAA       1,073,180
                 Series E, 6.000%, 3/01/19

           25   The City of New York, New York, General Obligation Bonds,                 8/02 at 101.50         AAA          25,730
                 Fiscal 1992 Series C, 6.300%, 8/01/03

        1,135   The City of New York, New York, General Obligation Bonds,                   No Opt. Call           A       1,203,906
                 Fiscal 1995 Series D, 6.600%, 2/01/04

        1,390   The City of New York, New York, General Obligation Bonds,                   No Opt. Call           A       1,466,269
                 Fiscal 1996 Series B, 6.750%, 8/15/03

           75   The City of New York, New York, General Obligation Bonds,                   No Opt. Call           A          76,865
                 Fiscal 1991 Series D, 9.500%, 8/01/02

        1,000   City of Niagara Falls, Niagara County, New York, Water                      No Opt. Call         AAA       1,192,880
                 Treatment Plant Bonds (Serial), Series 1994, 7.250%,
                 11/01/11 (Alternative Minimum Tax)

          550   Northern Mariana Islands Commonwealth, General Obligation                 6/10 at 100.00           A         557,920
                 Bonds, Series 2000A, 6.000%, 6/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.4%

        1,000   Battery Park City Authority, New York, Revenue Refunding                 11/03 at 102.00          A+       1,003,500
                 Bonds, Junior Revenue Refunding Bonds, Series 1993A,
                 5.800%, 11/01/22

        5,000   Metropolitan Transportation Authority, New York, Dedicated                4/07 at 101.00         AAA       5,027,600
                 Tax Fund Bonds, Series 1996A, 5.250%, 4/01/26

        1,000   Nassau County Interim Finance Authority, New York, Sales                 11/10 at 100.00         AAA       1,070,430
                 Tax Secure Bonds, Series 2000A, 5.750%, 11/15/16

          500   New York City Transitional Finance Authority, New York, Future            5/10 at 101.00         AA+         537,250
                 Tax Secured Bonds, Fiscal 2000 Series B, 6.000%, 11/15/29

        1,000   New York City Transitional Finance Authority, New York, Future            5/10 at 101.00         AA+       1,015,810
                 Tax Secured Bonds, Fiscal 2000 Series C, 5.500%, 11/01/29

        2,000   Dormitory Authority of the State of New York, Court Facilities            5/10 at 101.00         AAA       2,102,200
                 Lease Revenue Bonds (The City of New York Issue), Series
                 1999, 5.750%, 5/15/30

           25   Dormitory Authority of the State of New York, Judicial Facilities         4/02 at 114.14        Baa1          28,662
                 Lease Revenue Bonds (Suffolk County Issue), Series 1991A,
                 9.500%, 4/15/14

        3,125   Dormitory Authority of the State of New York, Mental Health               2/06 at 102.00         AAA       3,112,313
                 Services Facilities Improvement  Revenue Bonds, Series
                 1996B, 5.375%, 2/15/26



24



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   New York State Housing Finance Agency, H.E.L.P.-Suffolk                   5/02 at 100.00        Baa1   $   1,051,360
                 Housing Revenue Bonds, 1989 Series A, 8.100%, 11/01/05

           10   New York State Housing Finance Agency, Service Contract                   9/04 at 102.00         AAA          10,889
                 Obligation Revenue Bonds, 1994  Series A, 6.375%, 9/15/14

        1,810   Dormitory Authority of the State of New York, Service Contract            4/12 at 100.00         AA-       1,867,974
                 Bonds (Child Care Facilities Development Program Issue),
                 Series 2002, 5.375%, 4/01/16

          600   New York State Urban Development Corporation, Revenue                       No Opt. Call         AA-         649,224
                 Bonds (University Facilities Grants Project), 1995 Refunding
                 Series, 5.875%, 1/01/21

                New York State Urban Development Corporation, Correctional
                Facilities Service Contract Revenue Bonds, Series C:
        1,000    5.250%, 1/01/20                                                          1/11 at 100.00         AAA       1,003,750
        2,000    6.000%, 1/01/29                                                          1/09 at 101.00         AAA       2,136,540

        3,000   City School District of the City of Niagara Falls, New York,              6/08 at 101.00         AAA       3,009,810
                 Certificates of Participation (High School Facility), Series
                 1998, 5.375%, 6/15/28

          750   Niagara Falls City School District, Niagara County, New York,             6/09 at 101.00        BBB-         802,043
                 Certificates of Participation (High School Facility), Series
                 2000, 6.625%, 6/15/28

        1,230   Suffolk County Judicial Facilities Agency, Suffolk County, New           10/09 at 101.00         AAA       1,232,288
                 York, Service Agreement Revenue Bonds, Series 1999
                 (John P. Colahan Court Complex), 5.000%, 4/15/16

        1,500   Virgin Islands Public Finance Authority, Revenue Bonds (Virgin           10/10 at 101.00        BBB-       1,615,050
                 Islands Gross Receipts Taxes Loan Notes), Series 1999A,
                 6.500%, 10/01/24

        1,120   City of Yonkers Industrial Development Agency, New York, Civic            2/11 at 100.00        BBB-       1,174,578
                 Facility Revenue Bonds (Community Development
                 Properties - Yonkers, Inc. Project), Series 2001A,
                 6.625%, 2/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.8%

        1,000   Buffalo and Fort Erie Public Bridge Authority, New York, Toll             1/05 at 101.00         AAA       1,038,870
                 Bridge System Revenue Bonds,  Series 1995, 5.750%, 1/01/25

        2,250   Metropolitan Transportation Authority, New York, Commuter                 7/07 at 102.00         AAA       2,237,828
                 Facilities Revenue Bonds, Series  1997B, 5.000%, 7/01/20

        1,000   Metropolitan Transportation Authority, New York, Commuter                 7/07 at 101.00         AAA       1,012,490
                 Facilities Revenue Bonds, Series 1997C, 5.375%, 7/01/27

        1,500   Metropolitan Transportation Authority, New York, Transit                  7/09 at 100.00        BBB+       1,591,635
                 Facilities Revenue Bonds, Series 1999A, 6.000%, 7/01/24

        1,100   New York City Industrial Development Agency, New York,                   12/08 at 102.00        BBB-         848,089
                 Special Facility Revenue Bonds (1998 British Airways PLC
                 Project), Series 1998, 5.250%, 12/01/32
                 (Alternative Minimum Tax)

          500   Niagara Frontier Transportation Authority, New York, Airport              4/09 at 101.00         AAA         512,060
                 Revenue Bonds (Buffalo Niagara International Airport),
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)

        2,600   Triborough Bridge and Tunnel Authority, New York, General                 1/10 at 100.00         AA-       2,656,550
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 4.8%

           20   City of New York, New York, General Obligation Bonds, Fiscal             10/07 at 101.00         Aaa          22,389
                 1997 Series G, 6.000%, 10/15/26 (Pre-refunded to 10/15/07)

        1,000   New York City Municipal Water Finance Authority, New York,                6/05 at 101.00         AAA       1,092,760
                 Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series A, 5.875%, 6/15/25 (Pre-refunded to 6/15/05)

           85   New York City Municipal Water Finance Authority, New York,                6/10 at 101.00         AAA          97,133
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10)

        3,860   Dormitory Authority of the State of New York, Judicial Facilities           No Opt. Call         AAA       4,625,901
                 Lease Revenue Bonds (Suffolk County Issue), Series 1986,
                 7.375%, 7/01/16

          990   New York State Housing Finance Agency, Service Contract                   9/04 at 102.00         AAA       1,091,772
                 Obligation Revenue Bonds, 1994  Series A, 6.375%,
                 9/15/14 (Pre-refunded to 9/15/04)

           20   New York State Medical Care Facilities Finance Agency,                    8/02 at 102.00         AAA          20,761
                 Hospital and Nursing Home Insured  Mortgage Revenue
                 Bonds, 1992 Series C, 6.550%, 8/15/12
                 (Pre-refunded to 8/15/02)



25



          Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.2%

$       1,975   County of Cattaraugus Industrial Development Agency, New                    No Opt. Call         N/R   $   1,864,538
                 York, Tax-Exempt Industrial Development Revenue Bonds,
                 Series 1999A (Laidlaw Energy and Environmental, Inc.
                 Project), 8.500%, 7/01/21 (Alternative Minimum Tax)

        3,500   Erie County Industrial Development Agency, New York, Solid               12/10 at 103.00         N/R       1,207,500
                 Waste Disposal Facility Revenue Bonds (1998 CanFibre of
                 Lackawanna Project), 8.875%, 12/01/13
                 (Alternative Minimum Tax)#

        2,500   Long Island Power Authority, New York, Electric System General            6/08 at 101.00          A-       2,437,375
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26

        2,330   Long Island Power Authority, New York, Electric System General            9/11 at 100.00          A-       2,327,111
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/21

          750   Long Island Power Authority, New York, Electric System General            5/11 at 100.00          A-         738,488
                 Revenue Bonds, 2000 Series L, 5.375%, 5/01/33

                New York City Industrial Development Agency, New York,
                Industrial Development Revenue Bonds (Brooklyn Navy Yard
                Cogeneration Partners, L.P. Project), Series 1997:
        1,000    6.200%, 10/01/22 (Alternative Minimum Tax)                                 No Opt. Call        BBB-       1,042,700
        1,000    5.750%, 10/01/36 (Alternative Minimum Tax)                              10/08 at 102.00        BBB-         986,700

        1,500   Power Authority of the State of New York, Revenue Bonds,                 11/10 at 100.00         Aa2       1,453,155
                 Series 2000A, 5.250%, 11/15/40

                Suffolk County Industrial Development Agency, New York, 1998
                Industrial Development Revenue Bonds (Nissequogue Cogen Partners
                Facility):
        1,000    5.300%, 1/01/13 (Alternative Minimum Tax)                                1/09 at 101.00         N/R         926,660
          575    5.500%, 1/01/23 (Alternative Minimum Tax)                                1/09 at 101.00         N/R         510,221


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.7%

          300   Monroe County Water Authority, New York, Water Revenue                    8/11 at 101.00          AA         294,234
                 Bonds, Series 2001, 5.150%, 8/01/22

          500   New York City Municipal Water Finance Authority, New York,                6/06 at 101.00         AAA         537,315
                 Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series B, 5.750%, 6/15/26

        1,000   New York City Municipal Water Finance Authority, New York,                6/09 at 101.00         AAA       1,014,750
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series A, 5.500%, 6/15/32

        1,250   New York City Municipal Water Finance Authority, New York,                6/10 at 101.00          AA       1,266,112
                 Water and Sewer System Revenue Bonds, Fiscal 2001
                 Series A, 5.500%, 6/15/33

        1,500   New York City Municipal Water Finance Authority, New York,                6/11 at 101.00          AA       1,562,340
                 Water and Sewer System Revenue Bonds, Fiscal 2001
                 Series D, 5.500%, 6/15/17

          415   New York City Municipal Water Finance Authority, New York,                6/10 at 101.00         AAA         468,360
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series B, 6.100%, 6/15/31

        1,425   New York State Environmental Facilities Corporation, Water                6/02 at 102.00          A-       1,440,784
                 Facilities Revenue Bonds, Series 1992 (The New Rochelle
                 Water Company Project), 6.400%, 12/01/24
                 (Alternative Minimum Tax)

        3,065   Western Nassau County Water Authority, New York, System                   5/06 at 102.00         AAA       3,142,330
                 Revenue Bonds, Series 1995,  5.650%, 5/01/26
------------------------------------------------------------------------------------------------------------------------------------
$     142,795   Total Investments (cost $141,220,902) - 98.9%                                                            144,469,715
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                       1,658,645
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 146,128,360
                ====================================================================================================================


* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings: Using the higher of Standard & Poor's or Moody's rating.

# Non-income producing security. In the case of a bond, non-income producing generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

N/R  Investment is not rated.

 See accompanying notes to financial statements.



26



           Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES - 7.4%

$       1,250   Erie Tobacco Asset Securitization Corporation, Erie County, New           7/10 at 101.00          A1   $   1,288,013
                 York, Tobacco Settlement Asset-Backed Bonds (Senior),
                 Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          400    6.000%, 6/01/15                                                          6/10 at 101.00          A1         419,064
          955    6.150%, 6/01/25                                                          6/10 at 101.00          A1         993,935

        2,880   New York Counties Tobacco Trust I, Tobacco Settlement                     6/10 at 101.00          A1       2,925,792
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          975   New York Counties Tobacco Trust II, Tobacco Settlement                    6/11 at 101.00          A1         941,353
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        2,500   Nassau County Tobacco Settlement Corporation, New York,                   7/09 at 101.00          A2       2,661,925
                 Tobacco Settlement Asset-Backed Bonds, Series A,
                 6.500%, 7/15/27

          935   Rensselaer Tobacco Asset Securitization Corporation, New                  6/12 at 100.00          A1         910,971
                 York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        3,750   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,               7/09 at 101.00         Aa1       3,921,000
                 Series 1999-1, 6.250%, 7/15/27

        3,000   Westchester Tobacco Asset Securitization Corporation, New                 7/10 at 101.00          A1       3,161,580
                 York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 0.000%, 7/15/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 25.8%

        1,500   City of Albany Industrial Development Agency, New York, Civic            12/09 at 101.00          AA       1,693,650
                 Facility Revenue Bonds (The University Heights Association,
                 Inc. - Albany Law School Project), Series 1999A,
                 6.750%, 12/01/29

        2,700   Town of Brookhaven Industrial Development Agency, Civic                  12/07 at 101.00          A3       2,782,512
                 Facility Revenue Bonds, Series 2000 (St. Joseph's
                 College - New York Civic Facility), 6.000%, 12/01/20

        1,285   Cattaraugus County Industrial Development Agency, New York,               9/08 at 101.00         BBB       1,235,617
                 Civic Facility Revenue Bonds (St. Bonaventure University -
                 Construction Project), Series 1998B, 5.000%, 9/15/13

                County of Monroe Industrial Development Agency, New York,
                Civic Facility Revenue Bonds (St. John Fisher College
                Project), Series 1999:
        1,000    5.375%, 6/01/17                                                          6/09 at 102.00          AA       1,009,290
        2,365    5.375%, 6/01/24                                                          6/09 at 102.00          AA       2,319,758

        3,000   The Trust for Cultural Resources of the City of New York, New             4/07 at 101.00         AAA       3,085,350
                 York, Revenue Bonds, Series 1997A (American Museum of
                 Natural History), 5.650%, 4/01/27

        1,000   The Trust for Cultural Resources of the City of New York, New             7/09 at 101.00         AAA       1,047,740
                 York, Revenue Bonds, Series 1999A  (American Museum
                 of Natural History), 5.750%, 7/01/29

        1,000   The Trust for Cultural Resources of the City of New York, New             7/10 at 101.00           A       1,018,730
                 York, Revenue Bonds, Series 2000 (The Museum of American
                 Folk Art), 6.000%, 7/01/22

          900   New York City Industrial Development Agency, New York, Civic             11/10 at 101.00        BBB-         917,253
                 Facility Revenue Bonds, Series 2000 (Polytechnic University
                 Project), 6.000%, 11/01/20

        1,250   Dormitory Authority of the State of New York, Lease Revenue               7/09 at 101.00         AAA       1,273,038
                 Bonds (State University Dormitory Facilities Issue), Series
                 1999C, 5.500%, 7/01/29

          315   Dormitory Authority of the State of New York, College and                 6/02 at 100.50         AAA         319,649
                 University Revenue (Pooled Capital Program), Series
                 1985, 7.800%, 12/01/05

        2,500   Dormitory Authority of the State of New York, State University              No Opt. Call         AA-       2,748,275
                 Educational Facilities Revenue Bonds, Series 1993A,
                 5.875%, 5/15/17

        3,000   Dormitory Authority of the State of New York, City University               No Opt. Call         AAA       3,364,470
                 System Consolidated Revenue Bonds, Series 1993B,
                 6.000%, 7/01/14





27



     Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       2,850   Dormitory Authority of the State of New York, Upstate                     7/10 at 101.00         AAA   $   2,999,027
                 Community Colleges, Revenue Bonds, Series 2000A,
                 5.750%, 7/01/29

          580   Dormitory Authority of the State of New York, Fashion Institute           7/10 at 101.00         AAA         589,558
                 of Technology, Revenue Bonds, Series 2000, 5.375%, 7/01/20

        5,590   Dormitory Authority of the State of New York, University of               7/09 at 101.00          A+       5,822,991
                 Rochester Revenue Bonds, Series 1999A, 5.500%, 7/01/16

        2,400   Dormitory Authority of the State of New York, State University            5/08 at 101.00         AAA       2,188,368
                 Educational Facilities Revenue Bonds, Series 1998B,
                 4.750%, 5/15/28

                Dormitory Authority of the State of New York, Pratt Institute
                Revenue Bonds, Series 1999:
        1,250    6.000%, 7/01/20                                                          7/09 at 102.00          AA       1,338,275
        1,000    6.000%, 7/01/24                                                          7/09 at 102.00          AA       1,068,330
        3,810    6.000%, 7/01/28                                                          7/09 at 102.00          AA       4,055,859

        8,345   Dormitory Authority of the State of New York, Marymount                   7/09 at 101.00          AA       9,017,774
                 Manhattan College Insured Revenue Bonds, Series 1999,
                 6.250%, 7/01/29

                Dormitory Authority of the State of New York, City University
                System Consolidated Third General Resolution Revenue Bonds, 1998
                Series 2:
        1,490    5.000%, 7/01/17                                                          7/08 at 101.00         AAA       1,470,332
        1,055    5.000%, 7/01/18                                                          7/08 at 101.00         AAA       1,033,647

        2,120   Dormitory Authority of the State of New York, New York                      No Opt. Call         AAA       2,231,427
                 University Revenue Bonds, Series 2001-1, 5.500%, 7/01/20

        5,535   Dormitory Authority of the State of New York, State University            5/12 at 101.00         AAA       5,496,975
                 Educational Facilities Revenue Bonds, Series 2002A,
                 5.000%, 5/15/17


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.3%

          750   New York City Industrial Development Agency, New York, Civic              7/12 at 100.00        Baa3         739,343
                 Facility Revenue Bonds (Staten Island University Hospital
                 Project), Series 2001B, 6.375%, 7/01/31

        2,000   Dormitory Authority of the State of New York, St. Vincent's               8/02 at 101.00         AAA       2,047,080
                 Hospital and Medical Center of New York, FHA-Insured
                 Mortgage Revenue Bonds, Series 1991, 7.400%, 8/01/30

        1,000   Dormitory Authority of the State of New York, St. James Mercy             2/08 at 102.00          AA       1,000,880
                 Hospital, FHA-Insured Mortgage Hospital Revenue Bonds,
                 Series 1998, 5.250%, 2/01/18

        8,000   Dormitory Authority of the State of New York, Catholic Health             7/09 at 101.00         AAA       8,141,520
                 Services of Long Island Obligated Group, St. Charles
                 Hospital and Rehabilitation Center Revenue Bonds,
                 Series 1999A, 5.500%, 7/01/22

        3,400   Dormitory Authority of the State of New York, Mount Sinai                 7/10 at 101.00         BBB       3,576,970
                 New York University Health Obligated Group Revenue
                 Bonds, Series 2000A, 6.500%, 7/01/25

        3,750   Dormitory Authority of the State of New York, Catholic Health             7/10 at 101.00          A3       4,031,400
                 Services of Long Island Revenue Bonds, Series 2000A
                 (St. Catherine of Sienna Medical Center), 6.500%, 7/01/20

        1,700   Dormitory Authority of the State of New York, Revenue Bonds               7/11 at 101.00          A3       1,672,307
                 (Lenox Hill Hospital Obligated Group), Series 2001,
                 5.500%, 7/01/30

        7,995   New York State Medical Care Facilities Finance Agency,                    8/02 at 102.00         AAA       8,193,036
                 Hospital and Nursing Home FHA-Insured Mortgage
                 Revenue Bonds, 1992 Series B, 6.200%, 8/15/22

        5,500   New York State Medical Care Facilities Finance Agency,                    2/04 at 102.00         AAA       5,540,645
                 Hospital Insured Mortgage Revenue Bonds, 1994
                 Series A Refunding, 5.500%, 8/15/24

        2,160   New York State Medical Care Facilities Financing Agency,                  8/05 at 102.00         AAA       2,311,178
                 Hospital and Nursing Home FHA-Insured Mortgage
                 Revenue Bonds, 1995 Series B, 6.250%, 2/15/15

        3,005   New York State Medical Care Facilities Financing Agency,                  2/05 at 102.00         Aa2       3,096,232
                 FHA-Insured Mortgage Project Revenue Bonds, 1995
                 Series C, 6.250%, 8/15/15

        7,500   Onondaga County Industrial Development Agency, New York,                    No Opt. Call         AAA       7,999,875
                  Sewage Facilities Revenue Bonds (Bristol-Meyer Squibb
                 Company Project), Series 1994, 5.750%, 3/01/24
                 (Alternative Minimum Tax)

        1,100   City of Yonkers Industrial Development Authority, New York,               7/11 at 101.00        BBB-       1,143,219
                 Civic Facility Revenue Bonds (St. John's Riverside Hospital
                 Project), Series 2001A, 7.125%, 7/01/31




28


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.4%

$       1,000   Hudson Housing Development Corporation, Hudson, New York,                 1/03 at 101.00         Aaa   $   1,013,760
                 Multifamily Mortgage Revenue Refunding Bonds, Series
                 1992A (Providence Hall - Schuyler Court Projects - FHA-
                 Insured Mortgages), 6.500%, 1/01/25

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,610    5.500%, 11/01/31                                                         5/11 at 101.00          AA       1,612,995
        2,000    5.600%, 11/01/42                                                         5/11 at 101.00          AA       2,003,700

        3,160   New York State Housing Finance Agency, Multifamily Housing                5/02 at 100.00         AAA       3,168,248
                 Revenue Bonds (AMBAC Insured Program), 1989 Series B,
                 7.550%, 11/01/29 (Alternative Minimum Tax)

        1,585   New York State Housing Finance Agency, Multifamily Housing                8/02 at 102.00         Aa1       1,627,209
                 Revenue Bonds (Secured Mortgage Program), 1992
                 Series A, 7.000%, 8/15/12 (Alternative Minimum Tax)

        1,100   New York State Housing Finance Agency, Multifamily Housing                8/09 at 101.00         Aa1       1,131,405
                 Revenue Bonds (Secured Mortgage Program), Series 1999I,
                 6.200%, 2/15/20 (Alternative Minimum Tax)

        4,250   Puerto Rico Housing Finance Corporation, Multifamily Mortgage             4/02 at 100.00          AA       4,415,580
                 Revenue Bonds, Portfolio A, Series I, 7.500%, 4/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.4%

        3,740   State of New York Mortgage Agency, Homeowner Mortgage                    11/09 at 100.00         Aa1       3,930,890
                 Revenue Bonds, Series 88, 6.250%, 4/01/30
                 (Alternative Minimum Tax)

        1,460   State of New York Mortgage Agency, Homeowner Mortgage                     1/06 at 102.00         AAA       1,515,772
                 Revenue Bonds, 1995 Series 52,  6.100%, 4/01/26
                 (Alternative Minimum Tax)

        1,000   State of New York Mortgage Agency, Homeowner Mortgage                    10/09 at 100.00         Aa1       1,014,030
                 Revenue Bonds, Series 82, 5.650%, 4/01/30
                 (Alternative Minimum Tax)

        1,250   State of New York Mortgage Agency, Homeowner Mortgage                     9/08 at 101.00         Aa1       1,248,675
                 Revenue Bonds, Series 73-A, 5.250%, 10/01/17
                 (Alternative Minimum Tax)

        7,130   State of New York Mortgage Agency (Homeowner Mortgage                     4/11 at 100.00         Aa1       7,139,982
                 Program), Series 97, 5.500%, 4/01/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.6%

        1,930   New York City Industrial Development Agency, New York, Civic              7/10 at 102.00         N/R       2,017,719
                 Facility Revenue Bonds (Special Needs Facilities Pooled
                 Program), Series 2000, 8.125%, 7/01/19

        1,350   New York City Industrial Development Agency, New York, Civic              7/11 at 101.00         N/R       1,327,928
                 Facility Revenue Bonds (Special Needs Facilities Pooled
                 Program), Series 2001-A1, 7.250%, 7/01/16

        3,000   Dormitory Authority of the State of New York, FHA-Insured                 2/07 at 102.00          AA       3,192,150
                 Mortgage Nursing Home Revenue Bonds (Hebrew Home
                 for the Aged at Riverdale), 6.125%, 2/01/37

        1,375   Dormitory Authority of the State of New York, The Miriam                  7/10 at 102.00           A       1,477,713
                 Osborn Memorial Home Association Revenue Bonds,
                 Series 2000B, 6.375%, 7/01/29

        2,710   New York State Medical Care Facilities Finance Agency, FHA-               2/06 at 102.00         AA+       2,897,722
                 Insured Mortgage Hospital and Nursing Home Revenue
                 Bonds, 1995 Series C, 6.100%, 8/15/15

        2,755   County of Oswego Industrial Development Agency, Oswego,                   2/09 at 101.00         AAA       2,718,551
                 New York, Civic Facility Revenue Bonds, Series 1999A
                 (FHA-Insured Mortgage - Bishops Commons, Inc.
                 Project), 5.375%, 2/01/49

        4,000   Syracuse Housing Authority, Syracuse, New York, FHA-Insured               2/08 at 102.00         AAA       4,164,600
                 Mortgage Revenue Bonds (Loretto  Rest Residential Health
                 Care Facility Project), Series 1997A, 5.600%, 8/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 4.3%

          745   Village of Freeport, Nassau County, New York, Various Purposes            4/10 at 101.00         Aaa         813,369
                 Serial Bonds, 2000 Series A, 6.000%, 4/01/18

                Longwood Central School District, Suffolk County, New York,
                Serial Bonds, Series 2000:
        1,500    5.750%, 6/15/17                                                          6/11 at 101.00         Aaa       1,618,740
        1,500    5.750%, 6/15/18                                                          6/11 at 101.00         Aaa       1,610,610

        1,275   County of Nassau, New York, Serial General Improvement                    3/10 at 100.00         AAA       1,422,212
                 Bonds (General Obligations), Series F, 6.500%, 3/01/18




29




     Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$          10   The City of New York, New York, General Obligation Bonds,                 8/02 at 101.50         AAA   $      10,298
                 Fiscal 1992 Series C, 6.625%, 8/01/12

          245   The City of New York, New York, General Obligation Bonds,                 5/03 at 101.50         AAA         254,094
                 Fiscal 1993 Series E, 5.750%, 5/15/13

           30   The City of New York, New York, General Obligation Bonds,                   No Opt. Call           A          30,746
                 Fiscal 1991 Series D, 9.500%, 8/01/02

        2,095   City of Niagara Falls, Niagara County, New York, Water                      No Opt. Call         AAA       2,555,230
                 Treatment Plant Bonds (Serial), Series 1994, 8.000%,
                 11/01/09 (Alternative Minimum Tax)

        1,350   Northern Mariana Islands Commonwealth, General Obligation                 6/10 at 100.00           A       1,369,440
                 Bonds, Series 2000A, 6.000%, 6/01/20

                County of Oneida, New York, General Obligations, Public
                Improvement Bonds, Series 2000:
          200    5.375%, 4/15/18                                                          4/09 at 102.00         AAA         205,472
          200    5.375%, 4/15/19                                                          4/09 at 102.00         AAA         204,742

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 27.0%

        2,000   Battery Park City Authority, New York, Junior Revenue Bonds,
                 Series 1996A, 5.500%, 11/01/29                                          11/06 at 102.00         AAA       2,025,780

        7,000   Metropolitan Transportation Authority, New York, Dedicated                4/07 at 101.00         AAA       7,038,640
                 Tax Fund Bonds, Series 1996A,  5.250%, 4/01/26

        5,000   Metropolitan Transportation Authority, New York, Dedicated                4/08 at 101.00         AAA       4,687,450
                 Tax Fund Bonds, Series 1998A, 4.500%, 4/01/18

        2,000   Nassau Health Care Corporation, Nassau County, New York,                  8/09 at 102.00         AAA       2,100,820
                 Health System Revenue Bonds (Guaranteed), Series 1999,
                 5.750%, 8/01/29

        4,575   New York City Transit Authority, Metropolitan Transportation              1/10 at 101.00         AAA       4,854,029
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 2000A, 5.875%, 1/01/30

        1,230   New York City Transitional Finance Authority, New York, Future            8/09 at 101.00         AA+       1,290,553
                 Tax Secured Bonds, Fiscal 2000 Series A, 5.750%, 8/15/24

        3,000   New York City Transitional Finance Authority, New York, Future            5/10 at 101.00         AA+       3,047,430
                 Tax Secured Bonds, Fiscal 2000  Series C, 5.500%, 11/01/29

        3,000   Dormitory Authority of the State of New York, Court Facilities            5/10 at 101.00         AAA       3,153,300
                 Lease Revenue Bonds (The City of New York Issue), Series
                 1999, 5.750%, 5/15/30

                Dormitory Authority of the State of New York, Revenue Bonds
                (Nassau County BOCES Program), Series 2001A:
        1,265    5.250%, 8/15/17                                                          8/11 at 100.00         AAA       1,272,843
        1,385    5.250%, 8/15/18                                                          8/11 at 100.00         AAA       1,386,440

                Dormitory Authority of the State of New York, Mental Health
                Facilities Improvement Revenue Bonds, Series 2000D:
        1,755    5.875%, 2/15/18                                                          8/10 at 100.00         AAA       1,865,758
        1,690    5.875%, 2/15/19                                                          8/10 at 100.00         AAA       1,793,090
        2,080    5.875%, 8/15/19                                                          8/10 at 100.00         AAA       2,206,880

            5   New York State Medical Care Facilities Finance Agency,                    8/02 at 102.00         AA-           5,119
                 Mental Health Services Facilities Improvement Revenue
                 Bonds, 1991 Series D, 7.400%, 2/15/18

        1,000   New York State Thruway Authority, Highway and Bridge Trust                4/10 at 101.00         AAA       1,073,730
                 Fund Bonds, Series 2000B, 5.750%, 4/01/16

        4,200   New York State Thruway Authority, Service Contract Local                  4/11 at 100.00         AA-       4,243,512
                 Highway and Bridge Revenue Bonds,  Series 2001,
                 5.250%, 4/01/17

        3,000   New York State Urban Development Corporation, Correctional                1/06 at 102.00         AA-       2,980,260
                 Facilities Revenue Bonds, Series 6, 5.375%, 1/01/25

        3,000   New York State Urban Development Corporation, Correctional                1/09 at 101.00         AAA       3,204,810
                 Facilities Service Contract Revenue Bonds, Series C,
                 6.000%, 1/01/29

        5,000   City School District of the City of Niagara Falls, New York,              6/08 at 101.00         AAA       5,016,350
                 Certificates of Participation (High School Facility),
                 Series 1998, 5.375%, 6/15/28

        2,750   Puerto Rico Highway and Transportation Authority,                         7/10 at 101.00         AAA       2,928,035
                 Transportation Revenue Bonds, Series B, 5.875%, 7/01/35

        3,480   Virgin Islands Public Finance Authority, Revenue Bonds (Virgin           10/10 at 101.00        BBB-       3,746,916
                 Islands Gross Receipts Taxes Loan Notes), Series 1999A,
                 6.500%, 10/01/24

        2,520   City of Yonkers Industrial Development Agency, New York,                  2/11 at 100.00        BBB-       2,642,800
                 Civic Facility Revenue Bonds (Community Development
                 Properties - Yonkers, Inc. Project), Series 2001A,
                 6.625%, 2/01/26




30


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 18.6%

$       1,680   Albany Parking Authority, New York, Parking Revenue Bonds,               10/11 at 101.00        BBB+   $   1,679,278
                 Series 2001B, 5.250%, 10/15/12

       15,525   Metropolitan Transportation Authority, New York, Commuter                 7/08 at 101.00        BBB+      15,103,341
                 Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28

        4,000   Metropolitan Transportation Authority, New York, Transit                  7/09 at 100.00        BBB+       4,244,360
                 Facilities Revenue Bonds, Series 1999A, 6.000%, 7/01/24

        1,900   New York City Industrial Development Agency, New York,                   12/08 at 102.00        BBB-       1,464,881
                 Special Facility Revenue Bonds (1998 British Airways PLC
                 Project), Series 1998, 5.250%, 12/01/32
                 (Alternative Minimum Tax)

        3,455   New York State Thruway Authority, General Revenue Bonds,                  1/04 at 102.00         AAA       3,353,803
                 Series B, 5.000%, 1/01/20

        1,000   Niagara Frontier Transportation Authority, New York, Airport              4/09 at 101.00         AAA       1,024,120
                 Revenue Bonds (Buffalo Niagara International Airport),
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)

        1,925   Port Authority of New York and New Jersey, Consolidated                  10/07 at 101.00         AAA       1,996,937
                 Bonds, One Hundred Twentieth Series, 5.750%, 10/15/26
                 (Alternative Minimum Tax)

        2,040   Puerto Rico Ports Authority, Special Facilities Revenue Bonds,            6/06 at 102.00          BB       1,709,642
                 1996 Series A (American Airlines, Inc. Project), 6.250%,
                 6/01/26 (Alternative Minimum Tax)

        2,000   Triborough Bridge and Tunnel Authority, New York, General                 1/12 at 100.00         AA-       2,021,900
                 Purpose Revenue Bonds, Series 2001A, 5.250%, 1/01/17

        1,600   Triborough Bridge and Tunnel Authority, New York, General                   No Opt. Call         AA-       1,591,488
                 Purpose Revenue Bonds, Series 1993B, 5.000%, 1/01/20

        1,325   Triborough Bridge and Tunnel Authority, New York, General                 1/09 at 101.00         AA-       1,333,321
                 Purpose Revenue Bonds, Series 1999A, 5.125%, 1/01/18

        7,500   Triborough Bridge and Tunnel Authority, New York, General                 1/10 at 100.00         AA-       7,663,125
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 4.7%

        1,350   The City of New York, New York, General Obligation Bonds,                 4/02 at 100.00         AAA       1,385,667
                 Fiscal 1990 Series B, 7.250%, 10/01/06

           40   The City of New York, New York, General Obligation Bonds,                 8/02 at 101.50         AAA          41,260
                 Fiscal 1992 Series C, 6.625%, 8/01/12
                 (Pre-refunded to 8/01/02)

          275   The City of New York, New York, General Obligation Bonds,                   No Opt. Call         Aaa         279,444
                 Fiscal 1995 Series E, 6.500%, 8/01/02

        2,600   The City of New York, New York, General Obligation Bonds,                 2/05 at 101.00         Aaa       2,856,230
                 Fiscal 1995 Series F, 6.375%, 2/15/06
                 (Pre-refunded to 2/15/05)

          145   The City of New York, New York, General Obligation Bonds,                 5/03 at 101.50         AAA         152,787
                 Fiscal 1993 Series E, 5.750%, 5/15/13
                 (Pre-refunded to 5/15/03)

        3,000   New York City Municipal Water Finance Authority, New York, Water          6/05 at 101.00         AAA       3,278,280
                 and Sewer System Revenue Bonds, Fiscal 1996 Series A,
                 5.875%, 6/15/25 (Pre-refunded to 6/15/05)

                New York City Municipal Water Finance Authority, New York,
                Water and Sewer System Revenue Bonds, Fiscal 2000 Series B:
        2,000    6.500%, 6/15/31 (Pre-refunded to 6/15/10)                                6/10 at 101.00       AA***       2,345,300
          505    6.100%, 6/15/31 (Pre-refunded to 6/15/10)                                6/10 at 101.00         AAA         577,084


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.3%

        1,000   Islip Resource Recovery Agency, New York, Resource Recovery               7/04 at 102.00         AAA       1,072,120
                 System Revenue Bonds (1985 Facility), Series 1994B,
                 6.125%, 7/01/13 (Alternative Minimum Tax)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        2,500    5.250%, 12/01/26                                                         6/08 at 101.00          A-       2,437,375
        5,130    5.500%, 12/01/29                                                         6/03 at 101.00          A-       5,155,034

        5,000   Long Island Power Authority, New York, Electric System General            9/11 at 100.00          A-       4,966,850
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/25

        5,000   New York City Industrial Development Agency, New York,                   10/08 at 102.00        BBB-       4,933,500
                 Industrial Development Revenue Bonds (Brooklyn Navy Yard
                 Cogeneration Partners, L.P. Project), Series 1997,
                 5.750%, 10/01/36  (Alternative Minimum Tax)

        4,000   Power Authority of the State of New York, Revenue Bonds,                 11/10 at 100.00         Aa2       3,875,080
                 Series 2000A, 5.250%, 11/15/40



31




     Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       2,000   Power Authority of the State of New York, Revenue Bonds,                    No Opt. Call         Aa2   $   2,149,600
                 Series 2001, 5.500%, 11/15/07

        2,000   Niagara County Industrial Development Agency, New York,                  11/11 at 101.00        Baa1       2,009,420
                 Solid Waste Disposal Facility Revenue Refunding Bonds
                 (American Ref-Fuel Company of Niagara L.P. Facility),
                 Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)

        5,000   Suffolk County Industrial Development Agency, New York, 1998              1/09 at 101.00         N/R       4,436,700
                 Industrial Development Revenue Bonds (Nissequogue Cogen
                 Partners Facility), 5.500%, 1/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.6%

          700   Monroe County Water Authority, New York, Water Revenue                    8/11 at 101.00          AA         686,546
                 Bonds, Series 2001, 5.150%, 8/01/22

        1,250   New York City Municipal Water Finance Authority, New York,                6/09 at 101.00         AAA       1,268,438
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series A, 5.500%, 6/15/32

        5,000   New York City Municipal Water Finance Authority, New York,                6/10 at 101.00          AA       5,064,450
                 Water and Sewer System Revenue Bonds, Fiscal 2001
                 Series A, 5.500%, 6/15/33

        2,000   New York City Municipal Water Finance Authority, New York,                6/11 at 101.00          AA       2,083,120
                 Water and Sewer System Revenue Bonds, Fiscal 2001
                 Series D, 5.500%, 6/15/17

        2,495   New York City Municipal Water Finance Authority, New York,                6/10 at 101.00         AAA       2,815,807
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series B, 6.100%, 6/15/31

        7,325   New York State Environmental Facilities Corporation, State                6/02 at 100.00         AAA       7,520,941
                 Water Pollution Control Revolving Fund Revenue Bonds,
                 Series 1990 A (New York City Municipal Water Finance
                 Authority Project), 7.500%, 6/15/12

          520   New York State Environmental Facilities Corporation, State               11/04 at 102.00         AAA         576,380
                 Water Pollution Control Revolving Fund Revenue Bonds
                 (Pooled Loan Issue), Series 1994 D, 6.900%, 5/15/15
------------------------------------------------------------------------------------------------------------------------------------
$     343,620   Total Investments (cost $338,962,211) - 151.4%                                                           352,276,949
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                       4,721,652
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.4)%                                                       (124,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 232,698,601
                ====================================================================================================================



* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings: Using the higher of Standard & Poor's or Moody's rating.

***  Securities are backed by an escrow or trust containing sufficient U.S.
     Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.

 See accompanying notes to financial statements.



32



          Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 23.4%

$       5,030   The Trust for Cultural Resources of the City of New York, New             7/09 at 101.00         AAA   $   5,270,132
                 York, Revenue Bonds, Series 1999A (American Museum of
                 Natural History), 5.750%, 7/01/29

        2,260   New York City Industrial Development Agency, New York, Civic              7/08 at 101.00         AAA       1,927,260
                 Facility Refunding and Equipment Revenue Bonds (1998
                 Lighthouse International Project), 4.500%, 7/01/33

        3,000   Dormitory Authority of the State of New York, Lease Revenue               7/09 at 101.00         AAA       3,055,290
                 Bonds (State University Dormitory Facilities Issue), Series
                 1999C, 5.500%, 7/01/29

        1,000   Dormitory Authority of the State of New York, City University             7/05 at 102.00         AAA       1,004,000
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1995 Series 1, 5.375%, 7/01/25

        4,375   Dormitory Authority of the State of New York, Long Island                 9/06 at 102.00         AAA       4,434,981
                 University Insured Revenue Bonds, Series 1996,
                 5.500%, 9/01/26

        1,000   Dormitory Authority of the State of New York, Siena College               7/07 at 102.00         AAA       1,045,410
                 Insured Revenue Bonds, Series 1997, 5.750%, 7/01/26

        2,000   Dormitory Authority of the State of New York, City University             1/08 at 102.00         AAA       1,939,240
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1997 Series 1, 5.125%, 7/01/27

        6,000   Dormitory Authority of the State of New York, Fordham                     7/08 at 101.00         AAA       5,725,440
                 University Insured Revenue Bonds, Series 1998,
                 5.000%, 7/01/28

        1,000   Dormitory Authority of the State of New York, State University            5/08 at 100.00         AAA         921,480
                 Educational Facilities Revenue Bonds, Series 1998A,
                 4.750%, 5/15/25

        6,500   Dormitory Authority of the State of New York, New York                    7/08 at 101.00         AAA       6,323,265
                 Medical College Insured Revenue Bonds, Series 1998,
                 5.000%, 7/01/21

        3,500   Dormitory Authority of the State of New York, The Culinary                7/09 at 101.00         Aaa       3,393,495
                 Institute of America Insured Revenue Bonds, Series 1999,
                 5.000%, 7/01/22

        2,265   Dormitory Authority of the State of New York, Skidmore College            7/08 at 101.00         Aaa       2,161,354
                 Insured Revenue Bonds, Series 1998, 5.000%, 7/01/28

        1,500   Dormitory Authority of the State of New York, State University            5/08 at 101.00         AAA       1,367,730
                 Educational Facilities Revenue Bonds, Series 1998B,
                 4.750%, 5/15/28

        2,000   Dormitory Authority of the State of New York, Upstate                     7/10 at 101.00         AAA       2,104,580
                 Community Colleges Revenue Bonds, Series 2000A,
                 5.750%, 7/01/29

        5,000   Dormitory Authority of the State of New York, City University             7/09 at 101.00         AAA       5,092,150
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1999 Series 1, 5.500%, 7/01/29

        1,250   Dormitory Authority of the State of New York, Pace University             7/10 at 101.00         AAA       1,348,525
                 Insured Revenue Bonds, Series 2000, 6.000%, 7/01/29

        1,200   Dormitory Authority of the State of New York, Cooper Union                7/09 at 101.00         AAA       1,312,056
                 Insured Revenue Bonds, Series 1999, 6.250%, 7/01/29

                Dormitory Authority of the State of New York, City University
                System Consolidated Fourth General Resolution Revenue Bonds,
                2000 Series A:
        2,945    5.125%, 7/01/21                                                          7/10 at 100.00         AAA       2,909,277
        4,000    5.125%, 7/01/24                                                          7/10 at 100.00         AAA       3,921,600

        2,000   Dormitory Authority of the State of New York, Yeshiva University          7/11 at 100.00         AAA       1,976,840
                 Insured Revenue Bonds, Series 2001, 5.000%, 7/01/18

        5,915   Dormitory Authority of the State of New York, State University            5/12 at 101.00         AAA       5,866,379
                 Educational Facilities Revenue Bonds, Series 2002A,
                 5.125%, 5/15/20



33



    Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.4%

$       2,000   New York City Health and Hospitals Corporation, New York,                 2/09 at 101.00         AAA   $   2,025,760
                 Health System Bonds, 1999 Series A, 5.125%, 2/15/14

        1,000   Dormitory Authority of the State of New York, FHA-Insured                 2/06 at 102.00         AAA       1,032,150
                 Mortgage Hospital Revenue Bonds (Maimonides Medical
                 Center), Series 1996A, 5.750%, 8/01/24

        3,135   Dormitory Authority of the State of New York, Secured Hospital            2/08 at 101.50         AAA       2,996,966
                 Insured Revenue Bonds (Southside Hospital), Series 1998,
                 5.000%, 2/15/25

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds (The New York and Presbyterian
                Hospital), Series 1998:
        6,080    4.750%, 8/01/27                                                          2/08 at 101.00         AAA       5,533,530
        4,000    5.000%, 8/01/32                                                          2/08 at 101.00         AAA

        5,000   Dormitory Authority of the State of New York, FHA-Insured                 2/08 at 102.00         AAA       5,000,550
                 Mortgage Hospital Revenue Bonds (Highland Hospital of
                 Rochester), Series 1997A, 5.400%, 8/01/27

        3,280   Dormitory Authority of the State of New York, North Shore                11/08 at 101.00         AAA       3,148,078
                 University Hospital Revenue Bonds (North Shore Health
                 System Obligated Group), Series 1998, 5.000%, 11/01/23

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds (Montefiore Medical Center),
                Series 1999:
        1,000    5.250%, 8/01/19                                                          8/09 at 101.00         AAA       1,009,780
        4,000    5.500%, 8/01/38                                                          8/09 at 101.00         AAA       4,030,200

        8,000   Dormitory Authority of the State of New York, St. Charles                 7/09 at 101.00         AAA       8,141,520
                 Hospital and Rehabilitation Center Revenue Bonds (Catholic
                 Health Services of Long Island Obligated Group),
                 Series 1999A, 5.500%, 7/01/22

        1,500   Dormitory Authority of the State of New York, St. Francis Hospital        7/09 at 101.00         AAA       1,526,535
                 Revenue Bonds (Catholic Health Services of Long Island
                 Obligated Group), Series 1999A, 5.500%, 7/01/22

        3,000   Dormitory Authority of the State of New York, New Island                  7/09 at 101.00         AAA       3,157,200
                 Hospital Insured Revenue Bonds, Series 1999A,
                 5.750%, 7/01/19

        8,525   Dormitory Authority of the State of New York, South Nassau                7/11 at 101.00         AAA       8,403,519
                 Communities Hospital Revenue Bonds (Winthrop South
                 Nassau University Health System Obligation Group),
                 Series 2001B, 5.250%, 7/01/26


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.3%

                New York State Housing Finance Agency, Housing Project Mortgage
                Revenue Bonds, 1996 Series A Refunding:
        1,970    6.100%, 11/01/15                                                         5/06 at 102.00         AAA       2,094,721
        2,985    6.125%, 11/01/20                                                         5/06 at 102.00         AAA       3,132,966

          985   New York State Housing Finance Agency, Insured Multifamily                8/04 at 102.00         AAA       1,031,689
                 Mortgage Housing Revenue Bonds, 1994 Series B,
                 6.250%, 8/15/14


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.8%

        1,985   State of New York Mortgage Agency, Homeowner Mortgage                     4/07 at 102.00         AAA       2,076,270
                 Revenue Bonds, Series 63,  6.125%, 4/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.6%

        3,000   Castle Rest Residential Healthcare Facility, Syracuse, New York,          8/07 at 102.00         AAA       3,000,090
                 FHA-Insured Mortgage Revenue Bonds, Series 1997A,
                 5.750%, 8/01/37 (Optional put 8/01/07)

        1,185   Village of East Rochester Housing Authority, New York,                    8/07 at 102.00         AAA       1,223,311
                 FHA-Insured Mortgage Revenue Bonds (St. John's Meadows
                 Project), Series 1997A, 5.750%, 8/01/37


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.1%

        1,230   City of Buffalo, New York, School Serial Bonds, Series 1999E,            12/09 at 101.00         AAA       1,341,795
                 6.000%, 12/01/18

                Chitennango Central School District, Madison and Onondaga
                Counties, New York, Serial Bonds, Series 2000:
        1,125    5.650%, 6/15/18                                                          6/09 at 101.00         AAA       1,188,304
        1,185    5.650%, 6/15/19                                                          6/09 at 101.00         AAA       1,248,267

                East Rochester Union Free School District, Monroe County, New
                York, Serial Bonds, Series 2000:
          265    5.750%, 6/15/17                                                          6/09 at 101.00         Aaa         281,475
          200    5.750%, 6/15/18                                                          6/09 at 101.00         Aaa         211,558
          200    5.750%, 6/15/19                                                          6/09 at 101.00         Aaa         211,182




34


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         500   Village of Freeport, Nassau County, New York, Various Purposes            4/10 at 101.00         Aaa   $     545,885
                 Serial Bonds, 2000 Series A, 6.000%, 4/01/18

                Germantown Central School District, Columbia County, New York,
                School District Serial Bonds, Series 1999:
          700    5.400%, 6/15/17                                                          6/08 at 101.00         Aaa         721,133
          700    5.400%, 6/15/18                                                          6/08 at 101.00         Aaa         717,808

        2,000   Town of Hempstead, New York, General Obligation Bonds,                    1/11 at 101.00         Aaa       2,079,280
                 Series 2001A, 5.250%, 1/15/14

          700   Jericho Union Free School District, Nassau County, New York,              8/09 at 101.00         Aaa         736,666
                 School District Serial Bonds, Series 2000, 5.600%, 8/01/18

                Longwood Central School District, Suffolk County, New York,
                Serial Bonds, Series 2000:
        1,410    5.750%, 6/15/17                                                          6/11 at 101.00         Aaa       1,521,616
        1,410    5.750%, 6/15/18                                                          6/11 at 101.00         Aaa       1,513,973

                Lyndonville Central School District, Orleans County, New York,
                School District Serial Bonds, Series 2000:
          330    5.750%, 6/01/18                                                          6/08 at 101.00         Aaa         348,566
          330    5.750%, 6/01/19                                                          6/08 at 101.00         Aaa         348,025

                Monticello Central School District, Sullivan County, New York,
                Serial Bonds, Series 2000:
        1,905    6.000%, 6/15/18                                                          6/09 at 101.00         AAA       2,052,142
        2,000    6.000%, 6/15/19                                                          6/09 at 101.00         AAA       2,149,420
        2,165    6.000%, 6/15/20                                                          6/09 at 101.00         AAA       2,325,383

                County of Nassau, New York, Serial General Improvement
                Bonds (General Obligation), Series F:
        1,505    6.500%, 3/01/17                                                          3/10 at 100.00         AAA       1,686,157
        1,000    6.500%, 3/01/19                                                          3/10 at 100.00         AAA       1,112,660
          910    6.500%, 3/01/20                                                          3/10 at 100.00         AAA       1,010,628

                County of Nassau, New York, Serial General Improvement
                Bonds (General Obligation), Series B:
        2,005    5.250%, 6/01/22                                                          6/09 at 102.00         AAA       1,993,732
        1,000    5.250%, 6/01/23                                                          6/09 at 102.00         AAA         991,720

          805   County of Nassau, New York, Serial General Improvement                    9/09 at 102.00         Aaa         818,041
                 Bonds (General Obligation), Series D, 5.300%, 9/01/17

        1,500   Town of North Hempstead, Nassau County, New York, Refunding               3/08 at 101.00         Aaa       1,434,495
                 Serial Bonds (General Obligation), 1998 Series B,
                 4.750%, 3/01/18

                County of Oneida, New York, Public Improvement Bonds
                (General Obligation), Series 2000:
          500    5.375%, 4/15/18                                                          4/09 at 102.00         AAA         513,680
          500    5.375%, 4/15/19                                                          4/09 at 102.00         AAA         511,855

          255   City of Port Jervis, Orange County, New York, Water                       3/09 at 101.00         Aaa         263,752
                 Improvement Serial Bonds, Series 1999, 5.625%, 3/15/24

                County of Suffolk, New York, Public Improvement Serial Bonds,
                2000 Series A:
        1,130    5.750%, 5/01/17                                                          5/10 at 101.00         AAA       1,212,162
        1,100    6.000%, 5/01/18                                                          5/10 at 101.00         AAA       1,198,560
          610    6.000%, 5/01/19                                                          5/10 at 101.00         AAA         662,942
          640    6.000%, 5/01/20                                                          5/10 at 101.00         AAA         695,098

        1,630   Watertown City School District, Jefferson County, New York,               6/09 at 101.00         AAA       1,721,133
                 Serial Bonds (General Obligation), Series 2000,
                 5.750%, 6/15/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 36.4%

        3,775   Metropolitan Transportation Authority, New York, Dedicated                4/07 at 101.00         AAA       3,795,838
                 Tax Fund Bonds, Series 1996A,  5.250%, 4/01/26

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1998A:
        5,090    5.000%, 4/01/23                                                          4/08 at 101.00         AAA       5,015,126
        7,600    4.750%, 4/01/28                                                          4/08 at 101.00         AAA       7,084,568

        1,000   Metropolitan Transportation Authority, New York, Dedicated                4/09 at 101.00         AAA         973,270
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29





35



    Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,125   Nassau Health Care Corporation, Nassau County, New York,                  8/09 at 102.00         AAA   $   3,282,531
                 Health System Revenue Bonds (Guaranteed), Series 1999,
                 5.750%, 8/01/29

        3,025   New York City Transit Authority, Metropolitan Transportation              1/10 at 101.00         AAA       3,209,495
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 2000A, 5.875%, 1/01/30

       10,000   New York City Transitional Finance Authority, New York, Future            5/08 at 101.00         AAA       8,726,800
                 Tax Secured Bonds, Fiscal 1998 Series B, 4.500%, 11/15/27

        5,000   Dormitory Authority of the State of New York, Court Facilities            5/10 at 101.00         AAA       5,255,500
                 Lease Revenue Bonds (The City of New York Issue),
                 Series 1999, 5.750%, 5/15/30

        1,250   Dormitory Authority of the State of New York, Insured Revenue             7/04 at 102.00         AAA       1,333,687
                 Bonds (Leake and Watts Services, Inc.), Series 1994,
                 6.000%, 7/01/23

        2,250   Dormitory Authority of the State of New York, St. Anne Institute          7/08 at 101.00         AAA       2,209,320
                 Insured Revenue Bonds (853 Schools Program - 1998 Issue 2),
                 Series 1998E, 5.000%, 7/01/18

        1,340   Dormitory Authority of the State of New York, Anderson School             7/09 at 101.00         AAA       1,419,449
                 Insured Revenue Bonds (853 Schools Program - 1999 Issue 2),
                 Series 1999E, 5.750%, 7/01/19

        2,000   Dormitory Authority of the State of New York, Insured Revenue             7/09 at 101.00         AAA       2,118,580
                 Bonds (Special Act School Districts Program), Series 1999,
                 5.750%, 7/01/19

        4,300   Dormitory Authority of the State of New York, Mental Health               2/06 at 102.00         AAA       4,282,542
                 Services Facilities Improvement Revenue Bonds,
                 Series 1996B, 5.375%, 2/15/26

        3,000   Dormitory Authority of the State of New York, Mental Health               2/07 at 102.00         AAA       3,116,190
                 Services Facilities Improvement Revenue Bonds,
                 Series 1997A, 5.750%, 8/15/22

                Dormitory Authority of the State of New York, Mental Health
                Services Facilities Improvement Bonds, Series 2001A:
        1,145    5.500%, 8/15/19                                                          8/11 at 100.00         AAA       1,181,755
        1,210    5.500%, 8/15/20                                                          8/11 at 100.00         AAA       1,241,569

        2,480   Dormitory Authority of the State of New York, Mental Health               8/11 at 100.00         AAA       2,559,608
                 Services Facilities Improvement  Revenue Bonds,
                 Series 2001B, 5.500%, 8/15/19

        1,670   Dormitory Authority of the State of New York, Mental Health               8/10 at 100.00         AAA       1,794,365
                 Facilities Improvement Revenue Bonds, Series 2000D,
                 5.875%, 2/15/16

        2,265   New York State Environmental Facilities Corporation, Riverbank            4/07 at 100.00         AAA       2,223,301
                 State Park, Special Obligation Refunding Revenue Bonds,
                 1996 Series, 5.125%, 4/01/22

        4,250   New York Local Government Assistance Corporation (A Public                4/08 at 101.00         AAA       4,077,748
                 Benefit Corporation of the State  of New York), Series 1997B
                 Refunding Bonds, 4.875%, 4/01/20

        3,000   New York State Medical Care Facilities Finance Agency, Mental             2/04 at 102.00         AAA       2,975,070
                 Health Services Facilities Improvement Revenue Bonds, 1994
                 Series A, 5.250%, 8/15/23

           35   New York State Medical Care Facilities Finance Agency, Mental             2/05 at 102.00         AAA          36,535
                 Health Services Facilities Improvement Revenue Bonds, 1995
                 Series A, 6.000%, 2/15/25

          215   New York State Medical Care Facilities Finance Agency, Mental             8/02 at 102.00         AAA         219,904
                 Health Services Facilities Improvement Revenue Bonds, 1992
                 Series B, 6.250%, 8/15/18

           40   New York State Medical Care Facilities Finance Agency, Mental             8/04 at 102.00         AAA          42,765
                 Health Services Facilities Improvement Revenue Bonds, 1994
                 Series E, 6.250%, 8/15/19

        2,080   New York State Medical Care Facilities Finance Agency, Mental             2/04 at 102.00         AAA       2,074,114
                 Health Services Facilities Improvement Revenue Bonds, 1993
                 Series F Refunding, 5.250%, 2/15/19

        3,500   New York State Thruway Authority, Highway and Bridge Trust                4/12 at 100.00         AAA       3,542,105
                 Fund Bonds, Series 2002A, 5.250%, 4/01/17

        5,500   New York State Urban Development Corporation, Correctional                1/09 at 101.00         AAA       5,023,150
                 Facilities Service Contract Revenue Bonds, Series B,
                 4.750%, 1/01/28

                New York State Urban Development Corporation, Correctional
                Facilities Service Contract Revenue Bonds, Series C:
        3,000    5.125%, 1/01/21                                                          1/11 at 100.00         AAA       2,964,150
        3,250    5.125%, 1/01/22                                                          1/11 at 100.00         AAA       3,202,095
        7,900    6.000%, 1/01/29                                                          1/09 at 101.00         AAA       8,439,333




36



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Puerto Rico Highway and Transportation Authority, Transportation          7/10 at 101.00         AAA   $   1,064,740
                 Revenue Bonds, Series B, 5.875%, 7/01/35

        2,000   Puerto Rico Municipal Finance Agency, Serial Bonds, 1999                  8/09 at 101.00         AAA       2,082,720
                 Series A, 5.500%, 8/01/19

        1,435   Suffolk County Industrial Development Agency, New York, Civic            10/10 at 102.00         Aaa       1,563,289
                 Facility Revenue Bonds, Series 1999A (Hampton Bays
                 Public Library Project), 6.000%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 18.3%

        2,210   Metropolitan Transportation Authority, New York, Commuter                 7/07 at 102.00         AAA       2,198,044
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20

       10,215   Metropolitan Transportation Authority, New York, Commuter                 7/07 at 101.00         AAA      10,342,585
                 Facilities Revenue Bonds, Series 1997C, 5.375%, 7/01/27

        2,650   Metropolitan Transportation Authority, New York, Commuter                 7/07 at 101.00         AAA       2,625,541
                 Facilities Revenue Bonds, Series 1997E, 5.000%, 7/01/21

        1,000   Metropolitan Transportation Authority, New York, Commuter                 7/08 at 101.00         AAA       1,004,910
                 Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28

        3,505   Metropolitan Transportation Authority, New York, Transit                  7/07 at 101.50         AAA       3,637,769
                 Facilities Revenue Bonds, Series 1997A, 5.625%, 7/01/25

        2,300   Niagara Frontier Transportation Authority, New York, Airport              4/09 at 101.00         AAA       2,355,476
                 Revenue Bonds (Buffalo Niagara International Airport),
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)

        5,000   Port Authority of New York and New Jersey, Consolidated                  10/07 at 101.00         AAA       5,186,850
                 Bonds, One Hundred Twentieth Series, 5.750%, 10/15/26
                 (Alternative Minimum Tax)

        5,025   Port Authority of New York and New Jersey, Special Project               12/07 at 100.00         AAA       5,140,324
                 Bonds, Series 6 (JFK International Air Terminal LLC Project),
                  5.750%, 12/01/25 (Alternative Minimum Tax)

                Puerto Rico Ports Authority, Revenue Bonds, Series D:
        5,250    7.000%, 7/01/14 (Alternative Minimum Tax)                                7/02 at 101.00         AAA       5,431,913
       11,500    6.000%, 7/01/21 (Alternative Minimum Tax)                                7/02 at 100.00         AAA      11,522,310


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 14.0%

                City of Buffalo, New York, General Obligation Bonds,
                Series 1999D:
          525    6.000%, 12/01/18 (Pre-refunded to 12/01/09)                             12/09 at 101.00         AAA         597,833
          425    6.000%, 12/01/19 (Pre-refunded to 12/01/09)                             12/09 at 101.00         AAA         483,960

        1,550   The City of New York, New York, General Obligation Bonds,                 6/02 at 100.75         AAA       1,575,203
                 Fiscal 1991 Series B, 7.000%, 6/01/04

                The City of New York, New York, General Obligation Bonds, Fiscal
                1990 Series I:
          950    7.250%, 8/15/14                                                          8/02 at 100.00         AAA         990,090
        1,270    7.250%, 8/15/17                                                          8/02 at 100.00         AAA       1,295,222

                The City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series A:
        3,030    7.250%, 3/15/18                                                          9/02 at 100.00         AAA       3,375,875
        2,250    7.250%, 3/15/19                                                          9/02 at 100.00         AAA       2,453,310

        2,000   New York City Municipal Water Finance Authority, New York,                6/05 at 101.00         AAA       2,185,520
                 Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series A, 5.875%, 6/15/25 (Pre-refunded to 6/15/05)

          340   New York City Municipal Water Finance Authority, New York,                6/10 at 101.00         AAA         388,532
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10)

        1,115   Dormitory Authority of the State of New York, Judicial Facilities           No Opt. Call         AAA       1,340,843
                 Lease Revenue Bonds (Suffolk County Issue), Series 1986,
                 7.375%, 7/01/16

        5,000   New York State Housing Finance Agency, State University                     No Opt. Call         AAA       5,539,200
                 Construction Bonds, 1986 Series A, 7.900%, 11/01/06

        3,140   New York State Medical Care Facilities Finance Agency,                    2/05 at 102.00         AAA       3,448,725
                 Mental Health Services Facilities Improvement Revenue
                 Bonds, 1995 Series A, 6.000%, 2/15/25
                 (Pre-refunded to 2/15/05)

        1,635   New York State Medical Care Facilities Finance Agency,                    8/04 at 102.00         AAA       1,795,492
                 Mental Health Services Facilities Improvement Revenue
                 Bonds, 1994 Series E, 6.250%, 8/15/19
                 (Pre-refunded to 8/15/04)

        6,000   New York State Medical Care Facilities Finance Agency, New                2/05 at 102.00         AAA       6,721,260
                 York, Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.800%, 8/15/24 (Pre-refunded to 2/15/05)




37




    Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       4,150   New York State Thruway Authority, General Revenue Bonds,                  1/05 at 102.00         AAA   $   4,544,748
                 Series C, 6.000%, 1/01/25 (Pre-refunded to 1/01/05)

        1,000   Commonwealth of Puerto Rico, General Obligation Public                    7/10 at 100.00         AAA       1,111,940
                 Improvement Bonds of 2000,  5.750%, 7/01/26
                 (Pre-refunded to 7/01/10)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.5%

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        7,000    5.125%, 12/01/22                                                         6/08 at 101.00         AAA       6,868,260
        3,000    5.750%, 12/01/24                                                         6/08 at 101.00         AAA       3,134,460
        3,000    5.250%, 12/01/26                                                         6/08 at 101.00         AAA       2,960,940

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
        2,500    5.000%, 9/01/27                                                          9/11 at 100.00         AAA       2,390,775
        2,500    5.250%, 9/01/28                                                          9/11 at 100.00         AAA       2,465,425

        2,500   New York State Energy Research and Development Authority,                 5/02 at 102.00         AAA       2,559,675
                 Adjustable Rate Gas Facilities Revenue Bonds (The Brooklyn
                 Union Gas Company Project), Series 1989B, 6.750%, 2/01/24
                 (Alternative Minimum Tax)

        2,250   New York State Energy Research and Development Authority,                 7/03 at 102.00         AAA       2,280,915
                 Gas Facilities Revenue Bonds (The Brooklyn Union Gas
                 Company Project), Series C, 5.600%, 6/01/25
                 (Alternative Minimum Tax)

        1,000   New York State Energy Research and Development Authority,                 7/05 at 102.00         AAA       1,046,960
                 Pollution Control Revenue Bonds (New York State Electric
                 and Gas Corporation Project), Series 1987A, 6.150%,
                 7/01/26 (Alternative Minimum Tax)

        2,500   New York State Energy Research and Development Authority,                 5/02 at 102.00         AAA       2,554,200
                 Pollution Control Revenue Bonds (Rochester Gas and Electric
                 Corporation Project), Series 1992B, 6.500%, 5/15/32
                 (Alternative Minimum Tax)

        2,000   New York State Energy Research and Development Authority,                 9/08 at 102.00         AAA       2,110,960
                 Pollution Control Revenue Bonds (Rochester Gas and Electric
                 Corporation Project), Series 1998A, 5.950%, 9/01/33
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.7%

        3,655   Buffalo Municipal Water Finance Authority, New York, Water                7/09 at 101.00         AAA       3,917,721
                 System Revenue Bonds, Series 1999, 6.000%, 7/01/29

        2,115   Town of Clifton Park Water Authority, New York, Water System             10/03 at 102.00         AAA       2,010,413
                 Revenue Bonds, Series 1993, 5.000%, 10/01/26

        5,000   New York City Municipal Water Finance Authority, New York,                6/06 at 101.00         AAA       5,373,150
                 Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series B, 5.750%, 6/15/26

        1,000   New York City Municipal Water Finance Authority, New York,                6/07 at 101.00         AAA       1,036,040
                 Water and Sewer System Revenue Bonds, Fiscal 1997
                 Series B, 5.750%, 6/15/29

        5,000   New York City Municipal Water Finance Authority, New York,                6/08 at 101.00         AAA       4,507,750
                 Water and Sewer System Revenue Bonds, Fiscal 1999
                 Series A, 4.750%, 6/15/31

        4,750   New York City Municipal Water Finance Authority, New York,                6/09 at 101.00         AAA       4,820,063
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series A, 5.500%, 6/15/32

        3,000   New York City Municipal Water Finance Authority, New York,                6/11 at 100.00         AAA       2,941,080
                 Water and Sewer System Revenue Bonds, Fiscal 2002
                 Series A, 5.250%, 6/15/33

        1,660   New York City Municipal Water Finance Authority, New York,                6/10 at 101.00         AAA       1,873,443
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series B, 6.100%, 6/15/31




38


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       5,000   Suffolk County Water Authority, New York, Water System                    6/03 at 102.00         AAA   $   4,934,250
                 Revenue Bonds, Series 1994, 5.000%, 6/01/17

        2,750   Western Nassau County Water Authority, New York, System                   5/06 at 102.00         AAA       2,819,380
                 Revenue Bonds, Series 1995, 5.650%, 5/01/26
------------------------------------------------------------------------------------------------------------------------------------
$     403,760   Total Investments (cost $389,931,198) - 151.5%                                                           408,801,799
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                       5,011,212
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.4)%                                                       (144,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 269,813,011
                ====================================================================================================================




     All of the bonds in the portfolio are either covered by Original Issue
     Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
     Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings: Using the higher of Standard & Poor's or Moody's rating.

 See accompanying notes to financial statements.



39




            Nuveen New York Select Quality Municipal Fund, Inc. (NVN)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 26.5%

                Town of Amherst Industrial Development Agency, New York, Civic
                Facility Revenue Bonds (UBF Faculty-Student Housing Corporation
                - Village Green Project), Series 2000A:
$       1,315    5.625%, 8/01/20                                                          8/10 at 102.00         AAA   $   1,371,466
          610    5.750%, 8/01/25                                                          8/10 at 102.00         AAA         644,276

          500   Town of Amherst Industrial Development Agency, New York,                  8/10 at 102.00         AAA         521,470
                 Civic Facility Revenue Bonds (UBF Faculty-Student Housing
                 Corporation - Lakeside Cottage Project), Series 2000B,
                 5.625%, 8/01/20

        1,000   Nassau County Industrial Development Agency, New York,                    7/08 at 102.00         AAA         966,260
                 Civic Facility Revenue and Refunding Bonds (Hofstra
                 University Project), Series 1998, 5.000%, 7/01/23

        1,000   The Trust for Cultural Resources of the City of New York, New             7/09 at 101.00         AAA       1,047,740
                 York, Revenue Bonds, Series 1999A (American Museum of
                 Natural History), 5.750%, 7/01/29

        7,250   New York City Industrial Development Agency, New York, Civic              1/09 at 101.00         AAA       6,898,593
                 Facility Revenue Bonds (Horace Mann School Project),
                 5.000%, 7/01/28

        2,095   Dormitory Authority of the State of New York, State University            7/11 at 100.00         AAA       2,175,637
                 Dormitory Facilities Lease Revenue Bonds, Series 2001,
                 5.500%, 7/01/18

       12,875   Dormitory Authority of the State of New York, Mount Sinai                 7/02 at 101.00         AAA      13,180,266
                 School of Medicine Insured Revenue Bonds, Series 1991,
                 6.750%, 7/01/15

        1,870   Dormitory Authority of the State of New York, Fordham                     7/02 at 100.00         AAA       1,893,319
                 University Insured Revenue Bonds, Series 1990,
                 7.200%, 7/01/15

        1,175   Dormitory Authority of the State of New York, City University             7/05 at 102.00         AAA       1,179,700
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1995 Series 1, 5.375%, 7/01/25

        2,000   Dormitory Authority of the State of New York, Siena College               7/07 at 102.00         AAA       2,090,820
                 Insured Revenue Bonds, Series 1997, 5.750%, 7/01/26

        8,485   Dormitory Authority of the State of New York, Fordham                     7/08 at 101.00         AAA       8,096,726
                 University Insured Revenue Bonds, Series 1998,
                 5.000%, 7/01/28

                Dormitory Authority of the State of New York, City University
                System Consolidated Third General Resolution Revenue Bonds, 1997
                Series 1:
        3,120    5.375%, 7/01/24                                                          1/08 at 102.00         AAA       3,133,478
       10,000    5.125%, 7/01/27                                                          1/08 at 102.00         AAA       9,696,200

        2,000   Dormitory Authority of the State of New York, State University            5/08 at 100.00         AAA       1,842,960
                 Educational Facilities Revenue Bonds, Series 1998A,
                 4.750%, 5/15/25

        4,500   Dormitory Authority of the State of New York, Ithaca College              7/08 at 101.00         Aaa       4,377,645
                 Insured Revenue Bonds, Series 1998, 5.000%, 7/01/21

        1,500   Dormitory Authority of the State of New York, Upstate                     7/10 at 101.00         AAA       1,578,435
                 Community Colleges Revenue Bonds, Series 2000A,
                 5.750%, 7/01/29

                Dormitory Authority of the State of New York, University of
                Rochester Revenue Bonds, Series 2000A:
        1,990    0.000%, 7/01/17                                                          7/10 at 101.00         AAA       1,319,131
        2,235    0.000%, 7/01/18                                                          7/10 at 101.00         AAA       1,477,894
        2,495    0.000%, 7/01/19                                                          7/10 at 101.00         AAA       1,644,654
        1,870    0.000%, 7/01/21                                                          7/10 at 101.00         AAA       1,221,110

          500   Dormitory Authority of the State of New York, Pace University             7/10 at 101.00         AAA         539,410
                 Insured Revenue Bonds, Series 2000, 6.000%, 7/01/29

        5,000   Dormitory Authority of the State of New York, State University            5/06 at 102.00         AAA       5,065,750
                 Educational Facilities Revenue Bonds, Series 1996,
                 5.500%, 5/15/26

        3,485   Dormitory Authority of the State of New York, City University             7/10 at 100.00         AAA       3,416,694
                 System Consolidated Fourth General Resolution Revenue
                 Bonds, 2000 Series A, 5.125%, 7/01/24





40



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                Dormitory Authority of the State of New York, Canisius College
                Revenue Bonds, Series 2000:
$       1,000    5.100%, 7/01/20                                                          7/11 at 101.00         AAA   $     988,800
        2,875    5.250%, 7/01/30                                                          7/11 at 101.00         AAA       2,835,153

                Dormitory Authority of the State of New York, New York
                University Insured Revenue Bonds, 2001 Series 2:
        1,350    5.500%, 7/01/18                                                          7/11 at 100.00         AAA       1,401,962
          800    5.500%, 7/01/20                                                          7/11 at 100.00         AAA         823,608
          600    5.500%, 7/01/21                                                          7/11 at 100.00         AAA         616,368

        2,500   Dormitory Authority of the State of New York, New York                      No Opt. Call         AAA       2,591,450
                 University Revenue Bonds, Series 2001-1, 5.500%, 7/01/40

        2,125   Dormitory Authority of the State of New York, Yeshiva                     7/11 at 100.00         AAA       2,089,874
                 University Insured Revenue Bonds, Series 2001,
                 5.000%, 7/01/19

        5,795   Dormitory Authority of the State of New York, State University            5/12 at 101.00         AAA       5,715,782
                 Educational Facilities Revenue  Bonds, Series 2002A,
                 5.000%, 5/15/18


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.2%

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Revenue Bonds (St. Vincent's Hospital and Medical
                Center of New York), Series 1991:
        3,500    7.375%, 8/01/11                                                          8/02 at 101.00         AAA       3,585,365
        4,150    7.400%, 8/01/30                                                          8/02 at 101.00         AAA       4,247,691

        6,000   Dormitory Authority of the State of New York, FHA-Insured                 8/04 at 105.00         AAA       5,937,900
                 Mortgage Hospital Revenue Bonds (Millard Fillmore
                 Hospitals), Series 1997, 5.375%, 2/01/32

          585   Dormitory Authority of the State of New York, FHA-Insured                   No Opt. Call         AAA         608,862
                 Mortgage Hospital Revenue Bonds (Maimonides Medical
                 Center), Series 1996A, 5.500%, 8/01/14

        6,500   Dormitory Authority of the State of New York, FHA-Insured                 2/08 at 102.00         AAA       6,463,860
                 Mortgage Revenue Refunding Bonds (United Health
                 Services), Series 1997, 5.375%, 8/01/27

       10,000   Dormitory Authority of the State of New York, FHA-Insured                 2/08 at 101.00         AAA       9,342,100
                 Mortgage Hospital Revenue Bonds (The New York and
                 Presbyterian Hospital), Series 1998, 5.000%, 8/01/32

        5,730   Dormitory Authority of the State of New York, FHA-Insured                 8/09 at 101.00         AAA       5,773,262
                 Mortgage Hospital Revenue Bonds (Montefiore Medical
                 Center), Series 1999, 5.500%, 8/01/38

        6,430   Dormitory Authority of the State of New York, St. Francis                 7/09 at 101.00         AAA       6,529,601
                 Hospital Revenue Bonds (Catholic Health Services of Long
                 Island Obligated Group), Series 1999A, 5.500%, 7/01/24

       12,020   Dormitory Authority of the State of New York, Winthrop                    7/11 at 101.00         AAA      11,848,715
                 University Hospital Association Revenue Bonds (Winthrop
                 South Nassau University Health System Obligated Group),
                 Series 2001A, 5.250%, 7/01/26

        2,025   Dormitory Authority of the State of New York, South Nassau                7/11 at 101.00         AAA       1,981,868
                 Communities Hospital Revenue Bonds (Winthrop South
                 Nassau University Health System Obligation Group),
                 Series 2001B, 5.250%, 7/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.0%

       15,000   New York City Housing Development Corporation, New York,                  4/02 at 105.00         AAA      15,768,750
                 Multifamily Housing Limited Obligation Bonds, Series 1991C,
                 Pass-Through Certificates, 6.500%, 2/20/19

                New York State Housing Finance Agency, Housing Project Mortgage
                Revenue Bonds, 1996 Series A Refunding:
          980    6.100%, 11/01/15                                                         5/06 at 102.00         AAA       1,042,044
        3,980    6.125%, 11/01/20                                                         5/06 at 102.00         AAA       4,177,289


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.5%

        1,500   State of New York Mortgage Agency, Homeowner Mortgage                     9/04 at 102.00         AAA       1,571,730
                 Revenue Bonds, Series 43, 6.450%, 10/01/17


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.3%

        2,000   Town of Babylon Industrial Development Agency, New York,                  8/09 at 101.00         AAA       2,139,820
                 Civic Facility Revenue Bonds, Series 2000 B (WSNCHS
                 East, Inc. Project), 6.000%, 8/01/24

        6,000   Dormitory Authority of the State of New York, FHA-Insured                 8/11 at 101.00         AAA       5,742,660
                 Mortgage Nursing Home Revenue Bonds (Norwegian
                 Christian Home and Health Center), Series 2001,
                 5.200%, 8/01/36



41




      Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 16.0%

                East Rochester Union Free School District, Monroe County, New
                York, Serial Bonds, Series 2000:
$         300    5.750%, 6/15/17                                                          6/09 at 101.00         Aaa   $     318,651
          350    5.750%, 6/15/18                                                          6/09 at 101.00         Aaa         370,227
          365    5.750%, 6/15/19                                                          6/09 at 101.00         Aaa         385,407

                County of Erie, New York, General Obligation Serial Bonds,
                Public Improvement Bonds, Series 1999A:
          700    5.500%, 10/01/17                                                        10/09 at 101.00         AAA         732,109
          700    5.250%, 10/01/19                                                        10/09 at 101.00         AAA         705,992

                Longwood Central School District, Suffolk County, New York,
                Serial Bonds, Series 2000:
        1,000    5.750%, 6/15/19                                                          6/11 at 101.00         Aaa       1,071,430
        1,000    5.750%, 6/15/20                                                          6/11 at 101.00         Aaa       1,068,350

                Lyndonville Central School District, Orleans County, New York,
                School District Serial Bonds, Series 2000:
          340    5.750%, 6/01/18                                                          6/08 at 101.00         Aaa         359,128
          340    5.750%, 6/01/19                                                          6/08 at 101.00         Aaa         358,571

        2,500   County of Nassau, New York, Serial General Improvement                    6/09 at 102.00         AAA       2,479,300
                 Bonds (General Obligation), Series B, 5.250%, 6/01/23

                The City of New York, New York, General Obligation Bonds, Fiscal
                1992 Series C:
           45    6.250%, 8/01/10                                                          8/02 at 101.50         AAA          46,290
           45    6.625%, 8/01/14                                                          8/02 at 101.50         AAA          46,301
                The City of New York, New York, General Obligation Bonds, Fiscal
                1998 Series H:
        4,150    5.125%, 8/01/25                                                          8/08 at 101.00         AAA       4,050,359
        6,000    5.375%, 8/01/27                                                          8/08 at 101.00         AAA       6,015,540

        5,000   The City of New York, New York, General Obligation Bonds,                 4/09 at 101.00         AAA       4,747,750
                 Fiscal 1999 Series I, 5.000%, 4/15/29

        3,000   The City of New York, New York, General Obligation Bonds,                 8/10 at 101.00         AAA       2,992,200
                 Fiscal 2001 Series D, 5.000%, 8/01/16

        3,000   Town of North Hempstead, Nassau County, New York, General                 3/08 at 101.00         Aaa       2,868,990
                 Obligation Refunding Serial Bonds, 1998 Series B,
                 4.750%, 3/01/18

                Town of North Hempstead, Nassau County, New York, General
                Obligation Bonds, 1999 Series B:
        2,135    5.875%, 7/15/18                                                          7/09 at 101.00         Aaa       2,289,147
        2,255    5.875%, 7/15/19                                                          7/09 at 101.00         Aaa       2,413,481

                County of Oneida, New York, General Obligations, Public
                Improvement Bonds, Series 2000:
          100    5.375%, 4/15/18                                                          4/09 at 102.00         AAA         102,736
          100    5.375%, 4/15/19                                                          4/09 at 102.00         AAA         102,371

        6,000   Commonwealth of Puerto Rico, Public Improvement Refunding                 7/08 at 101.00         AAA       5,459,460
                 Bonds (General Obligation), Series 1998, 4.500%, 7/01/23

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/17                                                          6/10 at 100.00         Aaa         565,294
          525    5.875%, 6/15/18                                                          6/10 at 100.00         Aaa         562,711
          525    5.875%, 6/15/20                                                          6/10 at 100.00         Aaa         559,776
          525    5.875%, 6/15/21                                                          6/10 at 100.00         Aaa         559,776
          525    5.875%, 6/15/22                                                          6/10 at 100.00         Aaa         559,046
          525    5.875%, 6/15/23                                                          6/10 at 100.00         Aaa         559,046
          525    5.875%, 6/15/24                                                          6/10 at 100.00         Aaa         558,679
          525    5.875%, 6/15/26                                                          6/10 at 100.00         Aaa         557,587
          525    5.875%, 6/15/28                                                          6/10 at 100.00         Aaa         557,078

                Rensselaer County, New York, General Obligation Serial
                Bonds, Series 1991:
          960    6.700%, 2/15/16                                                            No Opt. Call         AAA       1,142,026
          960    6.700%, 2/15/17                                                            No Opt. Call         AAA       1,143,130
          960    6.700%, 2/15/18                                                            No Opt. Call         AAA       1,144,262
          960    6.700%, 2/15/19                                                            No Opt. Call         AAA       1,144,397
          960    6.700%, 2/15/20                                                            No Opt. Call         AAA       1,145,645
          747    6.700%, 2/15/21                                                            No Opt. Call         AAA         891,246




42


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                The City of Rochester, New York, General Obligation Serial
                Bonds, Series 1999:
$         735    5.250%, 10/01/20                                                           No Opt. Call         AAA   $     753,875
          735    5.250%, 10/01/21                                                           No Opt. Call         AAA         749,891
          730    5.250%, 10/01/22                                                           No Opt. Call         AAA         743,359
          730    5.250%, 10/01/23                                                           No Opt. Call         AAA         741,804
          730    5.250%, 10/01/24                                                           No Opt. Call         AAA         740,147
          730    5.250%, 10/01/25                                                           No Opt. Call         AAA         739,381
          725    5.250%, 10/01/26                                                           No Opt. Call         AAA         733,512


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 38.0%

        1,000   Battery Park City Authority, New York, Senior Revenue                    11/03 at 102.00         AAA       1,003,680
                 Refunding Bonds, Series 1993A, 5.250%, 11/01/17

        3,000   Metropolitan Transportation Authority, New York, Dedicated                4/07 at 101.00         AAA       3,016,560
                 Tax Fund Bonds, Series 1996A, 5.250%, 4/01/26

       11,000   Metropolitan Transportation Authority, New York, Dedicated                4/08 at 101.00         AAA      10,253,980
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17                                                          4/09 at 101.00         AAA       4,024,480
        1,000    5.250%, 4/01/23                                                          4/09 at 101.00         AAA       1,009,640
        3,250    5.000%, 4/01/29                                                          4/09 at 101.00         AAA       3,163,128

        5,875   New York City Transit Authority, Metropolitan Transportation              1/10 at 101.00         AAA       5,803,795
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 1999A, 5.250%, 1/01/29

        5,225   New York City Transit Authority, Metropolitan Transportation              1/10 at 101.00         AAA       5,543,673
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 2000A, 5.875%, 1/01/30

        2,000   New York City Transitional Finance Authority, New York, Future            8/07 at 101.00         AAA       1,912,660
                 Tax Secured Bonds, Fiscal 1998 Series A, 5.000%, 8/15/27

        2,000   New York City Transitional Finance Authority, New York, Future            5/08 at 101.00         AAA       1,745,360
                 Tax Secured Bonds, Fiscal 1998 Series B, 4.500%, 11/15/27

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal 2002 Series B:
        2,820    5.250%, 5/01/16                                                         11/11 at 101.00         AAA       2,878,459
        1,000    5.250%, 5/01/17                                                         11/11 at 101.00         AAA       1,014,150

        5,250   Dormitory Authority of the State of New York, Court Facilities            5/10 at 101.00         AAA       5,518,275
                 Lease Revenue Bonds (The City of New York Issue),
                 Series 1999, 5.750%, 5/15/30

          505   Dormitory Authority of the State of New York, Judicial Facilities         4/02 at 114.14        Baa1         578,977
                 Lease Revenue Bonds (Suffolk County Issue), Series 1991A,
                 9.500%, 4/15/14

        5,000   Dormitory Authority of the State of New York, Insured Revenue             7/04 at 102.00         AAA       5,334,750
                 Bonds (Leake and Watts Services, Inc.), Series 1994,
                 6.000%, 7/01/23

                Dormitory Authority of the State of New York, Mental Health
                Services Facilities Improvement Revenue Bonds, Series 1996B:
        2,530    5.375%, 2/15/26                                                          2/06 at 102.00         AAA       2,519,728
        2,660    5.375%, 2/15/26                                                          2/06 at 102.00         AAA       2,649,200

        7,145   Dormitory Authority of the State of New York, Special Act                 7/09 at 101.00         AAA       7,568,627
                 School Districts Program Insured Revenue Bonds,
                 Series 1999, 5.750%, 7/01/19

        3,000   Dormitory Authority of the State of New York, Mental Health               2/07 at 102.00         AAA       3,116,190
                 Services Facilities Improvement Revenue Bonds, Series
                 1997A, 5.750%, 8/15/22

        2,000   New York State Environmental Facilities Corporation, Special              4/07 at 100.00         AAA       1,963,180
                 Obligation Refunding Revenue Bonds (Riverbank State Park),
                 1996 Series, 5.125%, 4/01/22

        7,750   New York Local Government Assistance Corporation, Refunding               4/08 at 101.00         AAA       7,435,893
                 Bonds (A Public Benefit Corporation of the State of New York),
                 Series 1997B, 4.875%, 4/01/20

        4,400   New York Local Government Assistance Corporation, Refunding               4/03 at 102.00         AAA       4,493,324
                 Bonds, Series 1993B, 5.500%, 4/01/21




43




      Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                State of New York Municipal Bond Bank Agency, Special Program
                Revenue Bonds, City of Buffalo, 2001 Series A:
$         875    5.125%, 5/15/19                                                          5/11 at 100.00         AAA   $     871,001
          920    5.125%, 5/15/20                                                          5/11 at 100.00         AAA         912,438
          965    5.250%, 5/15/21                                                          5/11 at 100.00         AAA         966,669
        1,015    5.250%, 5/15/22                                                          5/11 at 100.00         AAA       1,015,294

           20   New York State Medical Care Facilities Finance Agency, Mental             2/05 at 102.00         AAA          20,877
                 Health Services Facilities Improvement Revenue Bonds, 1995
                 Series A, 6.000%, 2/15/25

          365   New York State Medical Care Facilities Finance Agency, Mental             8/02 at 102.00         AAA         373,326
                 Health Services Facilities Improvement Revenue Bonds,
                 1992 Series B, 6.250%, 8/15/18

        3,985   New York State Medical Care Facilities Finance Agency, Mental             8/02 at 100.00         AAA       3,991,535
                 Health Services Facilities Improvement Revenue Bonds, 1992
                 Series A, 5.500%, 8/15/21

        3,575   New York State Thruway Authority, Highway and Bridge Trust               10/11 at 100.00         AAA       3,640,601
                 Fund Bonds, Series 2001B, 5.250%, 4/01/16

        5,000   New York State Thruway Authority, Highway and Bridge Trust                4/12 at 100.00         AAA       5,017,350
                 Fund Bonds, Series 2002A, 5.250%, 4/01/19

       10,000   New York State Urban Development Corporation, Correctional                1/05 at 102.00         AAA      10,105,300
                 Facilities Revenue Bonds, Series 5, 5.500%, 1/01/25

        2,000   New York State Urban Development Corporation, Correctional                1/06 at 102.00         AAA       2,005,720
                 Facilities Revenue Bonds, Series 6, 5.375%, 1/01/25

                New York State Urban Development Corporation, Correctional
                Facilities Service Contract Revenue Bonds, Series C:
        2,175    5.125%, 1/01/22                                                          1/11 at 100.00         AAA       2,142,941
        6,000    5.125%, 1/01/23                                                          1/11 at 100.00         AAA       5,894,220
        5,000    6.000%, 1/01/29                                                          1/09 at 101.00         AAA       5,341,350
        2,000    5.250%, 1/01/30                                                          1/11 at 100.00         AAA       1,972,500

        4,000   Puerto Rico Highway and Transportation Authority, Transportation            No Opt. Call         AAA       4,287,440
                 Revenue Bonds, Series E Refunding, 5.500%, 7/01/18

        1,000   Puerto Rico Public Finance Corporation, Commonwealth                        No Opt. Call         AAA       1,056,470
                 Appropriation Bonds, 2002 Series E, 5.500%, 8/01/27


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.0%

        5,010   Metropolitan Transportation Authority, New York, Commuter                 7/07 at 101.50         AAA       5,193,617
                 Facilities Revenue Bonds, Series 1997A, 5.625%, 7/01/27

        9,000   Metropolitan Transportation Authority, New York, Commuter                 7/07 at 101.00         AAA       9,112,410
                 Facilities Revenue Bonds, Series 1997C, 5.375%, 7/01/27

                Metropolitan Transportation Authority, New York, Commuter
                Facilities Revenue Bonds, Series 1998A:
        3,000    5.000%, 7/01/23                                                          7/08 at 101.00         AAA       2,955,360
        4,695    5.250%, 7/01/28                                                          7/08 at 101.00         AAA       4,718,052

        2,500   Niagara Frontier Transportation Authority, New York, Airport              4/09 at 101.00         AAA       2,560,300
                 Revenue Bonds (Buffalo Niagara International Airport),
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)

       10,000   Port Authority of New York and New Jersey, Consolidated Bonds,            5/02 at 101.00         AA-      10,107,800
                 Seventy-Sixth Series, 6.500%, 11/01/26
                 (Alternative Minimum Tax)

        7,000   Port Authority of New York and New Jersey, Consolidated Bonds,           10/07 at 101.00         AAA       7,261,590
                 One-Hundred Twentieth Series, 5.750%, 10/15/26
                 (Alternative Minimum Tax)




44




   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 10.7%

$       1,200   Town of Brookhaven, Suffolk County, New York, Various                    10/02 at 102.00         AAA   $   1,251,744
                 Purposes Serial Bonds, 1991 Series B, 6.400%, 10/01/11
                 (Pre-refunded to 10/01/02)

        2,000   Metropolitan Transportation Authority, New York, Commuter                 7/02 at 102.00         AAA       2,062,960
                 Facilities Revenue Bonds, Series  1992B, 6.250%, 7/01/17
                 (Pre-refunded to 7/01/02)

        5,000   Metropolitan Transportation Authority, New York, Transit                  7/02 at 101.50         AAA       5,132,500
                 Facilities Revenue Bonds, Series K, 6.250%, 7/01/11
                 (Pre-refunded to 7/01/02)

                The City of New York, New York, General Obligation Bonds, Fiscal
                1992 Series C:
        4,955    6.250%, 8/01/10 (Pre-refunded to 8/01/02)                                8/02 at 101.50         AAA       5,104,740
        4,955    6.625%, 8/01/14 (Pre-refunded to 8/01/02)                                8/02 at 101.50         AAA       5,111,033

                The City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series A:
        1,500    7.250%, 3/15/18                                                          9/02 at 100.00         AAA       1,671,225
        3,100    7.250%, 3/15/19                                                          9/02 at 100.00         AAA       3,380,116

        3,000   The City of New York, New York, General Obligation Bonds,                 4/02 at 100.00         AAA       3,112,860
                 Fiscal 1990 Series B, 7.000%, 10/01/19

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal 2000 Series B:
          255    6.100%, 6/15/31 (Pre-refunded to 6/15/10)                                6/10 at 101.00         AAA         291,399
        1,775    6.000%, 6/15/33 (Pre-refunded to 6/15/10)                                6/10 at 101.00         AAA       2,020,110

        2,230   New York State Medical Care Facilities Finance Agency, Mental             2/05 at 102.00         AAA       2,449,254
                 Health Services Facilities Improvement Revenue Bonds, 1995
                 Series A, 6.000%, 2/15/25 (Pre-refunded to 2/15/05)

        5,000   New York State Medical Care Facilities Finance Agency, New                2/05 at 102.00         AAA       5,601,050
                 York Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.800%, 8/15/24 (Pre-refunded to 2/15/05)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 15.4%

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        8,300    5.125%, 12/01/22                                                         6/08 at 101.00         AAA       8,143,794
        7,000    5.250%, 12/01/26                                                         6/08 at 101.00         AAA       6,908,860

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24                                                            No Opt. Call         AAA       1,220,600
        4,000    0.000%, 6/01/25                                                            No Opt. Call         AAA       1,154,360
       15,000    0.000%, 6/01/26                                                            No Opt. Call         AAA       4,083,600
        3,000    0.000%, 6/01/27                                                            No Opt. Call         AAA         772,020
        4,500    0.000%, 6/01/28                                                            No Opt. Call         AAA       1,093,905
        3,000    0.000%, 6/01/29                                                            No Opt. Call         AAA         687,630

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
        3,000    5.000%, 9/01/27                                                          9/11 at 100.00         AAA       2,868,930
        3,125    5.250%, 9/01/28                                                          9/11 at 100.00         AAA       3,081,781

       11,000   New York State Energy Research and Development Authority,                 5/02 at 102.00         AAA      11,262,570
                 Adjustable Rate Gas Facilities Revenue Bonds, Series 1989B
                 (The Brooklyn Union Gas Company Project), 6.750%,
                 2/01/24 (Alternative Minimum Tax)

        3,000   New York State Energy Research and Development Authority,                 7/05 at 102.00         AAA       3,140,880
                 Pollution Control Revenue Bonds (New York State Electric
                 and Gas Corporation Project), Series 1987A, 6.150%,
                 7/01/26 (Alternative Minimum Tax)

        3,000   New York State Energy Research and Development Authority,                 4/02 at 102.00         AAA       3,094,950
                 Pollution Control Refunding Revenue Bonds (Niagara
                 Mohawk Power Corporation Project), Series 1991A,
                 6.625%, 10/01/13

        6,000   New York State Energy Research and Development Authority,                 9/08 at 102.00         AAA       6,332,880
                 Pollution Control Revenue Bonds (Rochester Gas and Electric
                 Corporation Project), Series 1998A, 5.950%, 9/01/33
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.0%

        5,000   New York City Municipal Water Finance Authority, New York,                6/06 at 101.00         AAA       5,373,150
                 Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series B, 5.750%, 6/15/26

        2,225   New York City Municipal Water Finance Authority, New York,                6/06 at 101.00         AAA       2,229,806
                 Water and Sewer System Revenue Bonds, Fiscal 1997
                 Series A, 5.375%, 6/15/26





45



      Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$      10,500   New York City Municipal Water Finance Authority, New York,                6/09 at 101.00         AAA   $  10,654,875
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series A, 5.500%, 6/15/32

        7,000   New York City Municipal Water Finance Authority, New York,                6/11 at 100.00         AAA       6,862,520
                 Water and Sewer System Revenue Bonds, Fiscal 2002
                 Series A, 5.250%, 6/15/33

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal 2000 Series B:
        1,245    6.100%, 6/15/31                                                          6/10 at 101.00         AAA       1,405,082
        1,225    6.000%, 6/15/33                                                          6/10 at 101.00         AAA       1,374,119

        5,000   New York State Environmental Facilities Corporation, State                9/02 at 100.00         AAA       5,071,750
                 Water Pollution Control Revolving Fund Revenue Bonds,
                 Pooled Loan Issue, Series 1991 B, 7.100%, 9/15/11

        1,300   New York State Environmental Facilities Corporation, Water                6/02 at 102.00         AAA       1,328,872
                 Facilities Revenue Bonds, Series 1992 (The New Rochelle
                 Water Company Project), 6.400%, 12/01/24
                 (Alternative Minimum Tax)

        2,230   Upper Mohawk Valley Regional Water Finance Authority, New                   No Opt. Call         Aaa         728,781
                 York, Water System Revenue Bonds, Series 2000,
                 0.000%, 4/01/23
------------------------------------------------------------------------------------------------------------------------------------
$     558,257   Total Investments (cost $518,028,266) - 153.6%                                                           535,176,182
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                       6,413,632
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.4)%                                                       (193,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 348,589,814
                ====================================================================================================================



     All of the bonds in the portfolio are either covered by Original Issue
     Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
     Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings: Using the higher of Standard & Poor's or Moody's rating.

 See accompanying notes to financial statements.



46


            Nuveen New York Quality Income Municipal Fund, Inc. (NUN)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 33.3%

                Industrial Development Agency, Town of Amherst, New York, Civic
                Facility Revenue Bonds (UBF Faculty-Student Housing Corporation-
                Village Green Project), Series 2000A:
$       1,065    5.625%, 8/01/20                                                          8/10 at 102.00         AAA   $   1,110,731
          610    5.750%, 8/01/25                                                          8/10 at 102.00         AAA         644,276

          500   Industrial Development Agency, Town of Amherst, New York,                 8/10 at 102.00         AAA         521,470
                 Civic Facility Revenue Bonds (UBF Faculty-Student Housing
                 Corporation - Lakeside Cottage Project), Series 2000B,
                 5.625%, 8/01/20

        2,840   Industrial Development Agency, Monroe County, New York,                   6/02 at 101.00         AAA       2,890,467
                 Industrial Development Revenue Bonds (Wilmur Associates
                 Facility - Eastman Place Remarketing), Series 1986, 7.250%,
                 12/01/16 (Alternative Minimum Tax)

        6,350   Industrial Development Agency, Nassau County, New York,
                 Civic Facility Revenue and Refunding Bonds (Hofstra
                 University Project), Series 1998, 5.000%, 7/01/23                        7/08 at 102.00         AAA       6,135,751

        5,000   The Trust for Cultural Resources of the City of New York, New             7/06 at 101.00         AAA       5,239,800
                 York, Revenue Bonds (The New York Botanical Garden),
                 Series 1996, 5.800%, 7/01/26

        7,250   The Trust for Cultural Resources of the City of New York, New             1/07 at 102.00         AAA       7,394,710
                 York, Revenue Refunding Bonds (The Museum of Modern Art),
                 Series 1996A, 5.500%, 1/01/21

       14,500   The Trust for Cultural Resources of the City of New York, New             4/07 at 101.00         AAA      14,912,525
                 York, Revenue Bonds (American Museum of Natural History),
                 Series 1997A, 5.650%, 4/01/27

        4,775   Industrial Development Agency, New York City, New York,                   6/07 at 102.00         AAA       4,718,703
                 Civic Facility Revenue Bonds (Trinity Episcopal School
                 Corporation Project), 5.250%, 6/15/27

        1,410   Dormitory Authority of the State of New York, Lease Revenue               7/11 at 100.00         AAA       1,451,609
                 Bonds (State University Dormitory Facilities), Series 2001,
                 5.500%, 7/01/20

        1,000   Dormitory Authority of the State of New York, Insured Revenue             7/02 at 101.00         AAA       1,023,710
                 Bonds (Mount Sinai School of Medicine), Series 1991,
                 6.750%, 7/01/15

        7,515   Dormitory Authority of the State of New York, Insured Revenue             7/02 at 102.00         AAA       7,735,490
                 Bonds (Marist College), Series 1992, 6.000%, 7/01/22

        1,000   Dormitory Authority of the State of New York, Insured Revenue             7/04 at 102.00         AAA       1,011,430
                 Bonds (Fordham University), Series 1994, 5.500%, 7/01/23

        1,600   Dormitory Authority of the State of New York, City University               No Opt. Call         AAA       1,740,736
                 System Consolidated Second General Resolution Revenue
                 Bonds, Series 1993A, 5.750%, 7/01/18

        6,000   Dormitory Authority of the State of New York, City University               No Opt. Call         AAA       6,608,880
                 System Consolidated Revenue Bonds, Series 1993A,
                 5.750%, 7/01/13

        1,970   Dormitory Authority of the State of New York, Strong Memorial             7/04 at 102.00         AAA       2,047,401
                 Hospital Revenue Bonds  (University of Rochester), Series
                 1994, 5.900%, 7/01/17

        8,500   Dormitory Authority of the State of New York, Insured Revenue             7/07 at 102.00         AAA       8,401,570
                 Bonds (Ithaca College), Series 1997, 5.250%, 7/01/26

        1,150   Dormitory Authority of the State of New York, Insured Revenue             7/06 at 102.00         AAA       1,198,691
                 Bonds (St. John's University), Series 1996, 5.600%, 7/01/16

        4,625   Dormitory Authority of the State of New York, Insured Revenue             7/07 at 101.00         AAA       4,571,443
                 Bonds (Barnard College), Series 1996, 5.250%, 7/01/26

        1,700   Dormitory Authority of the State of New York, City University             1/08 at 102.00         AAA       1,648,354
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1997 Series 1, 5.125%, 7/01/27

        2,000   Dormitory Authority of the State of New York, City University             7/08 at 102.00         AAA       1,911,880
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1998 Series 1, 5.000%, 7/01/26

        7,000   Dormitory Authority of the State of New York, Insured Revenue             7/08 at 101.00         AAA       6,679,680
                 Bonds (Fordham University), Series 1998, 5.000%, 7/01/28




47



      Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,525   Dormitory Authority of the State of New York, State University            5/08 at 101.00         AAA   $   1,390,526
                 Educational Facilities Revenue Bonds, Series 1998B,
                 4.750%, 5/15/28

        1,750   Dormitory Authority of the State of New York, Revenue Bonds               7/10 at 101.00         AAA       1,841,508
                 (Upstate Community Colleges), Series 2000A, 5.750%, 7/01/29

                Dormitory Authority of the State of New York, Revenue Bonds
                (University of Rochester), Series 2000A:
        1,990    0.000%, 7/01/17                                                          7/10 at 101.00         AAA       1,319,131
        2,230    0.000%, 7/01/18                                                          7/10 at 101.00         AAA       1,474,588
        2,495    0.000%, 7/01/19                                                          7/10 at 101.00         AAA       1,644,654
        1,870    0.000%, 7/01/21                                                          7/10 at 101.00         AAA       1,221,110

        4,000   Dormitory Authority of the State of New York, State University              No Opt. Call         AAA       4,375,640
                 Educational Facilities Revenue Bonds (1989 Resolution),
                 Series 2000C, 5.750%, 5/15/16

        2,000   Dormitory Authority of the State of New York, City University             7/10 at 100.00         AAA       1,964,280
                 System Consolidated Fourth General Resolution Revenue
                 Bonds, Series 2000A, 5.125%, 7/01/23

        1,000   Dormitory Authority of the State of New York, Revenue Bonds                 No Opt. Call         AAA       1,036,580
                 (New York University), Series 2001-1, 5.500%, 7/01/40

        2,750   Dormitory Authority of the State of New York, Insured Revenue             7/11 at 100.00         AAA       2,643,328
                 Bonds (Yeshiva University), Series 2001, 5.000%, 7/01/26

                Dormitory Authority of the State of New York, State University
                Educational Facilities Revenue Bonds, Series 2002A:
        8,100    5.125%, 5/15/19                                                          5/12 at 101.00         AAA       8,062,983
        2,000    5.000%, 5/15/27                                                          5/12 at 101.00         AAA       1,913,060


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.1%

        4,000   Dormitory Authority of the State of New York, FHA-Insured                 8/04 at 105.00         AAA       3,958,600
                 Mortgage Hospital Revenue Bonds (Millard Fillmore
                 Hospitals), Series 1997, 5.375%, 2/01/32

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds (The New York and Presbyterian
                Hospital), Series 1998:
        7,000    4.750%, 8/01/27                                                          2/08 at 101.00         AAA       6,370,840
        1,000    5.000%, 8/01/32                                                          2/08 at 101.00         AAA

        9,000   Dormitory Authority of the State of New York, St. Francis                 7/09 at 101.00         AAA       9,139,410
                 Hospital Revenue Bonds (Catholic  Health Services of Long
                 Island Obligated Group), Series 1999A, 5.500%, 7/01/24

        9,000   Dormitory Authority of the State of New York, South Nassau                7/11 at 101.00         AAA       8,808,300
                 Communities Hospital Revenue Bonds (Winthrop South
                 Nassau University Health System Obligated Group),
                 Series 2001B, 5.250%, 7/01/31

        5,350   New York State Medical Care Facilities Finance Agency, Project            5/02 at 102.00         AAA       5,509,698
                 Revenue Bonds (Sisters of Charity Hospital of Buffalo),
                 1991 Series A, 6.625%, 11/01/18

        3,300   New York State Medical Care Facilities Finance Agency,                    2/04 at 102.00         AAA       3,295,479
                 Hospital Insured Mortgage Revenue Bonds, 1994
                 Series A Refunding, 5.375%, 2/15/25

        3,000   New York State Medical Care Facilities Finance Agency,                    2/05 at 102.00         AAA       3,083,760
                 FHA-Insured Mortgage Revenue Bonds (Montefiore
                 Medical Center), 1995 Series A, 5.750%, 2/15/25

        1,915   New York State Medical Care Facilities Finance Agency,                   11/05 at 102.00         AAA       2,063,087
                 Revenue Bonds (Health Center Projects - Secured
                 Mortgage Program), Series 1995A, 6.375%, 11/15/19


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.6%

       12,475   New York City Housing Development Corporation, New York,                  4/02 at 105.00         AAA      13,114,344
                 Limited Obligation Multifamily Housing Bonds (Pass-through
                 Certificates), Series 1991C, 6.500%, 2/20/19

        1,690   New York State Housing Finance Agency, Housing Project                    5/06 at 102.00         AAA       1,773,773
                 Mortgage Revenue Bonds, 1996 Series A Refunding,
                 6.125%, 11/01/20

        1,575   New York State Housing Finance Agency, Insured Multifamily                8/04 at 102.00         AAA       1,649,655
                 Housing Mortgage Revenue Bonds, 1994 Series B,
                 6.250%, 8/15/14




48


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.7%

$       1,995   State of New York Mortgage Agency, Homeowner Mortgage
                 Revenue Bonds, Series 33, 5.400%, 10/01/17                               3/04 at 102.00         AAA   $   2,014,471

        3,980   State of New York Mortgage Agency, Homeowner Mortgage
                 Revenue Bonds, Series 63, 6.125%, 4/01/27
                 (Alternative Minimum Tax)                                                4/07 at 102.00         AAA       4,163,000


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.8%

        4,450   Castle Rest Residential Healthcare Facility, Syracuse, New York,          8/07 at 102.00         AAA       4,450,134
                 FHA-Insured Mortgage Revenue Bonds, Series 1997A,
                 5.750%, 8/01/37 (Optional put 8/01/07)

        2,000   Dormitory Authority of the State of New York, Insured Revenue             7/06 at 102.00         AAA       2,029,920
                 Bonds (United Cerebral Palsy of New York City, Inc.),
                 Series 1996, 5.500%, 7/01/24


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.6%

                East Rochester Union Free School District, Monroe County, New
                York, Serial Bonds, Series 2000:
          300    5.750%, 6/15/17                                                          6/09 at 101.00         Aaa         318,651
          360    5.750%, 6/15/18                                                          6/09 at 101.00         Aaa         380,804
          400    5.750%, 6/15/19                                                          6/09 at 101.00         Aaa         422,364

        1,000   Erie County, New York, General Obligation Bonds, 1995                     6/05 at 101.50         AAA       1,023,460
                 Series B, 5.625%, 6/15/20

                Longwood Central School District, Suffolk County, New York,
                Serial Bonds, Series 2000:
        1,410    5.750%, 6/15/19                                                          6/11 at 101.00         Aaa       1,510,716
        1,410    5.750%, 6/15/20                                                          6/11 at 101.00         Aaa       1,506,374

                Monroe County, New York, General Obligation Public
                Improvement Bonds, Series 2002:
        2,250    5.000%, 3/01/15                                                          3/12 at 100.00         AAA       2,270,070
        1,000    5.000%, 3/01/17                                                          3/12 at 100.00         AAA         993,210

        1,500   Nassau County, New York, General Obligation Serial General                6/09 at 102.00         AAA       1,487,580
                 Improvement Bonds, Series B, 5.250%, 6/01/23

          200   The City of New York, New York, General Obligation Bonds,                 8/02 at 101.50         AAA         205,904
                 Fiscal 1992 Series C, 6.625%, 8/01/15

                The City of New York, New York, General Obligation Bonds, Fiscal
                2001 Series D:
        1,500    5.250%, 8/01/15                                                          8/10 at 101.00         AAA       1,534,920
        5,360    5.250%, 8/01/15                                                          8/10 at 101.00         AAA       5,484,781
        5,000    5.000%, 8/01/16                                                          8/10 at 101.00         AAA       4,987,000

        5,000   The City of New York, New York, General Obligation Bonds,                 3/12 at 100.00         AAA       4,881,200
                 Fiscal 2002 Series C, 5.125%, 3/15/25

        5,900   Commonwealth of Puerto Rico, General Obligation Public                    7/08 at 101.00         AAA       5,368,469
                 Improvement Refunding Bonds, Series 1998,
                 4.500%, 7/01/23

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/19                                                          6/10 at 100.00         Aaa         561,608
          525    5.875%, 6/15/25                                                          6/10 at 100.00         Aaa         558,317
          525    5.875%, 6/15/27                                                          6/10 at 100.00         Aaa         557,225


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 42.8%

       15,000   Metropolitan Transportation Authority, New York, Commuter                 7/02 at 101.00         AAA      15,472,500
                 Facilities Service Contract Bonds, 1987 Series 5,
                 6.500%, 7/01/16

        3,000   Metropolitan Transportation Authority, New York, Dedicated                4/08 at 101.00         AAA       2,796,540
                 Tax Fund Bonds, Series 1998A,  4.750%, 4/01/28

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17                                                          4/09 at 101.00         AAA       4,024,480
        2,000    5.250%, 4/01/23                                                          4/09 at 101.00         AAA       2,019,280
        2,000    5.000%, 4/01/29                                                          4/09 at 101.00         AAA       1,946,540

        5,000   Metropolitan Transportation Authority, New York, Dedicated                4/10 at 100.00         AAA       5,400,200
                 Tax Fund Bonds, Series 2000A,  6.000%, 4/01/30

        5,150   New York City Transit Authority, Metropolitan Transportation              1/10 at 101.00         AAA       5,464,099
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 2000A, 5.875%, 1/01/30

        3,000   New York City Transitional Finance Authority, New York, Future            8/07 at 101.00         AAA       2,868,990
                 Tax Secured Bonds, Fiscal 1998 Series A, 5.000%, 8/15/27




49



      Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,000   New York City Transitional Finance Authority, New York,                   5/08 at 101.00         AAA   $   2,618,040
                 Future Tax Secured Bonds, Fiscal 1998 Series B,
                 4.500%, 11/15/27

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal 2002 Series B:
       10,170    5.250%, 5/01/12                                                         11/11 at 101.00         AAA      10,685,924
        1,000    5.250%, 5/01/17                                                         11/11 at 101.00         AAA       1,014,150

        2,500   New York City Transitional Finance Authority, New York, Future            5/10 at 101.00         AAA       2,705,425
                 Tax Secured Bonds, Fiscal 2000 Series B, 6.000%, 11/15/24

        6,000   Dormitory Authority of the State of New York, Court Facilities            5/10 at 101.00         AAA       6,306,600
                 Lease Revenue Bonds (The City of New York Issue), Series
                 1999, 5.750%, 5/15/30

        5,375   Dormitory Authority of the State of New York, Insured Revenue             7/04 at 102.00         AAA       5,734,856
                 Bonds (Leake and Watts  Services, Inc.), Series 1994,
                 6.000%, 7/01/23

        2,200   Dormitory Authority of the State of New York, Mental Health               2/06 at 102.00         AAA       2,160,114
                 Services Facilities Improvement Revenue Bonds,
                 Series 1996B, 5.125%, 8/15/21

        3,340   Dormitory Authority of the State of New York, Insured Revenue             7/09 at 101.00         AAA       3,468,557
                 Bonds (Harmony Heights School), Series 1999C,
                 5.500%, 7/01/18

        3,000   Dormitory Authority of the State of New York, Mental Health               2/07 at 102.00         AAA       3,116,190
                 Services Facilities Improvement Revenue Bonds, Series
                 1997A, 5.750%, 8/15/22

        5,000   Dormitory Authority of the State of New York, Mental Health               8/10 at 100.00         AAA       4,894,950
                 Services Facilities Improvement Revenue Bonds, Series
                 2000D, 5.250%, 8/15/30

        5,500   New York Local Government Assistance Corporation (a public                4/04 at 100.00         AAA       5,275,600
                 benefit corporation of the State of New York), Revenue
                 Bonds, Series 1993D, 5.000%, 4/01/23

        5,250   New York State Medical Care Facilities Finance Agency, Mental             2/04 at 102.00         AAA       5,235,143
                 Health Services Facilities Improvement Revenue Bonds,
                 1993 Series F Refunding, 5.250%, 2/15/19

        4,930   New York State Thruway Authority, Highway and Bridge Trust
                 Fund Bonds, Series 2001B, 5.250%, 4/01/17                               10/11 at 100.00         AAA       4,986,991

        6,965   New York State Thruway Authority, Highway and Bridge Trust                4/12 at 100.00         AAA       6,978,373
                 Fund Bonds, Series 2002A, 5.250%, 4/01/20

        3,000   New York State Urban Development Corporation, Correctional                1/06 at 102.00         AAA       3,008,580
                 Facilities Revenue Bonds, Series 6, 5.375%, 1/01/25

        3,190   New York State Urban Development Corporation, State                         No Opt. Call         AAA       3,446,029
                 Facilities Revenue Bonds, Series 1995 Refunding,
                 5.600%, 4/01/15

                New York State Urban Development Corporation, Correctional
                Facilities Service Contract Revenue Bonds, Series C:
        4,250    5.125%, 1/01/22                                                          1/11 at 100.00         AAA       4,187,355
        6,955    5.125%, 1/01/25                                                          1/11 at 100.00         AAA       6,808,110
       10,000    6.000%, 1/01/29                                                          1/09 at 101.00         AAA      10,682,700
        6,000    5.250%, 1/01/30                                                          1/11 at 100.00         AAA       5,917,500

        3,500   Puerto Rico Highway and Transportation Authority, Transportation          7/12 at 100.00         AAA       3,362,660
                 Revenue Bonds, Series D, 5.000%, 7/01/32

                Puerto Rico Highway and Transportation Authority, Transportation
                Revenue Bonds, Series E Refunding:
        3,000    5.500%, 7/01/14                                                            No Opt. Call         AAA       3,269,730
        6,000    5.500%, 7/01/18                                                            No Opt. Call         AAA       6,431,160


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 17.2%

        4,250   Buffalo and Fort Erie Public Bridge Authority, New York, Toll             1/05 at 101.00         AAA       4,415,198
                 Bridge System Revenue Bonds,  Series 1995, 5.750%, 1/01/25

        3,000   Metropolitan Transportation Authority, New York, Commuter                 7/06 at 102.00         AAA       3,293,820
                 Facilities Revenue Bonds, Series 1996A, 6.000%, 7/01/16

                Metropolitan Transportation Authority, New York, Commuter
                Facilities Revenue Bonds, Series 1997A:
        3,005    5.500%, 7/01/11                                                          7/07 at 101.50         AAA       3,220,669
        1,000    5.625%, 7/01/27                                                          7/07 at 101.50         AAA       1,036,650

       15,000   Metropolitan Transportation Authority, New York, Commuter                 7/07 at 101.00         AAA      15,187,350
                 Facilities Revenue Bonds, Series 1997C, 5.375%, 7/01/27




50


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$         500   Metropolitan Transportation Authority, New York, Commuter                 7/08 at 101.00         AAA   $     502,455
                 Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28

                Metropolitan Transportation Authority, New York, Transit
                Facilities Revenue Bonds, Series 1998B:
       10,000    4.875%, 7/01/18                                                          7/08 at 101.00         AAA       9,844,900
        5,500    4.750%, 7/01/26                                                          7/08 at 101.00         AAA       5,149,815

        1,000   Niagara Frontier Transportation Authority, New York, Airport              4/04 at 102.00         AAA       1,061,570
                 Revenue Bonds (Greater Buffalo International Airport),
                 Series 1994A, 6.250%, 4/01/24 (Alternative Minimum Tax)

        2,500   Niagara Frontier Transportation Authority, New York, Airport              4/09 at 101.00         AAA       2,560,300
                 Revenue Bonds (Buffalo-Niagara International Airport),
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)

                The Port Authority of New York and New Jersey, Consolidated
                Bonds, Seventy-Sixth Series:
        5,000    6.500%, 11/01/26 (Alternative Minimum Tax)                               5/02 at 101.00         AAA       5,056,100
        5,000    6.500%, 11/01/26 (Alternative Minimum Tax)                               5/02 at 101.00         AAA       5,056,100

        5,000   Triborough Bridge and Tunnel Authority, New York, General                 1/12 at 100.00         AAA       5,020,400
                 Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/20


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 13.3%

        1,980   Town of Clifton Park Water Authority, New York, Water System             10/02 at 102.00         AAA       2,065,338
                 Revenue Bonds, 1991 Series A, 6.375%, 10/01/26
                 (Pre-refunded to 10/01/02)

       19,800   The City of New York, New York, General Obligation Bonds,                 8/02 at 101.50         AAA      20,423,502
                 Fiscal 1992 Series C, 6.625%, 8/01/15
                 (Pre-refunded to 8/01/02)

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal 2000 Series B:
          170    6.100%, 6/15/31 (Pre-refunded to 6/15/10)                                6/10 at 101.00         AAA         194,266
        1,190    6.000%, 6/15/33 (Pre-refunded to 6/15/10)                                6/10 at 101.00         AAA       1,354,327

        3,400   Dormitory Authority of the State of New York, Judicial Facilities           No Opt. Call         AAA       4,074,628
                 Lease Revenue Bonds (Suffolk County Issue), Series 1986,
                 7.375%, 7/01/16

        3,000   Dormitory Authority of the State of New York, State University            5/02 at 102.00         AAA       3,079,320
                 Educational Facilities Revenue Bonds, Series 1991A,
                 6.750%, 5/15/21 (Pre-refunded to 5/15/02)

        3,250   Dormitory Authority of the State of New York, Insured Revenue             7/02 at 102.00         AAA       3,349,190
                 Bonds (The New York Public Library), Series 1992A, 5.875%,
                 7/01/22 (Pre-refunded to 7/01/02)

        1,240   Dormitory Authority of the State of New York, Revenue Bonds               7/05 at 102.00         AAA       1,371,973
                 (Sarah Lawrence College), Series 1995, 6.000%, 7/01/24
                 (Pre-refunded to 7/01/05)

        3,700   Dormitory Authority of the State of New York, City University             7/04 at 102.00         AAA       4,053,794
                 System Consolidated Third General Resolution Revenue Bonds,
                 1994 Series 1, 6.300%, 7/01/24 (Pre-refunded to 7/01/04)

        1,420   New York State Medical Care Facilities Finance Agency, Hospital           8/02 at 102.00       AA***       1,473,122
                 and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                 1992 Series A, 6.700%, 8/15/23 (Pre-refunded to 8/15/02)

        1,000   New York State Medical Care Facilities Finance Agency,                   11/03 at 102.00         AAA       1,075,910
                 Rochester, Revenue Bonds (St. Mary's Hospital Mortgage
                 Project), 1994 Series A Refunding, 6.200%, 11/01/14
                 (Pre-refunded to 11/01/03)

        4,700   Niagara Falls Bridge Commission, New York, Toll Bridge System            10/02 at 102.00         AAA       4,896,648
                 Revenue Bonds, Series 1992, 6.125%, 10/01/19
                 (Pre-refunded to 10/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.9%

        1,650   Islip Resource Recovery Agency, Resource Recovery System                    No Opt. Call         AAA       1,953,897
                 Revenue Bonds (1985 Facility), 1994 Series B, 7.250%,
                 7/01/11 (Alternative Minimum Tax)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        7,000    5.125%, 12/01/22                                                         6/08 at 101.00         AAA       6,868,260
        3,200    5.750%, 12/01/24                                                         6/08 at 101.00         AAA       3,343,424
        3,000    5.250%, 12/01/26                                                         6/08 at 101.00         AAA       2,960,940

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24                                                            No Opt. Call         AAA       1,220,600
        4,000    0.000%, 6/01/25                                                            No Opt. Call         AAA       1,154,360
        5,000    0.000%, 6/01/26                                                            No Opt. Call         AAA       1,361,200
        7,000    0.000%, 6/01/27                                                            No Opt. Call         AAA       1,801,380
       10,500    0.000%, 6/01/28                                                            No Opt. Call         AAA       2,552,445
        7,000    0.000%, 6/01/29                                                            No Opt. Call         AAA       1,604,470




51



      Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
$       2,500    5.000%, 9/01/27                                                          9/11 at 100.00         AAA   $   2,390,775
        2,500    5.250%, 9/01/28                                                          9/11 at 100.00         AAA       2,465,425

        6,000   New York State Energy Research and Development Authority,                 5/02 at 102.00         AAA       6,139,560
                 Adjustable Rate Gas Facilities Revenue Bonds (The Brooklyn
                 Union Gas Company Project), Series 1989A, 6.750%,
                 2/01/24 (Alternative Minimum Tax)

        1,250   New York State Energy Research and Development Authority,                 7/03 at 102.00         AAA       1,267,175
                 Gas Facilities Revenue Bonds (The Brooklyn Union Gas
                 Company Project), Series C, 5.600%, 6/01/25
                 (Alternative Minimum Tax)

       12,000   New York State Energy Research and Development Authority,                 5/02 at 102.00         AAA      12,260,160
                 Pollution Control Revenue Bonds (Rochester Gas and Electric
                 Corporation Project), Series 1992B, 6.500%, 5/15/32
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.4%

        3,250   New York City Municipal Water Finance Authority, New York,                6/09 at 101.00         AAA       3,297,936
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series A, 5.500%, 6/15/32

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal 2002 Series A:
        2,000    5.750%, 6/15/27                                                          6/11 at 100.00         AAA       2,102,720
        4,000    5.250%, 6/15/33                                                          6/11 at 100.00         AAA       3,921,440

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal 2000 Series B:
          830    6.100%, 6/15/31                                                          6/10 at 101.00         AAA         936,720
          810    6.000%, 6/15/33                                                          6/10 at 101.00         AAA         908,600

        1,000   Western Nassau County Water Authority, New York, System
                 Revenue Bonds, Series 1995, 5.650%, 5/01/26                              5/06 at 102.00         AAA       1,025,230
------------------------------------------------------------------------------------------------------------------------------------
$     569,335   Total Investments (cost $531,995,195) - 153.7%                                                           547,539,457
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                       5,613,821
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.3)%                                                       (197,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 356,153,278
                ====================================================================================================================





     All of the bonds in the portfolio are either covered by Original Issue
     Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
     Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings: Using the higher of Standard & Poor's or Moody's rating.

***  Securities are backed by an escrow or trust containing sufficient U.S.
     Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.


 See accompanying notes to financial statements.



52




        Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 33.5%

                Industrial Development Agency, Town of Amherst, New York, Civic
                Facility Revenue Bonds (UBF Faculty-Student Housing Corporation
                - Village Green Project), Series 2000A:
$         250    5.625%, 8/01/20                                                          8/10 at 102.00         AAA   $     260,735
          250    5.750%, 8/01/25                                                          8/10 at 102.00         AAA         264,048

        2,000   Industrial Development Agency, Monroe County, New York,                   6/05 at 102.00         AAA       2,138,720
                 Civic Facility Revenue Bonds (Nazareth College of Rochester
                 Project), Series 1995, 6.000%, 6/01/20

        5,460   The Trust for Cultural Resources of the City of New York, New             7/06 at 101.00         AAA       5,721,862
                 York, Revenue Bonds (The New York Botanical Garden),
                 Series 1996, 5.800%, 7/01/26

        1,250   The Trust for Cultural Resources of the City of New York, New             1/07 at 102.00         AAA       1,274,950
                 York, Revenue Refunding Bonds (The Museum of Modern
                 Art), Series 1996A, 5.500%, 1/01/21

        4,000   The Trust for Cultural Resources of the City of New York, New             4/07 at 101.00         AAA       4,125,960
                 York, Revenue Bonds (American Museum of Natural History),
                 Series 1997A, 5.650%, 4/01/22

        1,000   Industrial Development Agency, New York City, New York, Civic            11/04 at 102.00         AAA       1,093,310
                 Facility Revenue Bonds (USTA National Tennis Center, Inc.
                 Project), 6.375%, 11/15/14

        2,000   Dormitory Authority of the State of New York, Lease Revenue               7/09 at 101.00         AAA       2,036,860
                 Bonds (State University Dormitory Facilities Issue), Series
                 1999C, 5.500%, 7/01/29

        1,000   Dormitory Authority of the State of New York, State University              No Opt. Call         AAA       1,055,250
                 Educational Facilities Revenue Bonds, Series 1993A,
                 5.500%, 5/15/19

        2,000   Dormitory Authority of the State of New York, City University               No Opt. Call         AAA       2,175,920
                 System Consolidated Second General Resolution Revenue
                 Bonds, Series 1993A, 5.750%, 7/01/18

        3,000   Dormitory Authority of the State of New York, Insured Revenue             7/07 at 102.00         AAA       3,128,790
                 Bonds (New School for Social Research),  Series 1997,
                 5.750%, 7/01/26

        1,500   Dormitory Authority of the State of New York, Insured Revenue             7/06 at 102.00         AAA       1,563,510
                 Bonds (St. John's University), Series 1996, 5.600%, 7/01/16

        2,000   Dormitory Authority of the State of New York, Insured Revenue             9/06 at 102.00         AAA       2,027,420
                 Bonds (Long Island University), Series 1996, 5.500%, 9/01/26

        6,000   Dormitory Authority of the State of New York, Insured Revenue             7/08 at 101.00         Aaa       5,836,860
                 Bonds (Ithaca College), Series 1998, 5.000%, 7/01/21

        1,500   Dormitory Authority of the State of New York, Revenue Bonds               7/10 at 101.00         AAA       1,578,435
                 (Upstate Community Colleges), Series 2000A, 5.750%, 7/01/29

        3,215   Dormitory Authority of the State of New York, Revenue Bonds               7/10 at 101.00         AAA       2,068,499
                 (University of Rochester), Series 2000A, 0.000%, 7/01/24

          250   Dormitory Authority of the State of New York, Insured Revenue             7/10 at 101.00         AAA         269,705
                 Bonds (Pace University), Series 2000, 6.000%, 7/01/29

        1,000   Dormitory Authority of the State of New York, City University             7/10 at 100.00         AAA         985,050
                 System Consolidated Fourth General Resolution Revenue
                 Bonds, Series 2000A, 5.125%, 7/01/22

          500   Dormitory Authority of the State of New York, Revenue Bonds                 No Opt. Call         AAA         518,290
                 (New York University), Series 2001-1, 5.500%, 7/01/40

          810   Dormitory Authority of the State of New York, Insured Revenue             7/11 at 100.00         AAA         793,322
                 Bonds (Yeshiva University), Series 2001, 5.000%, 7/01/20

                Dormitory Authority of the State of New York, Revenue Bonds
                (State University Educational Facilities), Series 2002A:
        1,270    5.000%, 5/15/16                                                          5/12 at 101.00         AAA       1,272,616
        1,000    5.125%, 5/15/20                                                          5/12 at 101.00         AAA         991,780




53



  Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.8%

$       3,000   Dormitory Authority of the State of New York, FHA-Insured                 8/05 at 102.00         AAA   $   3,048,540
                 Mortgage Hospital Revenue Bonds (Ellis Hospital),
                 Series 1995, 5.600%, 8/01/25

        1,500   Dormitory Authority of the State of New York, Revenue Bonds               1/08 at 102.00         AAA       1,507,935
                 (Vassar Brothers Hospital), Series 1997, 5.250%, 7/01/17

        3,000   Dormitory Authority of the State of New York, St. Charles                 7/09 at 101.00         AAA       3,053,070
                 Hospital and Rehabilitation Center Revenue Bonds (Catholic
                 Health Services of Long Island Obligated Group),
                 Series 1999A, 5.500%,7/01/22

        3,450   Dormitory Authority of the State of New York, Winthrop                    7/11 at 101.00         AAA       3,376,515
                 University Hospital Association Revenue Bonds (Winthrop
                 South Nassau University Health System Obligated Group),
                 Series 2001A, 5.250%,7/01/31

        2,500   New York State Medical Care Facilities Finance Agency,                   11/02 at 102.00         AAA       2,609,150
                 Revenue Bonds (South Nassau Communities Hospital
                 Project), 1992 Series A, 6.125%, 11/01/11

        4,700   New York State Medical Care Facilities Finance Agency,                    2/04 at 102.00         AAA       4,693,561
                 Hospital Insured Mortgage Revenue Bonds, 1994 Series A
                 Refunding, 5.375%, 2/15/25

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.9%

        2,240   New York State Housing Finance Agency, Housing Project                    5/06 at 102.00         AAA       2,351,037
                 Mortgage Revenue Bonds, 1996 Series A Refunding,
                 6.125%, 11/01/20


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.8%

        2,225   State of New York Mortgage Agency, Homeowner Mortgage                     3/03 at 102.00         Aa1       2,289,525
                 Revenue Bonds, Series 30-B, 6.650%, 10/01/25
                 (Alternative Minimum Tax)

        1,200   State of New York Mortgage Agency, Homeowner Mortgage                    10/03 at 102.00         Aa1       1,216,284
                 Revenue Bonds, Series 30-C-1, 5.850%, 10/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5%

        1,000   Industrial Development Agency, Town of Babylon, New York,                 8/09 at 101.00         AAA       1,069,910
                 Civic Facility Revenue Bonds (WSNCHS East, Inc. Project),
                 Series 2000B, 6.000%, 8/01/24

          850   Dormitory Authority of the State of New York, Insured Revenue             7/11 at 102.00         AAA         814,113
                 Bonds (NYSARC, Inc.), Series 2001A, 5.000%, 7/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 15.5%

        1,510   Erie County, New York, General Obligation Bonds, 1995                     6/05 at 101.50         AAA       1,545,425
                 Series B, 5.625%, 6/15/20

                Longwood Central School District, Suffolk County, New York,
                Serial Bonds, Series 2000:
          500    5.750%, 6/15/19                                                          6/11 at 101.00         Aaa         535,715
          500    5.750%, 6/15/20                                                          6/11 at 101.00         Aaa         534,175

          210   Nassau County, New York, General Obligation General                         No Opt. Call         AAA         223,997
                 Improvement Serial Bonds, Series 1993-H, 5.500%, 6/15/16

        1,500   Nassau County, New York, General Obligation General                       8/04 at 103.00         AAA       1,576,350
                 Improvement Serial Bonds, Series O, 5.700%, 8/01/13

        1,000   Nassau County, New York, General Improvement Bonds,                       3/10 at 100.00         AAA       1,073,180
                 Series E, 6.000%, 3/01/19

        4,000   The City of New York, New York, General Obligation Bonds,                   No Opt. Call         AAA       4,548,240
                 Fiscal 1995 Series E, 8.000%, 8/01/05

        2,000   The City of New York, New York, General Obligation Bonds,                 2/08 at 101.00         AAA       2,030,020
                 Fiscal 1998 Series F, 5.250%, 8/01/16

        2,115   City of Niagara Falls, Niagara County, New York, Water                      No Opt. Call         AAA       2,602,973
                 Treatment Plant Serial Bonds, Series 1994, 8.500%,
                 11/01/08 (Alternative Minimum Tax)

                City of Niagara Falls, Niagara County, New York, Public
                Improvement Serial Bonds, Series 1994:
        1,000    7.500%, 3/01/13                                                            No Opt. Call         AAA       1,239,490
        2,000    6.900%, 3/01/22                                                          3/04 at 102.00         AAA       2,181,960

                Suffolk County, New York, Public Improvement Serial Bonds,
                2000 Series A:
          500    6.000%, 5/01/19                                                          5/10 at 101.00         AAA         543,395
          500    6.000%, 5/01/20                                                          5/10 at 101.00         AAA         543,045




54



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 18.1%

$       1,000   Metropolitan Transportation Authority, New York, Dedicated                4/07 at 101.00         AAA   $   1,005,520
                 Tax Fund Bonds, Series 1996A, 5.250%, 4/01/26

        1,500   Metropolitan Transportation Authority, New York, Dedicated                4/08 at 101.00         AAA       1,398,270
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28

          500   Metropolitan Transportation Authority, New York, Dedicated                4/09 at 101.00         AAA         486,635
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29

        2,000   Metropolitan Transportation Authority, New York, Dedicated                4/10 at 100.00         AAA       2,160,080
                 Tax Fund Bonds, Series 2000A, 6.000%, 4/01/30

          500   New York City Transit Authority, Metropolitan Transportation              1/10 at 101.00         AAA         530,495
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 2000A, 5.875%, 1/01/30

        1,500   New York City Transitional Finance Authority, New York, Future            5/10 at 101.00         AAA       1,623,255
                 Tax Secured Bonds, Fiscal 2000 Series B, 6.000%, 11/15/24

        1,000   Dormitory Authority of the State of New York, Court Facilities            5/10 at 101.00         AAA       1,051,100
                 Lease Revenue Bonds (The City of New York Issue), Series
                 1999, 5.750%, 5/15/30

        2,000   Dormitory Authority of the State of New York, Mental Health               8/10 at 100.00         AAA       1,957,980
                 Facilities Improvement Revenue Bonds, Series 2000D,
                 5.250%, 8/15/30

        1,500   New York State Medical Care Facilities Finance Agency, Mental             2/04 at 102.00         AAA       1,487,535
                 Health Services Facilities Improvement Revenue Bonds, 1994
                 Series A, 5.250%, 8/15/23

        1,000   New York State Thruway Authority, Highway and Bridge Trust                4/12 at 100.00         AAA       1,006,570
                 Fund Bonds, Series 2002A, 5.250%, 4/01/18

        1,900   New York State Urban Development Corporation, Revenue                       No Opt. Call         AAA       1,996,064
                 Refunding Bonds (Correctional Facilities), Series A,
                 5.250%, 1/01/14

                New York State Urban Development Corporation, Correctional
                Facilities Service Contract Revenue Bonds, Series C:
        1,580    5.250%, 1/01/20                                                          1/11 at 100.00         AAA       1,585,925
        2,045    6.000%, 1/01/29                                                          1/09 at 101.00         AAA       2,184,612

        1,250   Puerto Rico Highway and Transportation Authority, Transportation          7/10 at 101.00         AAA       1,330,925
                 Revenue Bonds, Series B, 5.875%, 7/01/35

        1,000   Puerto Rico Highway and Transportation Authority, Transportation            No Opt. Call         AAA       1,071,860
                 Revenue Bonds, Series E Refunding, 5.500%, 7/01/18

        1,500   Suffolk County Judicial Facilities Agency, New York, Service             10/09 at 101.00         AAA       1,502,790
                 Agreement Revenue Bonds (John P. Colahan Court Complex),
                 Series 1999, 5.000%, 4/15/16


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.7%

        5,200   Metropolitan Transportation Authority, New York, Commuter                 7/07 at 101.50         AAA       5,390,580
                 Facilities Revenue Bonds, Series 1997A, 5.625%, 7/01/27

          500   Niagara Frontier Transportation Authority, Airport Revenue Bonds          4/09 at 101.00         AAA         512,060
                 (Buffalo-Niagara International Airport), Series 1999A, 5.625%,
                 4/01/29 (Alternative Minimum Tax)

        2,500   The Port Authority of New York and New Jersey, Consolidated               1/03 at 101.00         AAA       2,543,950
                 Bonds, Eighty-Fourth Series, 5.875%, 7/15/16
                 (Alternative Minimum Tax)

        1,000   The Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA       1,037,370
                 Bonds, One Hundred and Twentieth  Series, 5.750%,
                 10/15/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 26.8%

        1,000   Metropolitan Transportation Authority, New York, Commuter                 7/04 at 101.50         AAA       1,092,550
                 Facilities Revenue Bonds, Series 1994A, 6.375%, 7/01/18
                 (Pre-refunded to 7/01/04)

        1,700   Metropolitan Transportation Authority, New York, Transit                  7/06 at 102.00         AAA       1,909,525
                 Facilities Revenue Bonds, Series 1996A, 6.100%, 7/01/21
                 (Pre-refunded to 7/01/06)




55




  Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       1,500   The City of New York, New York, General Obligation Bonds,                 8/02 at 100.00         AAA   $   1,520,430
                 Fiscal 1990 Series F, 6.000%, 8/01/19

          340   New York City Municipal Water Finance Authority, New York,                6/10 at 101.00         AAA         388,532
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10)

        2,500   Dormitory Authority of the State of New York, State University            5/03 at 102.00         AAA       2,653,400
                 Educational Facilities Revenue Bonds, Series 1992A, 6.000%,
                 5/15/22 (Pre-refunded to 5/15/03)

        6,855   Dormitory Authority of the State of New York, City University             7/04 at 102.00         AAA       7,577,517
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1994 Series 2, 6.750%, 7/01/24
                 (Pre-refunded to 7/01/04)

        2,690   New York State Medical Care Facilities Finance Agency, Hospital           8/04 at 100.00         AAA       2,908,347
                 and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                 1992 Series C, 6.375%, 8/15/29 (Pre-refunded to 8/15/04)

        7,800   New York State Medical Care Facilities Finance Agency,                    2/05 at 102.00         AAA       8,737,638
                 FHA-Insured Mortgage Revenue Bonds (New York Hospital),
                 Series 1994A, 6.800%, 8/15/24 (Pre-refunded to 2/15/05)

        3,755   New York State Medical Care Facilities Finance Agency,                    8/05 at 102.00       AA***       4,184,760
                 FHA-Insured Mortgage Project Revenue Bonds, 1995
                 Series F, 6.200%, 8/15/15 (Pre-refunded to 8/15/05)

        1,900   New York State Thruway Authority, General Revenue Bonds,                  1/05 at 102.00         AAA       2,080,728
                 Series C, 6.000%, 1/01/25 (Pre-refunded to 1/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 18.7%

        1,165   Islip Resource Recovery Agency, Resource Recovery System                  7/04 at 102.00         AAA       1,249,020
                 Revenue Bonds (1985 Facility), 1994 Series B, 6.125%,
                 7/01/13 (Alternative Minimum Tax)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        7,500    5.125%, 12/01/22                                                         6/08 at 101.00         AAA       7,358,850
        2,000    5.250%, 12/01/26                                                         6/08 at 101.00         AAA       1,973,960

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
          500    5.000%, 9/01/27                                                          9/11 at 100.00         AAA         478,155
          625    5.250%, 9/01/28                                                          9/11 at 100.00         AAA         616,356

        2,500   New York State Energy Research and Development Authority,                 5/02 at 102.00         AAA       2,558,150
                 Adjustable Rate Gas Facilities Revenue Bonds (The Brooklyn
                 Union Gas Company Project), Series 1989A, 6.750%,
                 2/01/24 (Alternative Minimum Tax)

        2,500   New York State Energy Research and Development Authority,                 7/05 at 102.00         AAA       2,617,400
                 Pollution Control Revenue Bonds (New York State Electric
                 and Gas Corporation Project), Series 1987A, 6.150%,
                 7/01/26 (Alternative Minimum Tax)

        6,100   New York State Energy Research and Development Authority,                 5/02 at 102.00         AAA       6,232,248
                 Pollution Control Revenue Bonds (Rochester Gas and Electric
                 Corporation Project), Series 1992B, 6.500%, 5/15/32
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.6%

        1,830   Monroe County Water Authority, New York, Water Revenue                    8/11 at 101.00         AAA       1,793,345
                 Bonds, Series 2001, 5.250%, 8/01/36

          500   New York City Municipal Water Finance Authority, New York,                6/06 at 101.00         AAA         537,315
                 Water and Sewer System Revenue  Bonds, Fiscal 1996
                 Series B, 5.750%, 6/15/26

        1,000   New York City Municipal Water Finance Authority, New York,                6/07 at 101.00         AAA       1,036,040
                 Water and Sewer System Revenue Bonds, Fiscal 1997
                 Series B, 5.750%, 6/15/29

        1,800   New York City Municipal Water Finance Authority, New York,                6/09 at 101.00         AAA       1,826,550
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series A, 5.500%, 6/15/32

        1,170   New York City Municipal Water Finance Authority, New York,                6/10 at 101.00         AAA       1,187,632
                 Water and Sewer System Revenue Bonds, Fiscal 2001
                 Series A, 5.500%, 6/15/33

        1,000   New York City Municipal Water Finance Authority, New York,                6/11 at 100.00         AAA         980,360
                 Water and Sewer System Revenue Bonds, Fiscal 2002
                 Series A, 5.250%, 6/15/33





56


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER  (continued)

$       1,660   New York City Municipal Water Finance Authority, New York,                6/10 at 101.00         AAA   $   1,873,441
                 Water and Sewer System Revenue Bonds, Fiscal 2000
                 Series B, 6.100%, 6/15/31

        2,500   Suffolk County Water Authority, New York, Water System                      No Opt. Call         AAA       2,624,350
                 Revenue Bonds, Series 1993 Refunding, 5.100%, 6/01/12
------------------------------------------------------------------------------------------------------------------------------------
$     179,620   Total Investments (cost $176,613,544) - 150.9%                                                           186,249,672
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                       2,188,376
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.7)%                                                        (65,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 123,438,048
                ====================================================================================================================



     All of the bonds in the portfolio are either covered by Original Issue
     Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
     Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings: Using the higher of Standard & Poor's or Moody's rating.

***  Securities are backed by an escrow or trust containing sufficient U.S.
     Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.


 See accompanying notes to financial statements.



57



             Nuveen New York Dividend Advantage Municipal Fund (NAN)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 7.6%

$         750   Erie Tobacco Asset Securitization Corporation, Erie County,               7/10 at 101.00          A1   $     772,808
                 New York, Tobacco Settlement Asset-Backed Bonds
                 (Senior), Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          265    6.000%, 6/01/15                                                          6/10 at 101.00          A1         277,630
        2,195    6.150%, 6/01/25                                                          6/10 at 101.00          A1       2,284,490

        1,890   New York Counties Tobacco Trust I, Tobacco Settlement                     6/10 at 101.00          A1       1,920,051
                 Pass-through Bonds, Series 2000, 5.800%, 6/01/23

          650   New York Counties Tobacco Trust II, Tobacco Settlement                    6/11 at 101.00          A1         627,569
                 Pass-through Bonds, Series 2001, 5.250%, 6/01/25

          540   Rensselaer Tobacco Asset Securitization Corporation, New York,            6/12 at 100.00          A1         526,122
                 Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                 5.200%, 6/01/25

        2,250   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,               7/09 at 101.00         Aa1       2,352,600
                 Series 1999-1, 6.250%, 7/15/27

        1,250   Westchester Tobacco Asset Securitization Corporation, New                 7/10 at 101.00          A1       1,317,325
                 York, Tobacco Settlement Asset-Backed Bonds, Series
                 1999, 0.000%, 7/15/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 24.7%

                Village of Kenmore Housing Authority, New York, Tax-Exempt
                Student Housing Revenue Bonds (State University of New York at
                Buffalo Student Apartment Project), Series 1999A:
        3,000    5.500%, 8/01/19                                                          8/09 at 102.00          AA       3,051,270
        2,750    5.500%, 8/01/24                                                          8/09 at 102.00          AA       2,762,733

        3,070   Industrial Development Agency, Monroe County, New York,                   6/09 at 102.00          AA       3,011,271
                 Civic Facility Revenue Bonds (St. John Fisher College
                 Project), Series 1999, 5.375%, 6/01/24

          500   The Trust for Cultural Resources for the City of New York,                7/10 at 101.00           A         509,365
                 New York, Revenue Bonds (The Museum of American
                 Folk Art), Series 2000, 6.000%, 7/01/22

          500   Industrial Development Agency, New York City, New York,                  11/10 at 101.00        BBB-         509,585
                 Civic Facility Revenue Bonds (Polytechnic University
                 Project), Series 2000, 6.000%, 11/01/20

        1,800   Industrial Development Agency, New York City, New York,                   1/12 at 100.00          A-       1,739,412
                 Civic Facility Revenue Bonds (The YMCA of Greater New
                 York), Series 2002, 5.250%, 8/01/21

        3,500   Dormitory Authority of the State of New York, Lease Revenue               7/09 at 101.00         AA-       3,545,535
                 Bonds (State University Dormitory Facilities Issue),
                 Series 1999B, 5.375%, 7/01/19

        1,000   Dormitory Authority of the State of New York, Lease Revenue               7/09 at 101.00         AAA       1,018,430
                 Bonds (State University Dormitory Facilities Issue), Series
                 1999C, 5.500%, 7/01/29

        2,500   Dormitory Authority of the State of New York, Insured Revenue             7/07 at 101.00         AAA       2,492,075
                 Bonds (Rochester Institute of Technology), Series 1997,
                 5.250%, 7/01/22

        1,000   Dormitory Authority of the State of New York, Insured Revenue             7/07 at 102.00         AAA       1,051,710
                 Bonds (Siena College), Series 1997, 5.700%, 7/01/17

          500   Dormitory Authority of the State of New York, Revenue Bonds               7/10 at 101.00         AAA         508,240
                 (Fashion Institute of Technology), Series 2000,
                 5.375%, 7/01/20

        3,000   Dormitory Authority of the State of New York, Revenue Bonds               7/09 at 101.00          A+       3,125,040
                 (University of Rochester), Series 1999A, 5.500%, 7/01/16

          500   Dormitory Authority of the State of New York, Insured Revenue             7/10 at 101.00         AAA         539,410
                 Bonds (Pace University), Series 2000, 6.000%, 7/01/29






58


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                Dormitory Authority of the State of New York, Revenue Bonds
                (Pratt Institute), Series 1999:
$       1,750    6.000%, 7/01/20                                                          7/09 at 102.00          AA   $   1,873,585
          750    6.000%, 7/01/28                                                          7/09 at 102.00          AA         798,398

        1,250   Dormitory Authority of the State of New York, Insured Revenue             7/09 at 101.00          AA       1,350,775
                 Bonds (Marymount Manhattan  College), Series 1999,
                 6.250%, 7/01/29

        1,500   Industrial Development Agency, Niagara County, New York, Civic           11/11 at 101.00          AA       1,457,475
                 Facility Revenue Bonds (Niagara University Project), Series
                 2001A, 5.350%, 11/01/23

        3,565   Industrial Development Agency, Rensselaer County, New York,               8/09 at 101.00          A+       3,442,649
                 Civic Facility Revenue Bonds (Rensselaer Polytechnic Institute
                 Non-Residential Project), Series 1999B, 5.125%, 8/01/27


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 32.8%

                Industrial Development Agency, City of Albany, New York, Civic
                Facility Revenue Bonds (Albany Medical Center Project), Series
                1999:
        1,120    6.000%, 5/01/19                                                          5/09 at 101.00         N/R         973,123
        1,460    6.000%, 5/01/29                                                          5/09 at 101.00         N/R       1,203,274

                Dormitory Authority of the State of New York, Frances Schervier
                Home and Hospital Insured Revenue Bonds (Franciscan Health
                Partnership Obligated Group), Series 1997:
        2,000    5.500%, 7/01/17                                                          7/07 at 102.00          AA       2,035,120
        2,000    5.500%, 7/01/27                                                               at 102.00          AA       1,993,040

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds (Victory Memorial Hospital),
                Series 1999:
        2,395    5.250%, 8/01/15                                                          8/09 at 101.00         AAA       2,441,774
        2,000    5.375%, 8/01/25                                                          8/09 at 101.00         AAA       1,997,200

        4,850   Dormitory Authority of the State of New York, Secured Hospital            2/08 at 101.50         AAA       4,842,143
                 Revenue Refunding Bonds (Wyckoff Heights Medical Center),
                 Series 1998H, 5.300%, 8/15/21

        2,655   Dormitory Authority of the State of New York, FHA-Insured                 2/09 at 101.00         AAA       2,647,327
                 Mortgage Hospital Revenue Bonds (The Memorial Hospital
                 of William F. and Gertrude F. Jones, Inc.), Series 1999,
                 5.250%, 8/01/19

        4,825   Dormitory Authority of the State of New York, FHA-Insured                 8/09 at 101.00         AAA       4,848,836
                 Mortgage Hospital Revenue Bonds (Montefiore Medical
                 Center), Series 1999, 5.450%, 8/01/29

        1,575   Dormitory Authority of the State of New York, Revenue Bonds               7/10 at 101.00         BBB       1,656,979
                 (Mount Sinai NYU Health Obligated Group), Series 2000A,
                 6.500%, 7/01/25

        2,000   Dormitory Authority of the State of New York, Catholic Health             7/10 at 101.00          A3       2,150,080
                 Services of Long Island Revenue Bonds (St. Catherine of
                 Sienna Medical Center), Series 2000A, 6.500%, 7/01/20

        5,000   New York State Medical Care Facilities Finance Agency,                    2/04 at 102.00         Aa2       5,122,400
                 Hospital Insured Mortgage Revenue Bonds, 1994
                 Series A, 5.250%, 8/15/14

        4,000   Industrial Development Agency, Ulster County, New York, Civic            11/09 at 101.00          A2       3,903,440
                 Facility Revenue Bonds (The Kingston Hospital Project - Letter
                 of Credit Secured), Series 1999, 5.650%, 11/15/24

        3,825   Industrial Development Agency, New York, FHA-Insured Civic                8/09 at 101.00         AAA       3,919,210
                 Facility Revenue Bonds (Soldiers and Sailors Memorial
                 Hospital of Yates County Project), Series 1999A,
                 5.650%, 2/01/39

          650   Industrial Development Authority, City of Yonkers, New York,              7/11 at 101.00        BBB-         675,539
                 Civic Facility Revenue Bonds (St. John's Riverside Hospital
                 Project), Series 2001A, 7.125%, 7/01/31

        3,000   Industrial Development Agency, City of Yonkers, New York,                 2/09 at 101.00         AAA       3,003,720
                 FHA-Insured Mortgage Revenue Bonds (Michael Malotz
                 Skilled Nursing Pavilion Project), Series 1999,
                 5.450%, 2/01/29


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.0%

        1,000   New York City Housing Development Corporation, New York,                 11/10 at 101.00          AA       1,018,300
                 Multifamily Housing Revenue Bonds, Series 2000A,
                 5.850%, 11/01/20 (Alternative Minimum Tax)

        3,000   New York City Housing Development Corporation, New York,                  5/11 at 101.00          AA       3,005,580
                 Multifamily Housing Revenue Bonds,  Series 2001A,
                 5.500%, 11/01/31





59




       Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.8%

$         645   Guam Housing Corporation, Single Family Mortgage Revenue                    No Opt. Call         AAA   $     644,968
                 Bonds (Guaranteed Mortgage-Backed Securities Program),
                 1998 Series A, 5.750%, 9/01/31 (Alternative Minimum Tax)

        5,700   State of New York Mortgage Agency, Homeowner Mortgage                    10/09 at 100.00         Aa1       5,779,971
                 Revenue Bonds, Series 82, 5.650%,  4/01/30
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.2%

                Appleridge Retirement Community, Inc., New York, Mortgage
                Revenue Bonds (GNMA Collateralized Mortgage
                Loan - Appleridge Retirement Community, Inc.
                Project), Series 1999:
        1,150    5.700%, 9/01/31                                                          9/09 at 102.00         Aaa       1,190,365
        1,250    5.750%, 9/01/41                                                          9/09 at 102.00         Aaa       1,298,300

          960   Industrial Development Agency, New York City, New York, Civic             7/10 at 102.00         N/R       1,003,632
                 Facility Revenue Bonds (Special Needs Facilities Pooled
                 Program), Series 2000, 8.125%, 7/01/19

          750   Industrial Development Agency, New York City, New York, Civic             7/11 at 101.00         N/R         737,738
                 Facility Revenue Bonds (Special Needs Facilities Pooled
                 Program), Series 2001-A1, 7.250%, 7/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 16.6%

                Monticello Central School District, Sullivan County, New York,
                Serial Bonds, Series 2000:
          300    6.000%, 6/15/18                                                          6/09 at 101.00         AAA         323,172
          335    6.000%, 6/15/19                                                          6/09 at 101.00         AAA         360,028
          300    6.000%, 6/15/20                                                          6/09 at 101.00         AAA         322,224

                Nassau County, New York, General Improvement Bonds,
                Series E:
        1,400    6.000%, 3/01/17                                                          3/10 at 100.00         AAA       1,512,952
          740    6.000%, 3/01/19                                                          3/10 at 100.00         AAA         794,153

                The City of New York, New York, General Obligation Bonds, Fiscal
                1999 Series J:
        2,000    5.000%, 5/15/20                                                          5/09 at 101.00         AAA       1,949,840
        5,000    5.125%, 5/15/29                                                          5/09 at 101.00         AAA       4,836,100

          800   Northern Mariana Islands Commonwealth, General Obligation                 6/10 at 100.00           A         811,520
                 Bonds, Series 2000A, 6.000%, 6/01/20

                Orange County, New York, General Obligation Bonds,
                Series 1997:
        3,040    5.125%, 9/01/22                                                          9/07 at 101.00         Aa1       2,994,491
        1,195    5.125%, 9/01/23                                                          9/07 at 101.00         Aa1       1,173,609

                The City of Rochester, New York, General Obligation Serial
                Bonds, Series 1999:
          720    5.250%, 10/01/18                                                           No Opt. Call         AAA         746,230
          720    5.250%, 10/01/19                                                           No Opt. Call         AAA         742,111

        2,280   Rockland County, New York, Various Purpose Serial Bonds,                 10/09 at 101.00          AA       2,423,503
                 Series 1999, 5.600%, 10/15/16

                City School District of Rye, Westchester County, New York,
                General Obligation Serial Bonds, Series 1999:
          650    5.600%, 8/15/17                                                          8/08 at 101.00         Aaa         686,758
          675    5.600%, 8/15/18                                                          8/08 at 101.00         Aaa         710,201
          675    5.600%, 8/15/19                                                          8/08 at 101.00         Aaa         708,379

        1,000   City of Yonkers, New York, General Obligation Bonds (School               6/09 at 101.00         AAA         975,730
                 Issue), Series 1999C, 5.000%, 6/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 29.5%

        1,000   Battery Park City Authority, New York, Junior Revenue
                 Refunding Bonds, Series 1993A,  5.800%, 11/01/22                        11/03 at 102.00          A+       1,003,500

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1999A:
        1,000    5.000%, 4/01/17                                                          4/09 at 101.00         AAA       1,006,120
        6,520    5.250%, 4/01/23                                                          4/09 at 101.00         AAA       6,582,853

        2,500   Nassau County Interim Finance Authority, New York, Sales Tax             11/10 at 100.00         AAA       2,676,075
                 Secured Bonds, Series 2000A, 5.750%, 11/15/16

        2,000   Dormitory Authority of the State of New York, Court Facilities            5/10 at 101.00         AAA       2,102,200
                 Lease Revenue Bonds (The City of New York Issue),
                 Series 1999, 5.750%, 5/15/30





60



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,910   Dormitory Authority of the State of New York, Insured Revenue             7/09 at 102.00         AAA   $   2,981,586
                 Bonds (Special Act School Districts Program),
                 Series 1998, 5.250%, 7/01/15

        5,000   Dormitory Authority of the State of New York, Mental Health               8/09 at 101.00         AAA       4,904,400
                 Services Facilities Improvement Revenue Bonds,
                 Series 1999D, 5.250%, 2/15/29

        1,960   Dormitory Authority of the State of New York, Mental Health               8/10 at 100.00         AAA       2,083,696
                 Services Facilities Improvement Revenue Bonds,
                 Series 2000D, 5.875%, 8/15/18

        1,000   New York State Medical Care Facilities Finance Agency,                    2/04 at 102.00         AAA         991,690
                 Mental Health Services Facilities Improvement Revenue
                 Bonds, 1994 Series A, 5.250%, 8/15/23

        1,000   Dormitory Authority of the State of New York, Service Contract            4/12 at 100.00         AA-       1,015,470
                 Bonds (Child Care Facilities Development Program Issue),
                 Series 2002, 5.375%, 4/01/19

        1,795   New York State Thruway Authority, Highway and Bridge Trust                4/10 at 101.00         AAA       1,860,087
                 Fund Bonds, Series 2000B,  5.600%, 4/01/20

        2,900   New York State Thruway Authority, Local Highway and Bridge                4/08 at 101.00         AAA       2,981,635
                 Service Contract Bonds, Series 1998A, 5.375%, 4/01/16

        3,000   New York State Urban Development Corporation, Correctional                1/09 at 101.00         AAA       3,204,810
                 Facilities Service Contract Revenue Bonds, Series C,
                 6.000%, 1/01/29

        3,345   Judicial Facilities Agency, Suffolk County, New York, Service            10/09 at 101.00         AAA       3,439,764
                 Agreement Revenue Bonds (John P. Colahan Court Complex),
                 Series 1999, 5.250%, 10/15/15

          750   Virgin Islands Public Finance Authority, Revenue Bonds (Gross            10/10 at 101.00        BBB-         807,525
                 Receipts Tax Loan Note), Series 1999A, 6.500%, 10/01/24

        1,400   Industrial Development Agency, City of Yonkers, New York, Civic           2/11 at 100.00        BBB-       1,468,222
                 Facility Revenue Bonds (Community Development
                 Properties - Yonkers, Inc. Project), Series 2001A,
                 6.625%, 2/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 10.0%

        1,250   Metropolitan Transportation Authority, New York, Commuter                 7/07 at 102.00         AAA       1,243,238
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20

        2,000   Metropolitan Transportation Authority, New York, Commuter                 7/07 at 101.00         AAA       2,024,980
                 Facilities Revenue Bonds, Series 1997C, 5.375%, 7/01/27

        1,750   Industrial Development Agency, New York City, New York,                   8/07 at 102.00          BB       1,338,680
                 Special Facility Revenue Bonds (1990 American Airlines, Inc.
                 Project) Remarketed Series 1990,  5.400%, 7/01/19
                 (Alternative Minimum Tax)

          500   Niagara Frontier Transportation Authority, New York, Airport              4/09 at 101.00         AAA         512,060
                 Revenue Bonds (Buffalo-Niagara International Airport),
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)

        3,000   The Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA       3,112,110
                 Bonds, One Hundred  and Twentieth Series, 5.750%,
                 10/15/26 (Alternative Minimum Tax)

        1,000   Triborough Bridge and Tunnel Authority, New York, General                 1/12 at 100.00         AA-       1,017,880
                 Purpose Revenue Bonds, Series 2001A, 5.250%, 1/01/16

        4,000   Triborough Bridge and Tunnel Authority, New York, General                 1/07 at 101.00         AA-       4,007,560
                 Purpose Revenue Bonds, Series 1997A, 5.250%, 1/01/28


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 0.8%

        1,000   New York City Municipal Water Finance Authority, New York,                6/05 at 101.00         AAA       1,092,760
                 Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series A, 5.875%, 6/15/25 (Pre-refunded to 6/15/05)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.3%

          500   Industrial Development Agency, Erie County, New York, Solid              12/10 at 103.00         N/R         168,750
                 Waste Disposal Facility Revenue Bonds (1998 CanFibre of
                 Lackawanna Project), 9.050%, 12/01/25
                 (Alternative Minimum Tax)#

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        4,800    5.125%, 12/01/22                                                         6/08 at 101.00         AAA       4,709,664
        5,575    5.250%, 12/01/26                                                         6/08 at 101.00         AAA       5,502,412

        2,000   Power Authority of the State of New York, Revenue Bonds,                 11/10 at 100.00         Aa2       1,957,820
                 Series 2000A, 5.250%, 11/15/30

        1,415   Industrial Development Agency, Suffolk County, New York,                    No Opt. Call         N/R       1,400,210
                 Industrial Development Revenue Bonds (Nissequogue Cogen
                 Partners Facility), Series 1998, 4.875%, 1/01/08
                 (Alternative Minimum Tax)



61



       Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.4%

$       6,000   New York City Municipal Water Finance Authority, New York,                6/06 at 101.00         AAA   $   6,447,780
                 Water and Sewer System Revenue  Bonds, Fiscal 1996
                 Series B, 5.750%, 6/15/26

        2,000   New York City Municipal Water Finance Authority, New York,                6/10 at 101.00          AA       2,025,780
                 Water and Sewer System Revenue Bonds,  Fiscal 2001
                 Series A, 5.500%, 6/15/33
------------------------------------------------------------------------------------------------------------------------------------
$     196,735   Total Investments (cost $193,482,323) - 149.7%                                                           198,699,930
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                       3,096,568
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.0)%                                                        (69,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 132,796,498
                ====================================================================================================================




* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings: Using the higher of Standard & Poor's or Moody's rating.

# Non-income producing security. In the case of a bond, non-income producing generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

N/R  Investment is not rated.


 See accompanying notes to financial statements.




62


            Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.8%

$         650   New York Counties Tobacco Trust II, Tobacco Settlement                    6/11 at 101.00          A1   $     627,569
                 Pass-through Bonds, Series 2001,  5.250%, 6/01/25

          325   Rensselaer Tobacco Asset Securitization Corporation, New                  6/12 at 100.00          A1         316,648
                 York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        5,000   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,               7/09 at 101.00         Aa1       5,228,000
                 Series 1999-1, 6.250%, 7/15/27


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 29.8%

        2,750   Industrial Development Agency, City of Albany, New York,                  7/11 at 101.00         Aaa       2,756,215
                 Civic Facility Revenue Bonds  (St. Rose College Project),
                 Series 2001A, 5.375%, 7/01/31

        1,975   Industrial Development Agency, Town of Amherst, New York,                 8/11 at 102.00         AAA       1,932,893
                 Civic Facility Revenue Bonds (UBF Faculty-Student Housing
                 Corporation), Series 2001A, 5.250%, 8/01/31

        2,190   Industrial Development Agency, Monroe County, New York,                   6/11 at 102.00          AA       2,115,671
                 Civic Facility Revenue Bonds (St. John Fisher College
                 Project), Series 2001, 5.250%, 6/01/26

        1,100   Industrial Development Agency, New York City, New York, Civic             1/12 at 100.00          A-       1,062,974
                 Facility Revenue Bonds (The YMCA of Greater New York),
                 Series 2002, 5.250%, 8/01/21

        3,500   Dormitory Authority of the State of New York, Insured Revenue             7/08 at 101.00         AAA       3,404,835
                 Bonds (New York Medical College), Series 1998,
                 5.000%, 7/01/21

        3,500   Dormitory Authority of the State of New York, Revenue Bonds               7/09 at 101.00         AA-       3,292,765
                 (Upstate Community Colleges), Series 1999A, 5.000%, 7/01/28

        1,265   Dormitory Authority of the State of New York, City University             7/08 at 102.00         AAA       1,259,004
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1998 Series 1, 5.250%, 7/01/25

        5,000   Dormitory Authority of the State of New York, City University             1/08 at 102.00         AAA       5,031,050
                 System Consolidated Third General Resolution Revenue
                 Bonds, 1997 Series 1, 5.375%, 7/01/24

        1,000   Dormitory Authority of the State of New York, Revenue Bonds               7/11 at 101.00         AAA         986,140
                 (Canisius College), Series 2000, 5.250%, 7/01/30

        3,000   Dormitory Authority of the State of New York, Revenue Bonds                 No Opt. Call         AAA       3,109,740
                 (New York University), 2000 Series 1, 5.500%, 7/01/40

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds (Yeshiva University), Series 2001:
          800    5.000%, 7/01/21                                                          7/11 at 100.00         AAA         780,144
        1,500    5.000%, 7/01/30                                                          7/11 at 100.00         AAA       1,429,065


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 13.2%

        1,000   Industrial Development Agency, Nassau County, New York, Civic               No Opt. Call         N/R         980,020
                 Facility Revenue Refunding Bonds (North Shore Health System
                 Obligated Group Projects), Series B, 5.875%, 11/01/11

          850   New York City Health and Hospitals Corporation, New York,                 2/09 at 101.00          A3         828,121
                 Health System Bonds, Series 1999A, 5.250%, 2/15/17

          500   Industrial Development Agency, New York City, New York, Civic             7/12 at 100.00        Baa3         492,895
                 Facility Revenue Bonds (Staten Island University Hospital
                 Project), Series 2001B, 6.375%, 7/01/31

        1,500   Dormitory Authority of the State of New York, FHA-Insured                 2/08 at 102.00         AAA       1,491,660
                 Mortgage Revenue Refunding Bonds (United Health
                 Services), Series 1997, 5.375%, 8/01/27

        3,000   Dormitory Authority of the State of New York, FHA-Insured                 8/09 at 101.00         AAA       3,022,650
                 Mortgage Hospital Revenue Bonds (Montefiore Medical
                 Center), Series 1999, 5.500%, 8/01/38

        2,575   Dormitory Authority of the State of New York, FHA-Insured                 8/09 at 101.00         AAA       2,649,752
                 Mortgage Revenue Bonds (The New York Hospital Medical
                 Center of Queens), Series 1999, 5.550%, 8/15/29

        2,640   Dormitory Authority of the State of New York, Revenue Bonds               7/11 at 101.00          A3       2,596,994
                 (Lenox Hill Hospital Obligated Group), Series 2001,
                 5.500%, 7/01/30




63



      Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)

               Portfolio of INVESTMENTS March 31, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.0%

$       3,930   New York City Housing Development Corporation, New York,                  5/11 at 101.00          AA   $   3,943,559
                 Multifamily Housing Revenue Bonds, Series 2001B,
                 5.250%, 11/01/16

        1,000   New York City Housing Development Corporation, New York,                 11/11 at 100.00          AA         964,730
                 Multifamily Housing Revenue Bonds, Series 2001-C2,
                 5.400%, 11/01/33 (Alternative Minimum Tax)

        1,475   New York State Housing Finance Agency, Multifamily Housing                2/11 at 100.00         Aa1       1,481,003
                 Revenue Bonds (Secured Mortgage Program), Series 2001L,
                 5.700%, 2/15/34 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.4%

        4,000   State of New York Mortgage Agency, Homeowner Mortgage                    10/09 at 100.00         Aa1       4,056,120
                 Revenue Bonds, Series 82, 5.650%, 4/01/30
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.8%

          525   Industrial Development Agency, New York City, New York, Civic             7/11 at 101.00         N/R         516,416
                 Facility Revenue Bonds (Special Needs Facilities Pooled
                 Program), Series 2001-A1, 7.250%, 7/01/16

        2,150   Dormitory Authority of the State of New York, Insured Revenue             7/11 at 102.00         AAA       2,069,483
                 Bonds (New York State Rehabilitation Association - Pooled
                 Loan Program No. 1), Series 2001A, 5.000%, 7/01/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.8%

        5,000   Nassau County, New York, General Obligation General                       6/09 at 102.00         AAA       4,971,900
                 Improvement Serial Bonds, Series B, 5.250%, 6/01/22

        4,000   The City of New York, New York, General Obligation Bonds,                 8/08 at 101.00         AAA       4,010,360
                 Fiscal 1998 Series H, 5.375%, 8/01/27


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 22.4%

        3,750   Metropolitan Transportation Authority, New York, Dedicated                4/09 at 101.00         AAA       3,649,763
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29

        1,670   Nassau County Interim Finance Authority, New York, Sales Tax             11/10 at 100.00         AAA       1,708,076
                 Secured Bonds, Series 2000A, 5.375%, 11/15/17

        1,450   Dormitory Authority of the State of New York, Revenue                     7/08 at 101.00         AA-       1,372,585
                 Refunding Bonds (State Department of Health),
                 Series 1998, 5.000%, 7/01/24

                State of New York Municipal Bond Bank Agency, City of Buffalo,
                Special Program Revenue Bonds, 2001 Series A:
        1,070    5.250%, 5/15/23                                                          5/11 at 100.00         AAA       1,067,903
        1,125    5.250%, 5/15/24                                                          5/11 at 100.00         AAA       1,121,276

        1,905   Dormitory Authority of the State of New York, Service Contract            4/12 at 100.00         AA-       1,952,415
                 Bonds (Child Care Facilities Development Program Issue),
                 Series 2002, 5.375%, 4/01/17

        2,500   New York State Urban Development Corporation, Correctional                1/06 at 102.00         AA-       2,483,550
                 Facilities Revenue Bonds, Series 6, 5.375%, 1/01/25

        4,205   New York State Urban Development Corporation, Correctional                1/11 at 100.00         AAA       4,154,750
                 Facilities Service Contract Revenue Bonds, Series C,
                 5.125%, 1/01/21

        3,000   Virgin Islands Public Finance Authority, Revenue and Refunding           10/08 at 101.00        BBB-       2,954,700
                 Bonds (Virgin Islands Matching Fund Loan Notes) (Senior
                 Lien), Series 1998A, 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 19.4%

                Albany Parking Authority, New York, Parking Revenue Bonds,
                Series 2001A:
        2,000    5.625%, 7/15/20                                                          7/11 at 101.00        BBB+       1,999,820
        1,500    5.625%, 7/15/25                                                          7/11 at 101.00        BBB+       1,490,235

        2,400   Metropolitan Transportation Authority, New York, Commuter                 7/07 at 101.00         AAA       2,449,872
                 Facilities Revenue Bonds, Series 1997C, 5.250%, 7/01/17

        3,400   Niagara Frontier Transportation Authority, New York, Airport              4/09 at 101.00         AAA       3,482,008
                 Revenue Bonds (Buffalo-Niagara International Airport),
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax)





64


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,195   The Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA   $   2,222,767
                 Bonds, One Hundred and Twentieth  Series, 5.500%,
                 10/15/35 (Alternative Minimum Tax)

        3,000   Triborough Bridge and Tunnel Authority, New York, General                 1/07 at 102.00         AA-       3,009,060
                 Purpose Revenue Bonds, Series 1996B, 5.200%, 1/01/22

        3,000   Triborough Bridge and Tunnel Authority, New York, General                 1/07 at 101.00         AA-       3,005,670
                 Purpose Revenue Bonds, Series 1997A, 5.250%, 1/01/28


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 24.1%

        5,000   Long Island Power Authority, New York, Electric System General            6/08 at 101.00         AAA       4,928,200
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26

        1,500   Long Island Power Authority, New York, Electric System General            5/11 at 100.00          A-       1,476,975
                 Revenue Bonds, Series 2000L, 5.375%, 5/01/33

                Industrial Development Agency, New York City, New York,
                Industrial Development Revenue Bonds (Brooklyn Navy Yard
                Cogeneration Partners - L.P. Project), Series 1997:
        1,000    6.200%, 10/01/22 (Alternative Minimum Tax)                                 No Opt. Call        BBB-       1,042,700
        2,000    5.750%, 10/01/36 (Alternative Minimum Tax)                              10/08 at 102.00        BBB-       1,973,400

        6,500   Power Authority of the State of New York, Revenue Bonds,                 11/10 at 100.00         Aa2       6,297,005
                 Series 2000A , 5.250%, 11/15/40

                Industrial Development Agency, Niagara County, New York,
                Solid Waste Disposal Facility Revenue Refunding Bonds
                (American Ref-Fuel Company of Niagara L.P. Facility),
                Series 2001D:
        2,000    5.550%, 11/15/24 (Mandatory put 11/15/15)                               11/11 at 101.00        Baa1       2,009,420
          450    5.450%, 11/15/26 (Alternative Minimum Tax)                              11/11 at 101.00        Baa1         457,596
                 (Mandatory put 11/15/12)

                Industrial Development Agency, Suffolk County, New York,
                Industrial Development Revenue Bonds (Nissequogue Cogen Partners
                Facility), Series 1998:
        1,250    5.300%, 1/01/13 (Alternative Minimum Tax)                                1/09 at 101.00         N/R       1,158,324
        3,000    5.500%, 1/01/23 (Alternative Minimum Tax)                                1/09 at 101.00         N/R       2,662,020


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.0%

        6,000   New York City Municipal Water Finance Authority, New York,                6/10 at 101.00          AA       6,077,340
                 Water and Sewer System Revenue Bonds, Fiscal 2001
                 Series A, 5.500%, 6/15/33

        1,000   New York City Municipal Water Finance Authority, New York,                6/11 at 101.00          AA       1,041,560
                 Water and Sewer System Revenue Bonds, Fiscal 2001
                 Series D,  5.500%, 6/15/17

        2,000   New York City Municipal Water Finance Authority, New York,                6/11 at 100.00         AAA       1,960,720
                 Water and Sewer System Revenue Bonds, Fiscal 2002
                 Series A, 5.250%, 6/15/33
------------------------------------------------------------------------------------------------------------------------------------
$     137,570   Total Investments (cost $137,468,836) - 149.7%                                                           136,618,086
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                       1,633,294
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.5)%                                                        (47,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $  91,251,380
                ====================================================================================================================


* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings: Using the higher of Standard & Poor's or Moody's rating.

N/R  Investment is not rated.


See accompanying notes to financial statements.

Statement of
        ASSETS AND LIABILITIES March 31, 2002 (Unaudited)



                                                                        NEW YORK         NEW YORK           NEW YORK        NEW YORK
                                                                           VALUE PERFORMANCE PLUS INVESTMENT QUALITY  SELECT QUALITY
                                                                           (NNY)            (NNP)              (NQN)           (NVN)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
Investments in municipal securities, at market value                $144,469,715     $352,276,949      $408,801,799     $535,176,182
Cash                                                                      49,001          464,042           749,577        1,235,838
Receivables:
   Interest                                                            2,382,600        5,746,263         5,979,407        7,458,724
   Investments sold                                                           --               --                --               --
Other assets                                                               9,839           21,782            22,034           25,192
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   146,911,155      358,509,036       415,552,817      543,895,936
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                               --               --                --               --
Accrued expenses:
   Management fees                                                        71,623          194,804           225,278          292,994
   Other                                                                  98,797          136,192           175,619          234,446
Preferred share dividends payable                                           N/A            20,225            29,147           33,821
Common share dividends payable                                           612,375        1,159,214         1,309,762        1,744,861
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                  782,795        1,510,435         1,739,806        2,306,122
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                       N/A     $124,300,000      $144,000,000     $193,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $146,128,360     $232,698,601      $269,813,011     $348,589,814
====================================================================================================================================
Common shares outstanding                                             15,120,364       14,957,607        17,699,489       23,420,962
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $       9.66     $      15.56      $      15.24     $      14.88
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $    151,204     $    149,576      $    176,995     $    234,210
Paid in surplus                                                      144,261,147      217,764,064       248,497,049      327,691,822
Balance of undistributed net investment income                            41,348        1,589,274         1,978,008        2,390,520
Accumulated net realized gain (loss) from
   investment transactions                                            (1,574,152)        (119,051)          290,358        1,125,346
Net unrealized appreciation (depreciation) of investments              3,248,813       13,314,738        18,870,601       17,147,916
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common Shares                              $146,128,360     $232,698,601      $269,813,011     $348,589,814
====================================================================================================================================

Authorized shares:
   Common                                                            250,000,000      200,000,000       200,000,000      200,000,000
   Preferred                                                                 N/A        1,000,000         1,000,000        1,000,000
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.


                         See accompanying notes to financial statements.




66



                                                                                          INSURED          NEW YORK         NEW YORK
                                                                        NEW YORK         NEW YORK          DIVIDEND         DIVIDEND
                                                                  QUALITY INCOME   PREMIUM INCOME         ADVANTAGE      ADVANTAGE 2
                                                                           (NUN)            (NNF)             (NAN)            (NXK)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
Investments in municipal securities, at market value               $547,539,457     $186,249,672      $198,699,930     $136,618,086
Cash                                                                         --            4,311           853,819               --
Receivables:
   Interest                                                           7,889,379        2,729,470         3,081,708        2,254,225
   Investments sold                                                          --          270,000                --               --
Other assets                                                             17,213           13,880             8,567            1,530
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  555,446,049      189,267,333       202,644,024      138,873,841
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                          124,209               --                --            1,874
Accrued expenses:
   Management fees                                                      299,077          104,101            59,630           41,284
   Other                                                                 64,097          100,298           112,759          112,874
Preferred share dividends payable                                        35,233           14,220            18,519            7,982
Common share dividends payable                                        1,770,155          610,666           656,618          458,447
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               2,292,771          829,285           847,526          622,461
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                             $197,000,000     $ 65,000,000      $ 69,000,000     $ 47,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $356,153,278     $123,438,048      $132,796,498     $ 91,251,380
====================================================================================================================================

Common shares outstanding                                            24,083,739        8,308,388         9,183,464        6,457,000
====================================================================================================================================

Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      14.79     $      14.86      $      14.46     $      14.13
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $    240,837     $     83,084      $     91,835     $     64,570
Paid-in surplus                                                     335,102,807      118,071,723       130,339,446       91,617,371
Balance of undistributed net investment income                        2,784,175          854,700           701,061          377,054
Accumulated net realized gain (loss) from
   investment transactions                                            2,481,197       (5,207,587)       (3,553,451)          43,135
Net unrealized appreciation (depreciation) of investments            15,544,262        9,636,128         5,217,607         (850,750)
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $356,153,278     $123,438,048      $132,796,498     $ 91,251,380
====================================================================================================================================

Authorized shares:
   Common                                                           200,000,000      200,000,000         Unlimited        Unlimited
   Preferred                                                          1,000,000        1,000,000         Unlimited        Unlimited
====================================================================================================================================

See accompanying notes to financial statements.



67


Statement of
          OPERATIONS Six Months Ended March 31, 2002 (Unaudited)



                                                                        NEW YORK         NEW YORK          NEW YORK         NEW YORK
                                                                           VALUE PERFORMANCE PLUSINVESTMENT QUALITY   SELECT QUALITY
                                                                           (NNY)            (NNP)             (NQN)            (NVN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   $ 4,156,304      $10,005,836       $11,314,805     $ 15,006,865
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         429,249        1,148,604         1,329,789        1,732,410
Preferred shares - auction fees                                            N/A           154,949           179,507          240,589
Preferred shares - dividend disbursing agent fees                          N/A            19,945            14,959           14,959
Shareholders' servicing agent fees and expenses                          35,404           32,754            31,415           33,907
Custodian's fees and expenses                                            19,673           56,753            65,321           87,822
Directors'/Trustees' fees and expenses                                      997            1,995             2,244            2,992
Professional fees                                                         6,756            7,777             8,592            7,476
Shareholders' reports - printing and mailing expenses                    10,722           13,961            17,203           17,053
Stock exchange listing fees                                              15,707           15,707            15,707           15,707
Investor relations expense                                               17,593           27,110            30,189           38,369
Portfolio insurance expense                                                  --               --             6,234           33,051
Other expenses                                                            3,832           17,113            12,944           16,063
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    539,933        1,496,668         1,714,104        2,240,398
   Custodian fee credit                                                  (3,581)         (18,235)          (20,041)         (27,219)
   Expense reimbursement                                                     --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            536,352        1,478,433         1,694,063        2,213,179
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 3,619,952        8,527,403         9,620,742       12,793,686
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions                  (103,881)         459,293           390,671        1,127,181
Change in net unrealized appreciation (depreciation) of investments  (2,749,478)      (7,107,008)       (7,937,102)     (11,082,156)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                     (2,853,359)      (6,647,715)       (7,546,431)      (9,954,975)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From undistributed net investment income                                   N/A         (945,907)         (909,631)         (972,200)
From accumulated net realized gains from investment transactions           N/A               --          (246,687)         (837,116)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions
      to Preferred shareholders                                            N/A         (945,907)       (1,156,318)       (1,809,316)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
  from operations                                                   $   766,593      $  933,781        $  917,993       $ 1,029,395
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.


                         See accompanying notes to financial statements.



68


                                                                                          INSURED          NEW YORK         NEW YORK
                                                                        NEW YORK         NEW YORK          DIVIDEND         DIVIDEND
                                                                  QUALITY INCOME   PREMIUM INCOME         ADVANTAGE      ADVANTAGE 2
                                                                           (NUN)            (NNF)             (NAN)            (NXK)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $15,490,112       $5,208,240        $5,428,109      $3,700,857
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                        1,765,157          613,859           656,915         453,257
Preferred shares - auction fees                                          245,576           81,028            86,013          58,589
Preferred shares - dividend disbursing agent fees                         19,945            9,972             4,987           4,987
Shareholders' servicing agent fees and expenses                           20,943           12,367             3,640           3,989
Custodian's fees and expenses                                             78,758           22,494            27,069          28,315
Directors'/Trustees' fees and expenses                                     3,041            1,147             1,167             997
Professional fees                                                          8,736            5,996             6,096          14,373
Shareholders' reports - printing and mailing expenses                     19,696            7,280             5,984           9,346
Stock exchange listing fees                                               15,707           11,218            11,220             369
Investor relations expense                                                39,717           14,226            13,683           1,050
Portfolio insurance expense                                                   --            2,894                --              --
Other expenses                                                            16,314            7,421             7,468           4,450
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   2,233,590          789,902           824,242         579,722
   Custodian fee credit                                                  (18,771)          (4,022)           (6,892)        (14,320)
   Expense reimbursement                                                      --               --          (305,470)       (209,631)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           2,214,819          785,880           511,880         355,771
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 13,275,293        4,422,360         4,916,229       3,345,086
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions                  2,687,538          179,920           310,902          65,725
hange in net unrealized appreciation (depreciation) of investments   (13,559,928)      (3,874,674)       (4,510,606)     (3,021,687)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                     (10,872,390)      (3,694,754)       (4,199,704)     (2,955,962)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From undistributed net investment income                              (1,432,008)        (477,745)         (553,960)       (384,062)
From accumulated net realized gains from investment transactions         (89,293)              --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions
      to Preferred shareholders                                       (1,521,301)        (477,745)         (553,960)       (384,062)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
  from operations                                                    $   881,602       $  249,861         $ 162,565      $     5,062
====================================================================================================================================

See accompanying notes to financial statements.



69


Statement of
          CHANGES IN NET ASSETS (Unaudited)

                                                                                                         NEW YORK INVESTMENT
                                     NEW YORK VALUE (NNY)          NEW YORK PERFORMANCE PLUS (NNP)           QUALITY (NQN)
                              ---------------------------------  ---------------------------------- --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED SIX MONTHS ENDED      YEAR ENDED
                                       3/31/02          9/30/01           3/31/02           9/30/01          3/31/02         9/30/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 3,619,952      $ 7,596,480       $ 8,527,403      $ 17,404,121      $ 9,620,742   $ 19,827,402
Net realized gain (loss)
   from investment transactions       (103,881)       1,717,808           459,293         3,144,295          390,671      2,208,826
Change in net unrealized appreciation
   (depreciation) of investments    (2,749,478)       3,712,887        (7,107,008)       15,614,541       (7,937,102)    17,859,795
Distributions to Preferred Shareholders:
   From undistributed net
        investment income                  N/A              N/A          (945,907)       (3,847,756)        (909,631)    (4,374,182)
   From accumulated net realized gains
     from investment transactions          N/A              N/A                --                --         (246,687)            --
Net increase in net assets applicable to
   Common shares from operations       766,593       13,027,175           933,781        32,315,201          917,993     35,521,841
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From undistributed net
    investment income               (3,775,801)     (7,732,557)        (6,833,904)      (13,143,149)      (7,647,627)   (14,852,763)
From accumulated net realized gains
   from investment transactions             --              --                 --                --         (837,375)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders           (3,775,801)      (7,732,557)       (6,833,904)      (13,143,149)      (8,485,002)   (14,852,763)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --                --                --               --             --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions          --               --                --                --               --             --
Preferred shares offering costs            N/A              N/A                --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                       --               --                --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      (3,009,208)       5,294,618        (5,900,123)       19,172,052       (7,567,009)     20,669,078
Net assets applicable to Common
   shares at the beginning
        of period                  149,137,568      143,842,950       238,598,724       219,426,672      277,380,020     256,710,942
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $146,128,360     $149,137,568      $232,698,601      $238,598,724     $269,813,011    $277,380,020
====================================================================================================================================
Balance of undistributed net investment
   income at the end of period    $     41,348     $    171,892      $  1,589,274      $    617,246     $  1,978,008    $    526,295
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.


See accompanying notes to financial statements.



70



                                                                                                            INSURED NEW YORK
                                 NEW YORK SELECT QUALITY (NVN)      NEW YORK QUALITY INCOME (NUN)          PREMIUM INCOME (NNF)
                              ---------------------------------  ---------------------------------- --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED SIX MONTHS ENDED      YEAR ENDED
                                       3/31/02          9/30/01           3/31/02           9/30/01          3/31/02         9/30/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 12,793,686     $ 27,039,146      $ 13,275,293      $ 27,555,524      $ 4,422,360   $  8,977,593
Net realized gain (loss)
   from investment transactions      1,127,181        5,400,143         2,687,538         1,252,116          179,920        568,314
Change in net unrealized appreciation
   (depreciation) of investments   (11,082,156)      13,363,922       (13,559,928)       16,022,286       (3,874,674)     7,661,616
Distributions to Preferred Shareholders:
   From undistributed net
        investment income             (972,200)      (5,877,755)       (1,432,008)       (6,049,848)        (477,745)    (2,003,408)
   From accumulated net realized gains
     from investment transactions     (837,116)              --           (89,293)               --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations     1,029,395       39,925,456           881,602        38,780,078          249,861      15,204,115
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From undistributed net
        investment income          (10,304,995)     (20,426,587)      (10,395,643)      (20,521,931)      (3,593,884)    (6,726,853)
From accumulated net realized gains
   from investment transactions     (2,944,026)             --           (306,940)               --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (13,249,021)     (20,426,587)      (10,702,583)      (20,521,931)      (3,593,884)    (6,726,853)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --                --               --                --             --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions          --               --                --                --          133,985             --
Preferred shares offering costs             --               --                --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                       --               --                --                --          133,985             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (12,219,626)      19,498,869        (9,820,981)       18,258,147       (3,210,038)     8,477,262
Net assets applicable to Common
   shares at the beginning
        of period                  360,809,440      341,310,571       365,974,259       347,716,112      126,648,086    118,170,824
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $348,589,814     $360,809,440      $356,153,278      $365,974,259     $123,438,048   $126,648,086
====================================================================================================================================
Balance of undistributed net investment
   income at the end of period    $  2,390,520     $    765,998      $  2,784,175      $  1,219,349     $    854,700   $    496,172
====================================================================================================================================

See accompanying notes to financial statements.

71



Statement of
      CHANGES IN NET ASSETS (Unaudited) (continued)


                                                                              NEW YORK                            NEW YORK
                                                                      DIVIDEND ADVANTAGE (NAN)           DIVIDEND ADVANTAGE 2 (NXK)
                                                                 --------------------------------- ---------------------------------
                                                                                                                             FOR THE
                                                                                                                      PERIOD 3/28/01
                                                                                                                       (COMMENCEMENT
                                                                 SIX MONTHS ENDED       YEAR ENDED SIX MONTHS ENDED   OF OPERATIONS)
                                                                          3/31/02          9/30/01          3/31/02  THROUGH 9/30/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $ 4,916,229       $ 9,908,561       $ 3,345,086    $ 2,833,130
Net realized gain (loss) from investment
   transactions                                                           310,902          (152,108)           65,725       (22,590)
Change in net unrealized appreciation
   (depreciation) of investments                                       (4,510,606)       12,994,306        (3,021,687)    2,180,754
Distributions to Preferred Shareholders:
   From undistributed net investment income                              (553,960)       (2,184,177)         (384,062)     (448,506)
   From accumulated net realized gains
     from investment transactions                                              --                --                --            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                          162,565        20,566,582             5,062     4,542,788
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From undistributed net investment income                               (3,847,439)       (7,311,624)       (2,718,408)   (2,260,003)
From accumulated net realized gains
   from investment transactions                                                --                --                --            --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                              (3,847,439)       (7,311,624)       (2,718,408)   (2,260,003)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                            --                --                --    92,202,750
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                         39,958            15,333                --             --
Preferred shares offering costs                                                --                --                --      (621,084)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                      39,958            15,333                --    91,581,666
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         (3,644,916)       13,270,291        (2,713,346)   93,864,451
Net assets applicable to Common
   shares at the beginning of period                                  136,441,414       123,171,123        93,964,726       100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $132,796,498      $136,441,414      $ 91,251,380   $93,964,726
====================================================================================================================================
Balance of undistributed net investment
   income at the end of period                                       $    701,061      $    186,231      $    377,054   $   124,621
====================================================================================================================================

See accompanying notes to financial statements.

Notes to
      FINANCIAL STATEMENTS (Unaudited)








1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The New York Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc. (NVN), Nuveen New York Quality Income Municipal Fund, Inc.
(NUN), Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF), Nuveen New York Dividend Advantage Municipal Fund (NAN) and Nuveen New York Dividend Advantage Municipal Fund 2 (NXK). All of the New York Funds covered in this report are traded on the New York Stock Exchange, with the exception of New York Dividend Advantage 2 (NXK) which is traded on the American Stock Exchange. Prior to the commencement of operations of New York Dividend Advantage 2 (NXK), the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, and the recording of the organizational expenses ($15,000) and their reimbursement by Nuveen Investments, also a wholly owned subsidiary of The John Nuveen Company.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York. The Funds are registered under the Investment Company Act of 1940 as closed-end management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 2002, the Funds had no such outstanding purchase commitments.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)


Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
New York Value (NNY) is not authorized to issue Preferred shares. The Funds below have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:


                                                                         INSURED
                      NEW YORK    NEW YORK     NEW YORK    NEW YORK     NEW YORK    NEW YORK    NEW YORK
                  PERFORMANCE   INVESTMENT       SELECT     QUALITY      PREMIUM    DIVIDEND    DIVIDEND
                          PLUS     QUALITY      QUALITY      INCOME       INCOME   ADVANTAGE ADVANTAGE 2
                         (NNP)       (NQN)        (NVN)       (NUN)        (NNF)       (NAN)       (NXK)
--------------------------------------------------------------------------------------------------------
Number of shares:
   Series M              1,600         960           --       2,200        1,320          --          --
   Series T                800       2,400        1,720          --        1,280          --          --
   Series W              2,000          --        2,400       2,200           --          --       1,880
   Series Th                --          --        3,600       2,400           --          --          --
   Series F                572       2,400           --       1,080           --       2,760          --
--------------------------------------------------------------------------------------------------------
Total                    4,972       5,760        7,720       7,880        2,600       2,760       1,880
========================================================================================================


Insurance
New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and Insured New York Premium Income (NNF) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended March 31, 2002.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs
Nuveen Investments has agreed to pay all offering costs (other than the sales load) that exceed $.03 per Common share for New York Dividend Advantage 2 (NXK). New York Dividend Advantage 2's (NXK) share of offering costs ($193,500) was recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by New York Dividend Advantage 2 (NXK) in connection with its offering of Preferred shares ($621,084) were recorded as a reduction of the proceeds from the sale of the Preferred shares.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective October 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to October 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets applicable to Common shares or the Common share net assets values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation or increase in unrealized depreciation based on securities held by the Funds on October 1, 2001, as follows:

                                NEW YORK     NEW YORK     NEW YORK
                   NEW YORK  PERFORMANCE   INVESTMENT       SELECT
                      VALUE         PLUS      QUALITY      QUALITY
                      (NNY)        (NNP)        (NQN)        (NVN)
------------------------------------------------------------------
                    $25,305     $224,667     $388,461     $108,263
==================================================================


                                 INSURED
                   NEW YORK     NEW YORK     NEW YORK     NEW YORK
                    QUALITY      PREMIUM     DIVIDEND     DIVIDEND
                     INCOME       INCOME    ADVANTAGE  ADVANTAGE 2
                      (NUN)        (NNF)        (NAN)        (NXK)
------------------------------------------------------------------
                   $117,415       $7,797           $--      $9,817
==================================================================


The effect of this change for the six months ended March 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation or increase in unrealized depreciation as follows:

                                 NEW YORK     NEW YORK     NEW YORK
                    NEW YORK  PERFORMANCE   INVESTMENT       SELECT
                       VALUE         PLUS      QUALITY      QUALITY
                       (NNY)        (NNP)        (NQN)        (NVN)
-------------------------------------------------------------------
                     $11,823      $61,427      $79,004      $11,622
===================================================================


                                  INSURED
                    NEW YORK     NEW YORK     NEW YORK     NEW YORK
                     QUALITY      PREMIUM     DIVIDEND     DIVIDEND
                      INCOME       INCOME    ADVANTAGE  ADVANTAGE 2
                       (NUN)        (NNF)        (NAN)        (NXK)
-------------------------------------------------------------------
                     $16,956       $3,198           $--      $9,962
===================================================================


The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

Classification and Measurement of Redeemable Securities
Effective October 1, 2001, the Funds (excluding New York Value (NNY) which is not authorized to issue preferred shares) adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITF D-98 requires that Preferred shares, at liquidation value, be presented separately in the Statement of Assets and Liabilities. Accordingly, certain reclassifications have been made to the financial statements and financial highlights for all prior periods presented. The adoption of EITF D-98 had no impact on the Funds' net asset values applicable to common shares.

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)




2. FUND SHARES
Transactions in Common and Preferred shares were as follows:


                                                                                          NEW YORK
                                                         NEW YORK VALUE (NNY)      PERFORMANCE PLUS (NNP)
                                                        ---------------------     -----------------------
                                                        SIX MONTHS     YEAR       SIX MONTHS       YEAR
                                                           ENDED       ENDED         ENDED         ENDED
                                                          3/31/02     9/30/01       3/31/02       9/30/01
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                --          --            --           --
   Shares issued to shareholders
     due to reinvestment of distributions                     --          --            --           --
---------------------------------------------------------------------------------------------------------
                                                              --          --            --           --
=========================================================================================================
Preferred shares sold                                        N/A         N/A            --           --
=========================================================================================================


                                                         NEW YORK INVESTMENT           NEW YORK SELECT
                                                             QUALITY (NQN)              QUALITY (NVN)
                                                        ---------------------     -----------------------
                                                        SIX MONTHS     YEAR       SIX MONTHS       YEAR
                                                           ENDED       ENDED         ENDED         ENDED
                                                          3/31/02     9/30/01       3/31/02       9/30/01
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                --          --            --           --
   Shares issued to shareholders
     due to reinvestment of distributions                     --          --            --           --
---------------------------------------------------------------------------------------------------------
                                                              --          --            --           --
=========================================================================================================
Preferred shares sold                                         --          --            --           --
=========================================================================================================


                                                           NEW YORK QUALITY           INSURED NEW YORK
                                                             INCOME (NUN)           PREMIUM INCOME (NNF)
                                                        ---------------------     -----------------------
                                                        SIX MONTHS     YEAR       SIX MONTHS       YEAR
                                                           ENDED       ENDED         ENDED         ENDED
                                                          3/31/02     9/30/01       3/31/02       9/30/01
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                --          --            --           --
   Shares issued to shareholders
     due to reinvestment of distributions                     --          --         8,756           --
---------------------------------------------------------------------------------------------------------
                                                              --          --         8,756           --
=========================================================================================================
Preferred shares sold                                         --          --            --           --
=========================================================================================================


                                                               NEW YORK                   NEW YORK
                                                       DIVIDEND ADVANTAGE (NAN)  DIVIDEND ADVANTAGE  2 (NXK)
                                                       ------------------------ ----------------------------
                                                                                             FOR THE PERIOD
                                                                                                 3/28/01
                                                                                              (COMMENCEMENT
                                                        SIX MONTHS     YEAR     SIX MONTHS   OF OPERATIONS)
                                                           ENDED       ENDED         ENDED       THROUGH
                                                          3/31/02     9/30/01       3/31/02      9/30/01
----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                --          --            --       6,450,000
   Shares issued to shareholders
     due to reinvestment of distributions                  3,034       1,423            --              --
----------------------------------------------------------------------------------------------------------
                                                           3,034       1,423            --       6,450,000
==========================================================================================================
Preferred shares sold                                         --          --            --           1,880
==========================================================================================================


3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid May 1, 2002, to shareholders of record on April 15, 2002, as follows:


                                                                           INSURED
                           NEW YORK    NEW YORK   NEW YORK    NEW YORK    NEW YORK   NEW YORK    NEW YORK
               NEW YORK PERFORMANCE  INVESTMENT     SELECT     QUALITY     PREMIUM   DIVIDEND    DIVIDEND
                  VALUE        PLUS     QUALITY    QUALITY      INCOME      INCOME  ADVANTAGE ADVANTAGE 2
                  (NNY)       (NNP)       (NQN)      (NVN)       (NUN)       (NNF)      (NAN)       (NXK)
---------------------------------------------------------------------------------------------------------
Dividend
   per share    $.0405     $.0775      $.0740     $.0745      $.0735      $.0735     $.0715      $.0710
=========================================================================================================


4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities during the six months ended March
31, 2002, were as follows:


                                                                       NEW YORK     NEW YORK     NEW YORK
                                                          NEW YORK  PERFORMANCE   INVESTMENT       SELECT
                                                             VALUE         PLUS      QUALITY      QUALITY
                                                             (NNY)        (NNP)        (NQN)        (NVN)
---------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                       $6,396,785  $28,646,798  $16,663,151  $33,534,792
   Short-term municipal securities                              --    9,050,000    8,700,000   10,250,000
Sales and maturities:
   Long-term municipal securities                        7,065,703   25,128,349   15,412,215   27,701,833
   Short-term municipal securities                              --    9,050,000    8,700,000   18,650,000
=========================================================================================================


                                                                        INSURED
                                                          NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                                           QUALITY      PREMIUM     DIVIDEND     DIVIDEND
                                                            INCOME       INCOME    ADVANTAGE  ADVANTAGE 2
                                                             (NUN)        (NNF)        (NAN)        (NXK)
---------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                     $109,381,121  $11,429,924   $8,148,674   $7,873,908
   Short-term municipal securities                      10,500,000      500,000    9,000,000    1,700,000
Sales and maturities:
   Long-term municipal securities                      107,041,391   11,557,118    8,633,132    6,773,297
   Short-term municipal securities                      10,500,000      500,000    9,000,000    1,700,000
=========================================================================================================

At March 31, 2002, the cost of investments owned for federal income tax purposes were as follows:


                                                                        INSURED
NEW YORKNEW YORK  NEW YORK     NEW YORK     NEW YORK      NEW YORK     NEW YORK
     NEW YORK  PERFORMANCE   INVESTMENT       SELECT       QUALITY      PREMIUM     DIVIDEND     DIVIDEND
        VALUE         PLUS      QUALITY      QUALITY        INCOME       INCOME    ADVANTAGE  ADVANTAGE 2
        (NNY)        (NNP)        (NQN)        (NVN)         (NUN)        (NNF)        (NAN)        (NXK)
---------------------------------------------------------------------------------------------------------
 $141,183,774 $338,683,982 $389,468,812 $517,987,286  $531,870,035 $176,602,549 $193,482,323 $137,471,647
=========================================================================================================


Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)


At September 30, 2001, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                   INSURED
                                     NEW YORK     NEW YORK    NEW YORK
                  NEW YORK        PERFORMANCE      PREMIUM    DIVIDEND
                     VALUE               PLUS       INCOME    ADVANTAGE
                      (NNY)              (NNP)        (NNF)       (NAN)
-------------------------------------------------------------------------
Expiration year:
   2002                 $     --      $    --   $1,243,060    $     --
   2003                       --           --        3,373          --
   2004                       --           --    2,802,391          --
   2005                       --           --      540,548          --
   2006                       --           --           --          --
   2007                       --           --           --   1,388,238
   2008                1,349,401      323,091      490,279     797,642
   2009                  120,870      255,253      307,856   1,678,473
-------------------------------------------------------------------------
Total                 $1,470,271     $578,344   $5,387,507  $3,864,353
=========================================================================


5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at March 31, 2002, were as follows:


                                                                       NEW YORK     NEW YORK     NEW YORK
                                                          NEW YORK  PERFORMANCE   INVESTMENT       SELECT
                                                             VALUE         PLUS      QUALITY      QUALITY
                                                             (NNY)        (NNP)        (NQN)        (NVN)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                        $ 6,452,062  $15,627,799  $21,075,907  $20,836,088
   depreciation                                         (3,166,121)  (2,034,832)  (1,742,920)  (3,647,192)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)             $ 3,285,941  $13,592,967  $19,332,987  $17,188,896
=========================================================================================================


                                                                        INSURED
                                                          NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                                           QUALITY      PREMIUM     DIVIDEND     DIVIDEND
                                                            INCOME       INCOME    ADVANTAGE  ADVANTAGE 2
                                                             (NUN)        (NNF)        (NAN)        (NXK)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                        $18,807,481  $10,080,627  $ 6,589,937    $ 352,247
   depreciation                                         (3,138,059)    (433,504)  (1,372,330)  (1,205,808)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)             $15,669,422  $ 9,647,123  $ 5,217,607   $ (853,561)
=========================================================================================================


6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' (excluding New York Value (NNY), New York Dividend Advantage
(NAN) and New York Dividend Advantage 2 (NXK)) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:


AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)              MANAGEMENT FEE
------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                       .6500 of 1%
For the next $125 million                                                                        .6375 of 1
For the next $250 million                                                                        .6250 of 1
For the next $500 million                                                                        .6125 of 1
For the next $1 billion                                                                          .6000 of 1
For the next $3 billion                                                                          .5875 of 1
For net assets over $5 billion                                                                   .5750 of 1
============================================================================================================


Under New York Value's (NNY) investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, of .35 of 1% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

Under New York Dividend Advantage's (NAN) and New York Dividend Advantage 2's
(NXK) investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of the Fund as follows:


AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)             MANAGEMENT FEE
-----------------------------------------------------------------------------------------------------------
For the first $125 million                                                                      .6500 of 1%
For the next $125 million                                                                       .6375 of 1
For the next $250 million                                                                       .6250 of 1
For the next $500 million                                                                       .6125 of 1
For the next $1 billion                                                                         .6000 of 1
For net assets over $2 billion                                                                  .5750 of 1
===========================================================================================================

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of New York Dividend Advantage (NAN) in an amount equal to .30% of the average daily net assets (including net assets attributable to Preferred shares) for the period May 26, 1999 (commencement of operations) through July 31, 2004, ..25% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended July 31, 2005, .20% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended July 31, 2006, .15% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended July 31, 2007, .10% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended July 31, 2008, and .05% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended July 31, 2009. The Adviser has not agreed to reimburse New York Dividend Advantage
(NAN) for any portion of its fees and expenses beyond July 31, 2009.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of New York Dividend Advantage 2 (NXK) in an amount equal to .30% of the average daily net assets (including net assets attributable to Preferred shares) for the period March 28, 2001 (commencement of operations) through March 31, 2006, .25% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended March 31, 2007, .20% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended March 31, 2008, .15% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended March 31, 2009, .10% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended March 31, 2010, and .05% of the average daily net assets (including net assets attributable to Preferred shares) for the year ended March 31, 2011. The Adviser has not agreed to reimburse New York Dividend Advantage 2 (NXK) for any portion of its fees and expenses beyond March 31, 2011.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                      Financial
                             HIGHLIGHTS (Unaudited)

      Selected data for a Common share outstanding throughout each period:




                                 Investment Operations                         Less Distributions
                     ----------------------------------------------------   ------------------------

                                         Distributions Distributions
                                              From Net          From             Net                   Offering
           Beginning                   Net  Investment       Capital      Investment  Capital         Costs and    Ending
              Common             Realized/   Income to      Gains to       Income to Gains to         Preferred    Common
               Share        Net Unrealized   Preferred     Preferred          Common   Common             Share     Share  Ending
           Net Asset Investment Investment      Share-        Share-          Share-   Share-      Underwriting Net Asset  Market
               Value     Income Gain (Loss)   holders+      holders+  Total  holders  holders Total   Discounts     Value   Value
====================================================================================================================================
NEW YORK VALUE (NNY)
====================================================================================================================================
Year Ended 9/30:
2002(a)      $ 9.86      $ .24     $ (.19)       $N/A          $N/A   $ .05   $ (.25)    $-- $ (.25)       $--     $ 9.66 $ 9.0800
2001           9.51        .50        .36         N/A           N/A     .86     (.51)     --   (.51)        --       9.86   9.4900
2000           9.53        .52       (.03)        N/A           N/A     .49     (.51)     --   (.51)        --       9.51   8.7500
1999          10.39        .51       (.76)        N/A           N/A    (.25)    (.51)   (.10)  (.61)        --       9.53   8.7500
1998          10.28        .55        .20         N/A           N/A     .75     (.55)   (.09)  (.64)        --      10.39  10.1250
1997          10.23        .62        .06         N/A           N/A     .68     (.62)   (.01)  (.63)        --      10.28  10.6875

NEW YORK PERFORMANCE PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(a)       15.95        .57       (.44)       (.06)           --     .07     (.46)     --   (.46)        --      15.56 14.9800
2001          14.67       1.16       1.26        (.26)           --    2.16     (.88)     --   (.88)        --      15.95 15.3900
2000          14.65       1.23        .12        (.30)         (.02)   1.03     (.95)   (.06) (1.01)        --      14.67 14.1250
1999          16.24       1.24      (1.56)       (.22)           --    (.54)   (1.03)     --  (1.03)      (.02)     14.65 15.3125
1998          16.23       1.31        .02        (.23)           --    1.10    (1.09)     --  (1.09)        --      16.24 17.7500
1997          16.17       1.35        .06        (.24)           --    1.17    (1.11)     --  (1.11)        --      16.23 18.7500

NEW YORK INVESTMENT QUALITY (NQN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(a)       15.67        .54       (.43)       (.05)         (.01)    .05     (.43)    (.05) (.48)        --      15.24 14.5000
2001          14.50       1.12       1.14        (.25)           --    2.01     (.84)      --  (.84)        --      15.67 14.7200
2000          14.44       1.19        .09        (.30)           --     .98     (.92)      --  (.92)        --      14.50 13.8750
1999          15.89       1.19      (1.30)       (.21)         (.02)   (.34)   (1.00)    (.09)(1.09)      (.02)     14.44 15.0625
1998          15.85       1.24        .09        (.22)           --    1.11    (1.06)    (.01)(1.07)        --      15.89 17.5000
1997          15.89       1.29       (.01)       (.22)         (.01)   1.05    (1.07)    (.02)(1.09)        --      15.85 18.1250

NEW YORK SELECT QUALITY (NVN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(a)       15.41        .55       (.43)       (.04)         (.04)    .04     (.44)    (.13) (.57)        --      14.88 14.1300
2001          14.57       1.15        .81        (.25)           --    1.71     (.87)      --  (.87)        --      15.41 14.5000
2000          14.64       1.22       (.05)       (.31)           --     .86     (.93)      --  (.93)        --      14.57 13.9375
1999          15.99       1.20      (1.28)       (.21)         (.01)   (.30)    (.99)    (.04)(1.03)      (.02)     14.64 15.3750
1998          15.90       1.19        .11        (.22)           --    1.08     (.99)      --  (.99)        --      15.99 16.9375
1997          15.78       1.21        .13        (.22)           --    1.12     (.99)    (.01)(1.00)        --      15.90 16.8125
====================================================================================================================================





                                                    Ratios/Supplemental Data
                         ------------------------------------------------------------------------ Municipal Auction Rate Cumulative
          Total Returns              Before Credit/Reimbursement  After Credit/Reimbursement***   Preferred Stock at End of Period
          --------------             ---------------------------  ------------------------        ----------------------------------
                                                   Ratio of Net            Ratio of Net
                                           Ratio of  Investment    Ratio of  Investment
                                Ending     Expenses   Income to    Expenses   Income to
                     Based         Net   to Average     Average   to Average     Average
            Based       on      Assets   Net Assets  Net Assets   Net Assets  Net Assets             Aggregate Liquidation
               on      Net  Applicable   Applicable  Applicable   Applicable  Applicable Portfolio      Amount  and Market     Asset
           Market    Asset   to Common    to Common   to Common    to Common   to Common  Turnover Outstanding       Value  Coverage
          Value**  Value** Shares (000)    Shares++    Shares++     Shares++    Shares++      Rate       (000)   Per Share Per Share
====================================================================================================================================
NEW YORK VALUE (NNY)
====================================================================================================================================
Year Ended 9/30:
2002(a)     (1.76)%     .50%   $146,128        .73%*      4.90%*      .73%*       4.90%*      4%       $ N/A      $  N/A  $    N/A
2001        14.66      9.23     149,138        .76        5.13        .74         5.15       23          N/A         N/A       N/A
2000         6.17      5.29     143,843        .74        5.52        .73         5.53       33          N/A         N/A       N/A
1999        (8.04)    (2.58)    144,079        .74        5.10        .74         5.10       19          N/A         N/A       N/A
1998          .87      7.57     157,086        .75        5.37        .75         5.37       36          N/A         N/A       N/A
1997         8.11      6.87     154,298        .79        6.10        .79         6.10       28          N/A         N/A       N/A

NEW YORK PERFORMANCE PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(a)       .27       .41     232,699       1.27*       7.21*       1.25*       7.22*        7      124,300      25,000    71,802
2001        15.56     15.01     238,599       1.29        7.47        1.28        7.49        19      124,300      25,000    72,988
2000         (.71)     7.45     219,427       1.29        8.61        1.27        8.63        44      124,300      25,000    69,132
1999        (8.25)    (3.65)    218,751       1.20        7.89        1.19        7.90        22      124,300      25,000    68,997
1998          .63      7.00     240,374       1.17        8.10        1.17        8.10        30      104,300      25,000    82,616
1997        15.77      7.49     238,020       1.17        8.38        1.17        8.38         7      104,300      25,000    82,052

NEW YORK INVESTMENT QUALITY (NQN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(a)      1.72       .30     269,813       1.25*       6.99*       1.23*       7.01*        4      144,000      25,000    71,843
2001        12.44     14.12     277,380       1.27        7.29        1.24        7.31        21      144,000      25,000    73,156
2000        (1.52)     7.10     256,711       1.26        8.39        1.24        8.41        32      144,000      25,000    69,568
1999        (8.13)    (2.45)    255,347       1.22        7.78        1.22        7.79        17      144,000      25,000    69,331
1998         2.60      7.27     278,372       1.18        7.88        1.18        7.88        20      120,000      25,000    82,994
1997        14.40      6.84     275,569       1.18        8.18        1.18        8.18         2      120,000      25,000    82,410

NEW YORK SELECT QUALITY (NVN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(a)      1.29       .23     348,590       1.26*       7.18*       1.24*       7.20*        5      193,000      25,000    70,154
2001        10.43     11.99     360,809       1.28        7.59        1.26        7.61        31      193,000      25,000    71,737
2000        (2.92)     6.14     341,311       1.28        8.49        1.28        8.49        20      193,000      25,000    69,211
1999        (3.33)    (2.11)    342,282       1.19        7.75        1.18        7.75        13      193,000      25,000    69,337
1998         6.84      7.01     369,617       1.14        7.51        1.14        7.51        11      150,000      25,000    86,603
1997        11.77      7.34     363,293       1.15        7.70        1.15        7.70         3      150,000      25,000    85,549
====================================================================================================================================

N/A  Fund is not authorized to issue Preferred shares.

*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

*** After custodian fee credit and expense reimbursement, where applicable. + The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to Preferred Shares, where applicable.

(a)  For the six months ended March 31, 2002.


                                 See accompanying notes to financial statements.
80-81 SPREAD

      Selected data for a Common share outstanding throughout each period:




                                 Investment Operations                      Less Distributions
                     ----------------------------------------------------   ------------------------

                                         Distributions Distributions
                                              From Net          From             Net                   Offering
           Beginning                   Net  Investment       Capital      Investment  Capital         Costs and    Ending
              Common             Realized/   Income to      Gains to       Income to Gains to         Preferred    Common
               Share        Net Unrealized   Preferred     Preferred          Common   Common             Share     Share  Ending
           Net Asset Investment Investment      Share-        Share-          Share-   Share-      Underwriting Net Asset  Market
               Value     Income Gain (Loss)   holders+      holders+  Total  holders  holders Total   Discounts     Value   Value
====================================================================================================================================
NEW YORK QUALITY INCOME (NUN)
====================================================================================================================================
Year Ended 9/30:
2002(c)      $15.20      $ .55    $ (.46)      $(.06)       $ --     $ .03     $(.43)  $(.01) $(.44)     $ --      $14.79 $14.3500
2001          14.44       1.14       .72        (.25)         --      1.61      (.85)     --   (.85)       --       15.20  14.3300
2000          14.54       1.18      (.08)       (.30)         --       .80      (.90)     --   (.90)       --       14.44  13.5000
1999          15.90       1.15     (1.29)       (.22)       (.01)     (.37)     (.94)   (.03)  (.97)     (.02)      14.54  15.0000
1998          15.66       1.15       .30        (.24)       (.01)     1.20      (.94)   (.02)  (.96)       --       15.90  16.6250
1997          15.32       1.17       .39        (.24)       (.01)     1.31      (.94)   (.03)  (.97)       --       15.66  16.1875

INSURED NEW YORK PREMIUM INCOME (NNF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(c)       15.26        .53      (.44)       (.06)         --       .03      (.43)     --   (.43)       --       14.86  14.4500
2001          14.24       1.08       .99        (.24)         --      1.83      (.81)     --   (.81)       --       15.26  14.5700
2000          14.20       1.08       .07        (.29)         --       .86      (.82)     --   (.82)       --       14.24  13.3750
1999          15.68       1.07     (1.49)       (.23)         --      (.65)     (.83)     --   (.83)       --       14.20  14.3750
1998          14.95       1.06       .75        (.26)         --      1.55      (.82)     --   (.82)       --       15.68  15.6875
1997          14.26       1.07       .69        (.25)         --      1.51      (.82)     --   (.82)       --       14.95  14.8750

NEW YORK DIVIDEND ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(c)       14.86        .54      (.46)       (.06)         --       .02      (.42)     --   (.42)       --       14.46  13.8000
2001          13.42       1.08      1.40        (.24)         --      2.24      (.80)     --   (.80)       --       14.86  14.4400
2000          13.27       1.08       .18        (.29)         --       .97      (.82)     --   (.82)       --       13.42  12.3125
1999(a)       14.33        .27      (.95)       (.05)         --      (.73)     (.21)     --   (.21)     (.12)      13.27  14.3750

NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(c)       14.55        .52      (.46)       (.06)         --        --      (.42)     --   (.42)       --       14.13  13.3500
2001(b)       14.33        .44       .33        (.07)         --       .70      (.35)     --   (.35)     (.13)      14.55  14.4600
====================================================================================================================================




                                                 Ratios/Supplemental Data
                           --------------------------------------------------------------------- Municipal Auction Rate Cumulative
             Total Returns          Before Credit/Reimbursement  After Credit/Reimbursement***   Preferred Stock at End of Period
            --------------           -------------------------  ------------------------         ----------------------------------
                                                  Ratio of Net           Ratio of Net
                                          Ratio of  Investment   Ratio of  Investment
                               Ending     Expenses   Income to   Expenses   Income to
                    Based         Net   to Average     Average to Average     Average
           Based       on      Assets   Net Assets  Net Assets Net Assets  Net Assets              Aggregate  Liquidation
              on      Net  Applicable   Applicable  Applicable Applicable  Applicable Portfolio       Amount   and Market     Asset
           Market   Asset   to Common    to Common   to Common  to Common   to Common  Turnover  Outstanding        Value  Coverage
          Value** Value** Shares (000)    Shares++    Shares++   Shares++    Shares++      Rate        (000)    Per Share Per Share
====================================================================================================================================
NEW YORK QUALITY INCOME (NUN)
====================================================================================================================================
Year Ended 9/30:
2002(c)    3.26%     .21%     $356,153      1.23%*       7.32%*     1.22%*       7.33%*     19%      $197,000     $25,000   $70,197
2001      12.63    11.39       365,974      1.26         7.62       1.24         7.63       13        197,000      25,000    71,443
2000      (3.79)    5.74       347,716      1.22         8.31       1.22         8.31       15        197,000      25,000    69,126
1999      (4.13)   (2.60)      349,932      1.18         7.46       1.17         7.47        7        197,000      25,000    69,408
1998       8.89     7.90       378,795      1.16         7.33       1.16         7.33       12        170,000      25,000    80,705
1997      12.90     8.80       369,327      1.17         7.59       1.17         7.59       13        170,000      25,000    79,313

INSURED NEW YORK PREMIUM INCOME (NNF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(c)    2.08      .20       123,438      1.26*        7.05*      1.25*        7.06*      6          65,000      25,000    72,476
2001      15.32    13.11       126,648      1.29         7.24       1.28         7.25       8          65,000      25,000    73,711
2000       (.96)    6.38       118,171      1.30         7.80       1.29         7.81      17          65,000      25,000    70,450
1999      (3.37)   (4.33)      117,800      1.29         7.03       1.29         7.03       8          65,000      25,000    70,308
1998      11.29    10.67       129,306      1.29         6.99       1.29         6.99      15          65,000      25,000    74,733
1997      14.63    10.93       122,813      1.32         7.42       1.32         7.42      24          65,000      25,000    72,236

NEW YORK DIVIDEND ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(c)   (1.63)     .11       132,796      1.22*        6.83*       .76*        7.29*      4          69,000      25,000    73,115
2001      24.06    16.98       136,441      1.25         7.01        .78         7.49      18          69,000      25,000    74,435
2000      (8.62)    7.82       123,171      1.31         7.89        .79         8.42      19          69,000      25,000    69,627
1999(a)   (2.76)   (5.93)      121,801      1.10*        5.36*       .65*        5.81*     25          69,000      25,000    69,131

NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2002(c)   (4.87)    (.02)       91,251      1.25*        6.72*       .77*        7.20*      5          47,000      25,000    73,538
2001(b)   (1.29)    4.02        93,965      1.12*        5.63*       .69*        6.06*     11          47,000      25,000    74,981
------------------------------------------------------------------------------------------------------------------------------------


*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to Preferred Shares.

(a)  For the period May 26, 1999 (commencement of operations) through September
     30,1999.

(b)  For the period March 28, 2001 (commencement of operations) through
     September 30, 2001.

(c)  For the six months ended March 31, 2002.


                                 See accompanying notes to financial statements.





82-83 SPREAD

Build Your Wealth
       AUTOMATICALLY







NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.




NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
     INFORMATION



BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606



CUSTODIAN, TRANSFER AGENT
AND SHAREHOLDER SERVICES
JPMorgan Chase Bank
P.O. Box 660086
Dallas, TX 75266-0086
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



POLICY NOTICE:
Nuveen New York Dividend Advantage Municipal Fund
Nuveen New York Dividend Advantage Municipal Fund 2

These Funds may not invest, under normal circumstances, less than 80% of their net assets (plus any borrowings for investment purposes) in investments the income from which is exempt from both regular federal and New York state income taxes.



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended March 31, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          FOR GENERATIONS


[photo of John Nuveen, Sr.]


For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


[LOGO: NUVEEN Investments]


Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                  FSA-1-3-02